UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® 1-3 Year Duration
Securitized Bond Central Fund

November 30, 2007

1.841391.101

13CEN-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 21.4%
	Principal Amount	Value
Fannie Mae:
4.75% 3/12/10 (c)	$ 174,000,000	$ 177,914,987
6.375% 6/15/09 (d)	100,000,000	103,868,100
Freddie Mac:
4.25% 7/15/09	7,466,000	7,524,616
4.75% 1/18/11	45,000,000	46,339,245
4.875% 2/9/10	85,000,000	87,075,955
5% 6/11/09	73,640,000	74,982,604
5.25% 5/21/09 (d)	69,000,000	70,435,614
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $558,573,622)		568,141,121
Asset-Backed Securities - 38.2%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 5.2888% 2/25/34 (f)	1,185,766	1,047,623
Class M2, 5.8888% 2/25/34 (f)	2,525,000	2,054,777
Series 2005-HE6 Class A2B, 4.9888% 10/25/35 (f)	884,503	878,975
Series 2006-FM2 Class AC2, 4.9488% 8/25/36 (f)	1,195,000	1,018,868
Series 2006-HE3 Class A2A, 4.8388% 6/25/36 (f)	740,383	721,503
Advanta Business Card Master Trust Series 2006-C1 Class C1, 5.22% 10/20/14 (f)	2,280,000	2,040,894
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (b)	543,590	541,908
American Express Credit Account Master Trust Series 2004-C Class C, 5.1519% 2/15/12 (b)(f)	1,544,893	1,543,614
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class C, 4.22% 7/6/09	340,246	339,519
Class D, 5.07% 7/6/10	6,805,000	6,813,313
Series 2006-1:
Class A3, 5.11% 10/6/10	461,947	461,188
Class B1, 5.2% 3/6/11	1,870,000	1,851,485
Series 2007-CM Class A3A, 5.42% 5/7/12 (d)	6,940,000	7,027,820
AmeriCredit Automotive Receivables Trust Series 2007-DF Class A3A, 5.49% 7/6/12	5,005,000	5,028,235
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	2,420,000	2,419,371
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2:
Class M1, 5.2188% 4/25/34 (f)	5,085,000	4,794,321
Class M2, 5.2688% 4/25/34 (f)	3,925,000	3,714,290
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2005-R10 Class A2B, 5.0088% 12/25/35 (f)	$ 1,552,744	$ 1,494,516
Series 2006-M3 Class A2A, 4.8388% 10/25/36 (f)	1,431,884	1,390,002
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (b)	2,500,000	2,493,082
Argent Securities, Inc.:
Series 2004-W5 Class M1, 5.3888% 4/25/34 (f)	360,000	323,425
Series 2004-W7:
Class M1, 5.3388% 5/25/34 (f)	4,965,000	4,347,081
Class M2, 5.3888% 5/25/34 (f)	4,035,000	3,668,509
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 5.2088% 12/25/34 (f)	1,736,229	1,486,966
Asset Backed Funding Corp. Series 2006-OPT2:
Class M1, 5.0388% 10/25/36 (f)	1,430,000	694,980
Class M5, 5.1888% 10/25/36 (f)	3,500,000	871,763
Class M7, 5.5688% 10/25/36 (f)	1,490,000	205,039
Class M9. 6.6888% 10/25/36 (f)	3,000,000	380,532
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE2 Class M1, 5.1588% 3/25/36 (f)	1,370,000	699,796
Series 2006-HE6:
Class A4, 4.9488% 11/25/36 (f)	3,185,000	2,717,920
Class M7, 5.5888% 11/25/36 (f)	415,000	74,454
Class M9, 6.9388% 11/25/36 (f)	1,105,000	173,258
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.84% 4/4/17 (a)(b)(f)	10,000,000	1
Bank of America Credit Card Master Trust:
Series 2006-C7 Class C7, 4.8819% 3/15/12 (f)	5,000,000	4,909,521
Series 2006-HE7 Class B4, 4.7319% 3/15/12 (f)	5,745,000	5,658,983
Series 2007-C2 Class C2, 4.9219% 9/17/12 (f)	6,910,000	6,718,069
Bayview Financial Mortgage Trust Series 2006-D Class 2A1, 4.91% 12/28/36 (f)	2,594,559	2,501,544
Bear Stearns Asset Backed Securities I Trust:
Series 2005-FR1 Class M1, 5.2888% 6/25/35 (f)	1,235,000	1,080,432
Series 2007-AQ1 Class A1, 4.8988% 11/25/36 (f)	2,463,213	2,393,381
Series 2007-HE3 Class 1A1, 4.9088% 4/25/37 (f)	1,982,564	1,866,188
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 4.7763% 9/17/11 (b)(f)	1,950,000	1,912,219
BNC Mortgage Loan Trust Series 2006-2:
Class A4, 4.9488% 11/25/36 (f)	1,095,000	848,954
Class M1, 5.0288% 11/25/36 (f)	1,095,000	513,884
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	10,000,000	10,071,078
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	$ 3,760,000	$ 3,798,597
Series 2006-2:
Class B, 5.07% 12/15/11	11,625,000	11,456,217
Class C 5.31% 6/15/12	8,550,000	8,345,968
Series 2007-1 Class C, 5.38% 11/15/12	3,045,000	2,965,071
Series 2007-SN1 Class D, 6.05% 1/17/12	1,490,000	1,486,550
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	6,300,000	6,305,490
Series 2006-C Class A3A, 5.07% 7/15/11	2,860,000	2,865,029
Series 2007-B Class A3A, 5.03% 4/15/12	8,670,000	8,715,177
Capital One Multi-Asset Execution Trust:
Series 2003-B3 Class B3, 4.5% 6/15/11	15,000,000	14,952,131
Series 2007-C3 Class C3, 4.9419% 4/15/13 (b)(f)	6,205,000	5,994,394
Carmax Auto Owner Trust Series 2007-1 Class A3, 5.24% 7/15/11	2,535,000	2,552,901
Carrington Mortgage Loan Trust:
Series 2005-NC4 Class M1, 5.2688% 9/25/35 (f)	1,690,000	1,477,949
Series 2006-FRE1 Class A3, 4.9388% 7/25/36 (f)	13,353,000	11,390,109
Series 2006-NC4 Class M1, 5.0888% 10/25/36 (f)	1,170,000	627,120
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (b)	7,412,542	7,294,404
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	15,434,789	15,473,633
Class C, 5.28% 2/20/13	1,798,493	1,791,436
Series 2006-VT2:
Class A3, 5.07% 2/20/10	15,190,000	15,167,104
Class A4, 5.05% 4/20/14	3,770,000	3,762,611
Class B, 5.24% 4/20/14	388,469	387,126
Class C, 5.29% 4/20/14	423,271	418,838
Class D, 5.46% 4/20/14	1,135,798	1,115,275
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	30,035,000	29,877,902
Series 2006-C4 Class C4, 4.8875% 1/9/12 (f)	7,675,000	7,438,714
Series 2007-B6 Class B6, 5.03% 11/8/12	10,000,000	10,126,172
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 4.9225% 8/26/36 (f)	416,551	409,586
Series 2006-NC2:
Class A2A, 4.9125% 9/25/36 (f)	528,300	517,817
Class A2B, 5.0325% 9/25/36 (f)	1,430,000	1,065,350
Series 2006-WF2 Class A2B, 5.735% 5/25/36	2,120,000	2,110,064
Series 2006-WFH3 Class M7, 5.0225% 11/25/36 (f)	1,040,000	865,800
Asset-Backed Securities - continued
	Principal Amount	Value
CNH Equipment Trust:
Series 2006-A Class A3, 5.2% 8/16/10	$ 15,105,000	$ 15,106,458
Series 2007-A Class A3, 4.98% 10/15/10	15,000,000	15,050,034
CNH Wholesale Master Note Trust Series 2005-1 Class A, 4.7619% 6/15/11 (f)	4,250,000	4,243,276
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 4.9088% 1/25/37 (f)	180,819	174,364
Series 2007-11 Class 2A1, 4.8488% 6/25/47 (f)	1,863,381	1,825,549
Series 2007-4 Class A1A, 4.9088% 9/25/37 (f)	11,192,955	10,633,307
Series 2007-BC2 Class 2A1, 4.8788% 6/25/37 (f)	1,707,542	1,632,304
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.2888% 5/25/34 (f)	5,275,000	4,774,587
Series 2004-3 Class M1, 5.2888% 6/25/34 (f)	1,500,000	1,451,186
CPS Auto Receivables Trust:
Series 2006-D Class A3, 5.157% 5/15/11 (b)	3,835,000	3,838,597
Series 2007-A Class A3, 5.04% 9/15/11 (b)	19,899,984	19,995,595
Series 2007-B Class A3, 5.47% 11/15/11 (b)	2,559,999	2,581,601
Series 2007-C Class A3, 5.45% 5/15/12 (b)	1,819,988	1,817,429
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 4.8488% 10/25/36 (f)	1,319,466	1,278,851
DaimlerChrysler Auto Trust Series 2006-D Class A3, 4.98% 2/8/11	2,620,000	2,626,641
DaimlerChrysler Master Owner Trust Series 2005-A Class A, 4.7019% 4/15/10 (f)	6,335,000	6,328,002
DriveTime Auto Owner Trust Series 2006-B:
Class A2, 5.32% 3/15/10 (b)	2,319,737	2,316,112
Class A3, 5.23% 8/15/12 (b)	2,530,000	2,524,070
DT Auto Owner Trust Series 2007-A Class A3, 5.6% 3/15/13 (b)	4,820,000	4,839,581
Fieldstone Mortgage Investment Corp. Series 2006-3:
Class 2A3, 5.48% 11/25/36 (f)	8,231,000	6,856,423
Class M1, 5.0488% 11/25/36 (f)	5,480,000	2,452,300
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.3388% 3/25/34 (f)	415,000	350,634
Class M4, 5.6888% 3/25/34 (f)	99,991	86,887
Series 2005-FF12 Class A2A, 4.8788% 11/25/36 (f)	206,285	205,544
Series 2006-FF12 Class A2, 4.8288% 9/25/36 (f)	1,880,098	1,817,820
Series 2006-FF15 Class M1, 5.0288% 11/25/36 (f)	3,950,000	1,594,220
Series 2006-FF18 Class M1, 5.0188% 12/25/37 (f)	10,000,000	4,032,000
Series 2006-FF5 Class 2A2, 4.8988% 4/25/36 (f)	1,055,000	1,025,091
Series 2007-FF1 Class M1, 5.0188% 1/25/38 (f)	1,280,000	608,000
Series 2007-FF2 Class A2C, 5.0225% 3/25/37 (f)	5,525,000	4,407,917
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	$ 5,151,000	$ 5,109,472
Series 2006-C Class B, 5.3% 6/15/12	2,000,000	1,971,839
Series 2007-A Class A3A, 5.4% 8/15/11	14,000,000	14,201,508
Series 2007-B Class A4A, 5.24% 7/15/12	12,100,000	12,097,598
Fosse Master Issuer PLC Series 2007-1A Class C2, 5.7588% 10/18/54 (b)(f)	1,680,000	1,594,488
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	375,000	373,947
Class C, 5.41% 7/21/14	3,340,000	3,287,227
Series 2007-1:
Class A4, 5.03% 2/16/15	2,625,000	2,634,076
Class C, 5.43% 2/16/15	3,215,000	3,134,463
Fremont Home Loan Trust:
Series 2005-A Class M1, 5.2188% 1/25/35 (f)	6,550,000	5,633,177
Series 2006-3 Class 2A1, 4.8588% 2/25/37 (f)	119,481	117,241
Series 2006-D Class M1, 5.0188% 11/25/36 (f)	1,695,000	775,463
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.885% 9/25/30 (b)(f)	2,810,000	2,757,130
GE Business Loan Trust Series 2006-2A:
Class A, 4.8319% 11/15/34 (b)(f)	6,497,186	6,366,674
Class B, 4.9319% 11/15/34 (b)(f)	2,348,726	2,288,854
Class C, 5.0319% 11/15/34 (b)(f)	3,900,221	3,769,570
Class D, 5.4019% 11/15/34 (b)(f)	1,482,866	1,399,132
GE Commercial Equipment Financing LLC Series 2004-A Class B, 3.65% 5/22/14 (b)	1,289,835	1,270,474
GE Equipment Midticket LLC Series 2006-1:
Class A2, 5.1% 5/15/09	2,381,098	2,380,799
Class B, 4.8019% 9/15/17 (f)	5,830,000	5,603,570
Class C, 4.9719% 9/15/17 (f)	1,610,000	1,521,394
Goal Capital Funding Trust Series 2007-1 Class C1, 5.76% 6/25/42 (f)	3,865,000	3,713,903
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	1,130,000	1,127,706
Class C, 5.74% 12/15/14	3,960,000	3,940,940
GSAMP Trust:
Series 2004-AR1 Class M1, 5.4388% 6/25/34 (f)	2,775,000	2,500,564
Series 2004-FM2:
Class M1, 5.5388% 1/25/34 (f)	2,910,658	2,677,800
Class M2, 6.4388% 1/25/34 (f)	232,279	200,846
Class M3, 6.7388% 1/25/34 (f)	235,913	204,208
Series 2006-FM2 Class M1, 5.0488% 9/25/36 (f)	2,635,000	1,170,994
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2006-FM3 Class ABS, 4.9888% 11/25/36 (f)	$ 6,635,000	$ 4,909,900
Series 2006-HE5 Class A2C, 4.9388% 8/25/36 (f)	1,000,000	853,000
Series 2007-FM1 Class M1, 5.0588% 12/25/36 (f)	2,235,000	1,087,998
Series 2007-FM2 Class M1, 5.0688% 1/25/37 (f)	4,745,000	2,311,764
Series 2007-HE1 Class M1, 5.0388% 3/25/47 (f)	975,000	512,850
Series 2007-NC1 Class M7, 5.7388% 12/25/46 (f)	7,508,000	1,221,799
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 4.8588% 3/25/36 (f)	433,658	432,635
Helios Finance L.P. Series 2007-S1 Class B1, 5.6975% 10/20/14 (b)(f)	4,005,000	3,824,238
Holmes Master Issuer PLC:
Series 2006-1A:
Class 2A, 5.3025% 7/15/21 (b)(f)	2,460,000	2,438,475
Class 2B, 5.3625% 7/15/40 (b)(f)	1,770,000	1,742,344
Class 2C, 5.6325% 7/15/40 (b)(f)	720,000	702,675
Class 2M, 5.4325% 7/15/40 (b)(f)	1,475,000	1,453,797
Series 2007-2A Class 1C, 5.4725% 7/15/21 (f)	5,765,000	5,687,749
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.1088% 8/25/33 (f)	3,519,242	3,239,600
Series 2003-4 Class M1, 5.9888% 10/25/33 (f)	7,378,646	6,559,616
Series 2006-1 Class 2A3, 5.0138% 4/25/36 (f)	6,095,000	5,215,034
Series 2006-7:
Class 2A3, 4.9388% 1/25/37 (f)	16,000,000	13,368,000
Class B1, 6.6888% 1/25/37 (f)	675,000	85,050
Class M4, 5.1688% 1/25/37 (f)	1,320,000	200,746
Series 2006-8:
Class 2A1, 4.8388% 3/25/37 (f)	155,482	150,429
Class 2A3, 4.9488% 3/25/37 (f)	2,630,000	2,115,506
Class M1, 5.0288% 3/25/37 (f)	1,560,000	692,016
Series 2007-1 Class M1, 5.0288% 5/25/37 (f)	4,320,000	2,011,392
Home Equity Loan Trust Series 2007-FRE1 Class M1, 5.2888% 4/25/37 (f)	7,165,000	3,840,440
HSBC Automotive Trust:
Series 2006-3:
Class A2, 5.38% 12/17/09	386,361	386,253
Class A3, 5.28% 9/19/11	5,000,000	5,019,889
Series 2007-1 Class A3, 5.3% 11/17/11	2,520,000	2,535,498
HSBC Home Equity Loan Trust:
Series 2006-3 Class A1V, 4.82% 3/20/36 (f)	2,511,758	2,420,581
Series 2007-2 Class A3V, 4.96% 7/21/36 (f)	1,055,000	874,806
HSI Asset Securitization Corp. Trust:
Series 2006-HE1 Class 2A3, 4.9488% 10/25/36 (f)	2,445,000	1,786,760
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust: - continued
Series 2007-HE1 Class 2A3, 4.9788% 1/25/37 (f)	$ 1,485,000	$ 1,220,670
Hyundai Auto Receivables Trust:
Series 2006-1:
Class B, 5.29% 11/15/12	1,945,000	1,951,926
Class C, 5.34% 11/15/12	2,520,000	2,526,602
Series 2007-A Class A3A, 5.04% 1/17/12	4,070,000	4,083,458
JP Morgan Mortgage Acquisition Corp. Series 2006-NC2 Class M2, 5.0888% 7/25/36 (f)	1,070,000	503,114
JPMorgan Mortgage Acquisition Trust:
Series 2006-CH1:
Class A4, 4.9288% 1/25/35 (f)	1,645,000	1,402,609
Class M1, 5.0088% 5/25/36 (f)	765,000	573,750
Series 2006-WF1:
Class A1A, 5.6% 7/25/36	413,924	412,954
Class A1B, 4.8888% 7/25/36 (f)	1,382,609	1,332,835
Series 2007-CH1:
Class AV4, 4.9188% 11/25/36 (f)	1,450,000	1,205,675
Class MV1, 5.0188% 11/25/36 (f)	1,180,000	598,496
Series 2007-CH3 Class M1, 5.0888% 3/25/37 (f)	3,000,000	1,695,000
Keycorp Student Loan Trust Series 2006-A Class 2C, 6.51% 3/27/42 (f)	11,300,000	10,577,862
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	9,189,879
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M1, 5.3188% 6/25/34 (f)	5,225,000	4,527,013
Series 2005-1 Class M2, 5.3188% 2/25/35 (f)	3,115,000	2,576,728
Series 2005-WL1 Class M2, 5.3388% 6/25/35 (f)	2,340,000	1,942,200
Series 2006-1 Class 2A2, 4.9288% 2/25/36 (f)	1,225,000	1,195,416
Series 2006-10 Class 2A3, 4.9488% 11/25/36 (f)	3,780,000	3,148,033
Series 2006-2 Class 2A2, 4.9188% 3/25/36 (f)	4,375,000	4,297,755
Series 2006-4 Class 2A2, 4.8888% 5/25/36 (f)	935,000	913,963
Series 2006-8 Class 2A1, 4.8288% 9/25/36 (f)	1,218,536	1,173,572
Series 2006-9:
Class M10, 7.2888% 11/25/36 (f)	2,420,000	363,000
Class M4, 5.1588% 11/25/36 (f)	815,000	65,852
Class M5, 5.1888% 11/25/36 (f)	1,570,000	103,620
Class M7, 5.5888% 11/25/36 (f)	740,000	81,699
Luminent Mortgage Trust Series 2006-3 Class 12A1, 4.9988% 5/25/36 (f)	1,351,890	1,310,601
MASTR Asset Backed Securities Trust:
Series 2006-AM3:
Class A3, 4.9588% 10/25/36 (f)	2,205,000	1,882,409
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust: - continued
Series 2006-AM3:
Class M1, 5.0488% 10/25/36 (f)	$ 500,000	$ 260,350
Series 2006-HE1 Class A2, 4.9288% 1/25/36 (f)	3,710,000	3,620,404
Series 2006-HE3 Class A2, 4.8888% 8/25/36 (f)	3,345,000	2,759,625
Series 2006-HE5 Class M1, 5.0188% 11/25/36 (f)	9,900,000	4,628,250
Series 2006-WMC3 Class A2, 4.8388% 8/25/36 (f)	997,255	960,606
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.0419% 10/15/10 (f)	1,610,000	1,611,245
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.5388% 7/25/34 (f)	1,831,279	1,635,046
Class M2, 5.6138% 7/25/34 (f)	56,456	46,518
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.9806% 6/30/12 (b)(f)	4,000,000	3,975,200
Merrill Auto Trust Securitization Series 2007-1:
Class A2, 5.43% 1/15/10	5,295,000	5,314,707
Class B, 5.79% 12/16/13	4,215,000	4,214,845
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 4.9588% 2/25/37 (f)	2,316,593	2,239,664
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 5.4388% 7/25/34 (f)	6,775,000	6,162,201
Series 2006-MLN1 Class A2A, 4.8588% 7/25/37 (f)	1,941,040	1,887,964
Series 2006-OPT1 Class A1A, 5.0488% 6/25/35 (f)	9,304,719	8,797,612
Merrill Lynch Mortgage Investors, Inc. Series 2006-FM1 Class A2B, 4.8988% 4/25/37 (f)	3,101,000	3,024,715
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 5.8888% 12/27/32 (f)	2,233,456	2,152,631
Series 2003-NC8 Class M1, 5.4888% 9/25/33 (f)	3,729,755	3,434,762
Series 2006-HE3 Class A2C, 4.9488% 4/25/36 (f)	2,745,000	2,342,446
Series 2006-HE6 Class A2A, 4.8288% 9/25/36 (f)	3,829,282	3,738,337
Series 2006-NC1 Class A2, 4.9288% 12/25/35 (f)	1,241,595	1,223,219
Series 2007-HE2:
Class A2A, 4.8288% 1/25/37 (f)	300,134	285,878
Class M1, 5.0388% 1/25/37 (f)	1,375,000	668,250
Series 2007-HE4 Class A2A, 4.8988% 2/25/37 (f)	277,246	268,582
Series 2007-NC3:
Class A2A, 4.8488% 5/25/37 (f)	126,699	122,621
Class A2C, 4.9788% 5/25/37 (f)	5,815,000	4,968,336
Morgan Stanley ABS Capital I, Inc. Series 2006-NC5 Class A2C, 4.9388% 10/25/36 (f)	1,285,000	1,015,536
Morgan Stanley Capital I Trust Series 2006-HE1 Class A3, 4.9688% 1/25/36 (f)	15,245,000	13,720,500
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.2888% 1/25/32 (f)	714,633	650,553
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC1 Class M1, 5.9888% 2/25/32 (b)(f)	$ 3,693,152	$ 3,426,156
Series 2002-NC3 Class M1, 5.8688% 8/25/32 (f)	2,149,817	1,965,961
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 4.8888% 4/25/37 (f)	2,480,551	2,406,521
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 4.8388% 11/25/36 (f)	488,128	476,230
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(f)(h)	22,795,000	4,227,760
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (h)	2,440,000	400,238
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	16,950,000	2,211,445
Series 2006-2 Class AIO, 6% 8/25/11 (h)	1,210,000	236,943
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	1,945,000	486,872
Series 2006-4:
Class AIO, 6.35% 2/27/12 (h)	6,185,000	1,503,202
Class D, 5.8888% 5/25/32 (f)	8,700,000	5,220,000
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	8,315,000	2,305,334
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	7,070,000	1,945,523
New Century Home Equity Loan Trust:
Series 2005-A Class A2, 4.461% 8/25/35 (f)	999,174	990,744
Series 2005-D Class M2, 5.2588% 2/25/36 (f)	2,775,000	2,465,474
Newcastle CDO VIII Series 2006-8A Class 4, 5.3888% 11/1/52 (b)(f)	7,900,000	6,406,861
Nissan Auto Lease Trust Series 2006-A Class A3, 5.11% 3/15/10	20,000,000	20,073,686
Nomura Home Equity Loan Trust Series 2006-HE1 Class A1, 4.8688% 2/25/36 (f)	20,075	19,572
Nomura Home Equity Loan, Inc. Series 2006-AF1 Class A1, 6.032% 10/25/36	677,170	677,170
NovaStar Home Equity Loan Series 2004-1 Class M1, 5.2388% 6/25/34 (f)	1,425,000	1,196,896
Novastar Home Equity Loan Series 2006-6 Class A2A, 4.8588% 1/25/37 (f)	700,774	675,231
NovaStar Home Equity Loan Trust Series 2006-2 Class A2A, 4.8388% 6/25/36 (f)	144,821	140,585
NovaStar Mortgage Funding Trust:
Series 2006-5 Class A2A, 4.8588% 11/25/36 (f)	594,703	577,486
Series 2007-1 Class A2C, 4.9688% 3/25/37 (f)	2,350,000	1,930,525
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 4.8788% 5/25/37 (f)	692,633	674,776
Series 2007-6 Class 2A1, 4.8488% 7/25/37 (f)	723,028	701,988
Asset-Backed Securities - continued
	Principal Amount	Value
Ownit Mortgage Loan Asset-Backed Certificates Series 2006-2 Class A2A, 4.8688% 1/25/37 (f)	$ 712,735	$ 694,881
Ownit Mortgage Loan Trust:
Series 2006-6 Class A2A, 4.8488% 9/25/37 (f)	3,816,534	3,723,506
Series 2006-7:
Class A2C, 4.9488% 10/25/37 (f)	1,975,000	1,382,500
Class M1, 5.0388% 10/25/37 (f)	965,000	455,963
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.3088% 1/25/35 (f)	9,300,000	7,689,240
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 4.8588% 9/25/36 (f)	2,861,148	2,778,318
Pinnacle Capital Asset Trust Series 2006-A:
Class A3, 5.29% 5/26/09 (b)	8,000,000	7,998,651
Class B, 5.51% 9/25/09 (b)	985,000	985,211
Class C, 5.77% 5/25/10 (b)	915,000	914,439
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36	224,069	222,844
Providian Master Note Trust Series 2006-C1A Class C1, 5.2019% 3/16/15 (b)(f)	11,090,000	9,824,631
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (b)	2,775,000	2,760,835
Residential Asset Mortgage Products, Inc. Series 2007-RZ1 Class A2, 4.9488% 2/25/37 (f)	3,515,000	3,043,088
Residential Asset Securities Corp. Series 2006-EMX8 Class 1A2, 4.9088% 10/25/36 (f)	2,455,000	2,385,769
Santander Drive Auto Receivables Trust Series 2007-3 Class A4A, 5.52% 10/15/14	3,500,000	3,369,974
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 6.5088% 1/25/36 (f)	500,000	171,389
Series 2006-FR4 Class A2A, 4.8688% 8/25/36 (f)	1,263,148	1,220,912
Series 2006-WM4 Class A2A, 4.8688% 11/25/36 (f)	779,301	754,947
Series 2007-NC1:
Class A2A, 4.8388% 12/25/36 (f)	837,885	812,224
Class M1, 5.0288% 12/25/36 (f)	4,545,000	2,207,052
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.0288% 10/25/36 (f)	1,875,000	951,563
Sierra Receivables Funding Co. Series 2007-1A Class A2, 5.1475% 3/20/19 (b)(f)	2,371,131	2,325,190
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	1,204,675	1,199,217
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC4 Class M1, 5.3888% 11/25/34 (f)	2,830,000	2,371,132
Series 2006-AB2 Class N1, 5.75% 6/25/37 (b)	3,435,088	858,772
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp.:
Series 2004-1 Class 1A, 5.0888% 4/25/34 (f)	$ 9,216,491	$ 8,732,625
Series 2006-BC3:
Class M1, 5.0388% 10/25/36 (f)	3,085,000	1,246,340
Class M7, 5.5888% 10/25/36 (f)	1,522,000	182,325
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 4.8788% 6/25/37 (f)	2,523,736	2,460,895
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 4.9319% 9/15/11 (f)	4,825,000	4,719,846
Series 2007-AE1:
Class A, 4.7519% 1/15/12 (f)	1,170,000	1,147,625
Class B, 4.9519% 1/15/12 (f)	975,000	955,765
Class C, 5.2519% 1/15/12 (f)	1,220,000	1,195,285
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.1019% 3/15/11 (b)(f)	13,670,000	13,494,967
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 5.8519% 6/15/10 (f)	1,655,000	1,618,490
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (b)	10,993,485	10,975,345
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 4.7519% 6/15/12 (f)	3,570,000	3,515,053
Class B, 4.8719% 6/15/12 (f)	2,080,000	2,016,337
Class C, 5.1519% 6/15/12 (f)	1,245,000	1,209,609
Series 2007-2 Class A, 5.3019% 10/15/12 (b)(f)	15,000,000	14,896,875
Thornburg Mortgage Securities Trust Series 2006-6 Class A1, 4.8988% 12/25/36 (f)	5,811,884	5,731,610
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 5.7038% 4/6/42 (b)(f)	860,000	787,072
Class B, 5.8038% 4/6/42 (b)(f)	5,720,000	5,141,880
Triad Auto Receivables Owner Trust Series 2006-C:
Class A2, 5.4% 1/12/10	879,638	879,537
Class A3, 5.26% 11/14/11	7,810,000	7,840,321
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 4.8019% 10/17/11 (f)	4,060,000	3,962,306
Class C, 5.0019% 10/17/11 (f)	3,815,000	3,670,745
UPFC Auto Receivables Trust:
Series 2006-B Class A3, 5.01% 8/15/12	15,000,000	15,094,017
Series 2007-A Class A3, 5.53% 7/15/13	1,865,000	1,893,528
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (b)	5,380,000	5,400,179
Class B, 5.29% 6/20/12 (b)	2,140,000	2,125,621
Class D, 5.54% 12/20/12 (b)	3,050,000	3,022,413
Asset-Backed Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 5.4519% 6/15/20 (f)	$ 2,558,451	$ 2,328,191
WaMu Asset-Backed Certificates Series 2006-HE5:
Class M1, 5.0388% 10/25/36 (f)	2,900,000	1,345,600
Class M9, 7.2888% 10/25/36 (f)	1,680,000	252,000
WaMu Master Note Trust:
Series 2006-C2A Class C2, 5.1519% 8/15/15 (b)(f)	8,000,000	7,198,752
Series 2006-C3A Class C3A, 5.0319% 10/15/13 (b)(f)	5,750,000	5,339,351
Series 2007-C1 Class C1, 5.0519% 5/15/14 (b)(f)	5,370,000	5,092,049
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 4.8788% 4/25/37 (f)	2,400,612	2,295,211
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	61,765	61,474
Series 2005-1 Class D, 4.09% 8/15/12	238,352	237,425
Series 2005-2 Class C, 4.62% 11/19/12	10,000,000	9,988,026
World Omni Auto Receivables Trust:
Series 2005-A Class A3, 3.54% 6/12/09	774,290	773,066
Series 2007-B Class A3A, 5.28% 1/17/12	1,945,000	1,959,981
TOTAL ASSET-BACKED SECURITIES (Cost $1,137,365,898)		1,012,348,551
Collateralized Mortgage Obligations - 24.8%

Private Sponsor - 24.8%
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 5.0788% 3/25/35 (f)	389,756	377,669
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 5.295% 2/17/52 (b)(f)	1,415,000	1,383,163
Series 2006-2A:
Class 1B, 4.985% 2/17/52 (b)(f)	925,000	923,691
Class 1C, 5.145% 2/17/52 (b)(f)	1,110,000	1,104,667
Class 1M, 5.055% 2/17/52 (b)(f)	465,000	463,721
Class 2B, 5.025% 2/17/52 (b)(d)(f)	2,890,000	2,824,072
Class 2C, 5.285% 2/17/52 (b)(f)	3,535,000	3,398,019
Class 2M, 5.105% 2/17/52 (b)(f)	1,965,000	1,914,751
Series 2007-1A Class 1C, 5.165% 2/17/52 (b)(d)(f)	5,610,000	5,525,850
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1489% 10/25/33 (f)	10,750,000	10,601,440
Series 2003-J Class 2A2, 4.3951% 11/25/33 (f)	1,536,023	1,533,413
Series 2003-K:
Class 1A1, 6.0482% 12/25/33 (f)	682,252	690,616
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2003-K:
Class 2A1, 4.1594% 12/25/33 (f)	$ 12,044,648	$ 11,998,143
Series 2003-L Class 2A1, 3.9762% 1/25/34 (f)	18,055,273	17,947,283
Series 2004-1 Class 2A2, 4.6817% 10/25/34 (f)	8,997,696	8,895,289
Series 2004-A:
Class 2A1, 3.5495% 2/25/34 (f)	901,843	883,377
Class 2A2, 4.1005% 2/25/34 (f)	3,892,987	3,829,978
Series 2004-B:
Class 1A1, 6.036% 3/25/34 (f)	1,212,763	1,222,236
Class 2A2, 4.0917% 3/25/34 (f)	9,190,538	9,035,966
Series 2004-C Class 1A1, 5.9118% 4/25/34 (f)	1,342,584	1,352,024
Series 2004-D:
Class 1A1, 5.6139% 5/25/34 (f)	3,417,690	3,438,461
Class 2A1, 3.6156% 5/25/34 (f)	443,320	433,527
Class 2A2, 4.1966% 5/25/34 (d)(f)	21,881,032	21,735,311
Series 2004-G Class 2A7, 4.5336% 8/25/34 (f)	16,360,859	16,144,944
Series 2004-H Class 2A1, 4.4629% 9/25/34 (f)	16,640,581	16,408,381
Series 2004-J:
Class 1A2, 5.5977% 11/25/34 (f)	1,733,479	1,747,851
Class 2A1, 4.7631% 11/25/34 (f)	16,397,698	16,231,705
Series 2005-H:
Class 1A1, 4.9132% 9/25/35 (f)	476,158	476,645
Class 2A2, 4.8029% 9/25/35 (f)	504,880	500,491
Series 2005-J:
Class 2A4, 5.0874% 11/25/35 (f)	7,646,000	7,564,201
Class 2A5, 5.0874% 11/25/35 (f)	4,121,000	4,076,109
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0806% 8/25/35 (f)	24,244,808	24,028,552
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.0688% 1/25/35 (f)	255,905	254,828
Series 2005-2 Class 1A1, 5.0388% 3/25/35 (f)	283,524	280,986
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6272% 10/12/41 (b)(f)(h)	27,168,800	553,043
Chase Mortgage Finance Trust:
Series 2007-A1 Class 5A1, 4.1692% 2/25/37 (f)	2,379,137	2,338,403
Series 2007-A2:
Class 2A1, 4.242% 7/25/37 (f)	1,368,994	1,359,509
Class 3A1, 4.5612% 7/25/37 (f)	2,454,368	2,414,533
Citigroup Mortgage Loan Trust:
floater Series 2006-FX1 Class A2, 4.9888% 10/25/36 (f)	5,758,000	5,559,349
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Citigroup Mortgage Loan Trust: - continued
Series 2004-UST1:
Class A3, 4.2492% 8/25/34 (f)	$ 7,432,543	$ 7,429,671
Class A4, 4.4067% 8/25/34 (f)	4,127,754	4,068,146
Countrywide Home Loans, Inc. 4.4054% 6/20/35 (f)	1,440,000	1,408,721
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-4 Class 5A2, 5.1888% 3/25/35 (f)	734,335	710,227
Series 2005-10 Class 5A2, 5.1088% 1/25/36 (f)	475,684	469,004
Series 2005-8 Class 7A2, 5.0688% 11/25/35 (f)	204,237	199,393
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.1588% 4/25/34 (f)	77,445	76,358
Series 2004-AR6 Class 9A2, 5.1588% 10/25/34 (f)	505,805	505,767
Series 2005-6 Class 1A2, 5.0588% 7/25/35 (f)	6,562,265	6,490,461
Series 2007-AR7 Class 2A1, 4.6342% 11/25/34 (f)	1,463,496	1,445,631
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (b)	4,903,956	4,910,086
Fosse Master Issuer PLC floater Series 2006-1A:
Class A1, 4.7163% 10/18/31 (b)(f)	804,193	802,434
Class B1, 5.2988% 10/18/54 (b)(f)	1,435,000	1,426,928
Class B2, 5.3688% 10/18/54 (b)(f)	3,315,000	3,222,802
Class C2, 5.6788% 10/18/54 (b)(f)	1,110,000	1,027,971
Class M1, 5.3788% 10/18/54 (b)(f)	830,000	825,850
Class M2, 5.4588% 10/18/54 (b)(f)	1,900,000	1,852,500
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.2979% 11/19/35 (f)	23,676,751	23,304,076
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.4188% 11/20/56 (b)(f)	2,590,000	2,092,979
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.6675% 12/21/24 (f)	2,731,250	2,730,906
Class A4, 5.6875% 12/20/54 (f)	8,460,000	8,112,294
Series 2005-4 Class C2, 5.4988% 12/20/54 (f)	1,995,000	1,710,713
Series 2006-1A:
Class A5, 5.0188% 12/20/54 (b)(f)	14,982,395	14,523,933
Class C2, 5.5488% 12/20/54 (b)(f)	4,555,000	3,640,356
Series 2006-2 Class C1, 5.65% 12/20/54 (f)	240,000	182,064
Series 2006-4:
Class B1, 5.6775% 12/20/54 (f)	3,540,000	3,367,248
Class C1, 5.9675% 12/20/54 (f)	2,165,000	1,868,612
Class M1, 5.7575% 12/20/54 (f)	930,000	837,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1C1, 5.8875% 12/20/54 (f)	$ 1,975,000	$ 1,703,240
Class 1M1, 5.7375% 12/20/54 (f)	1,490,000	1,393,150
Class 2B1, 5.7075% 12/20/54 (f)	1,590,000	1,484,583
Class 2C1, 6.0175% 12/20/54 (f)	880,000	706,992
Class 2M1, 5.8375% 12/20/54 (f)	1,915,000	1,666,050
Series 2007-2 Class 2C1, 5.6444% 12/17/54 (f)	2,645,000	2,131,761
Granite Mortgages PLC floater Series 2004-3 Class 2A1, 5.7275% 9/20/44 (f)	1,434,317	1,395,447
GSR Mortgage Loan Trust:
Series 2006-AR2 Class 4A1, 5.8411% 4/25/36 (f)	6,793,676	6,754,910
Series 2007-AR2 Class 2A1, 4.8363% 4/25/35 (f)	1,394,200	1,378,902
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 5.3825% 7/15/40 (f)	5,905,000	5,847,795
Holmes Master Issuer PLC:
floater:
Series 2007-1 Class 1C1, 5.5225% 7/15/40 (b)(f)	3,060,000	3,044,333
Series 2007-2A Class 2C1, 5.6525% 7/15/40 (f)	1,805,000	1,712,494
Series 2007-1 Class 2C1, 5.6625% 7/15/40 (f)	840,000	804,300
Impac CMB Trust floater Series 2005-2 Class 1A2, 5.0988% 4/25/35 (f)	330,773	318,654
JPMorgan Mortgage Trust:
sequential payer Series 2006-A4 Class 1A3, 5.8207% 6/25/36 (f)	2,770,000	2,760,370
Series 2006-A2 Class 5A1, 3.7561% 11/25/33 (f)	7,396,074	7,359,747
Series 2006-A3 Class 6A1, 3.7674% 8/25/34 (f)	2,441,448	2,390,501
Series 2006-A4 Class 1A1, 5.8207% 6/25/36 (f)	475,554	477,042
Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (f)	7,311,866	7,256,920
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3159% 5/25/17 (f)	13,006,302	13,117,591
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.0588% 3/25/35 (f)	44,009	43,858
MASTR Asset Backed Securities Trust floater Series 2006-NC3 Class M1, 5.0188% 10/25/36 (f)	2,860,000	1,324,752
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2381% 8/25/17 (f)	14,135,783	14,550,502
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 4.8219% 6/15/22 (b)(f)	230,000	225,861
Class C, 4.8419% 6/15/22 (b)(f)	1,495,000	1,468,225
Class D, 4.8519% 6/15/22 (b)(f)	575,000	564,751
Class E, 4.8619% 6/15/22 (b)(f)	920,000	892,895
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class F, 4.8919% 6/15/22 (b)(f)	$ 690,000	$ 659,341
Class G, 4.9619% 6/15/22 (b)(f)	345,000	324,246
Class H, 4.9819% 6/15/22 (b)(f)	690,000	644,944
Class J, 5.0219% 6/15/22 (b)(f)	805,000	745,139
Class TM, 5.1519% 6/15/22 (b)(f)	16,183,978	16,231,323
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-E Class A2, 5.7613% 10/25/28 (f)	166,111	158,891
Series 2004-B Class A2, 5.65% 6/25/29 (f)	149,652	146,197
Series 2003-H Class XA1, 1% 1/25/29 (h)	15,640,171	313
Nomura Home Equity Loan, Inc. floater Series 2006-FM2:
Class M1, 5.0788% 7/25/36 (f)	3,345,000	1,553,753
Class M7, 5.5888% 7/25/36 (f)	910,000	88,312
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.0888% 3/25/37 (f)	2,880,000	1,520,640
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.9038% 9/10/33 (f)	1,160,000	1,158,143
Permanent Financing No. 4 PLC Class 3C, 6.5238% 6/10/42 (f)	2,380,000	2,324,070
Permanent Financing No. 8 PLC floater Class 3C, 6.2438% 6/10/42 (f)	1,050,000	996,504
Permanent Financing No. 9 PLC floater Series 2006-9A Class 3A, 5.8238% 6/10/33 (b)(f)	7,110,000	7,019,348
Permanent Master Issuer PLC floater:
Series 2006-1 Class 2C, 5.6425% 7/17/42 (f)	4,910,000	4,688,283
Series 2007-1 Class 4A, 5.3225% 10/15/33 (f)	10,110,000	9,744,018
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B4, 6.4094% 7/10/35 (b)(f)	9,285,938	9,328,015
Class B5, 7.0094% 7/10/35 (b)(f)	8,621,870	8,624,565
Class B6, 7.5094% 7/10/35 (b)(f)	3,759,686	3,751,461
Series 2003-CB1:
Class B3, 6.1094% 6/10/35 (b)(f)	4,213,770	4,194,347
Class B4, 6.3094% 6/10/35 (b)(f)	3,764,912	3,764,912
Class B5, 6.9094% 6/10/35 (b)(f)	2,569,484	2,552,220
Class B6, 7.4094% 6/10/35 (b)(f)	1,525,202	1,498,630
Series 2004-B:
Class B4, 5.7594% 2/10/36 (b)(f)	1,533,315	1,478,092
Class B5, 6.2094% 2/10/36 (b)(f)	1,037,936	976,066
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-B:
Class B6, 6.6594% 2/10/36 (b)(f)	$ 377,431	$ 350,038
Series 2004-C:
Class B4, 5.6094% 9/10/36 (b)(f)	1,906,764	1,824,312
Class B5, 6.0094% 9/10/36 (b)(f)	2,097,441	1,955,044
Class B6, 6.4094% 9/10/36 (b)(f)	286,015	262,720
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 4.8888% 9/25/46 (f)	3,128,733	3,044,648
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	9,772,703	9,964,174
Series 2004-SL2 Class A1, 6.5% 10/25/16	2,834,324	2,916,810
Series 2004-SL3 Class A1, 7% 8/25/16	1,687,693	1,727,363
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 5.2388% 6/25/33 (b)(f)	2,019,156	1,713,444
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 4.8388% 5/25/36 (f)	232,828	226,891
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (f)	295,837	295,836
Series 2004-12 Class 1A2, 5.69% 1/20/35 (f)	155,475	150,714
Series 2004-4 Class A, 5.6206% 5/20/34 (f)	128,598	126,501
Series 2004-5 Class A3, 5.6409% 6/20/34 (f)	148,497	147,419
Series 2004-6 Class A3A, 5.6975% 6/20/35 (f)	130,827	129,945
Series 2004-7 Class A3A, 5.7038% 8/20/34 (f)	131,260	130,745
Series 2005-1 Class A2, 5.6325% 2/20/35 (f)	149,299	144,958
SG Mortgage Securities Trust floater Series 2006-OPT2 Class A3C, 4.9388% 10/25/36 (f)	4,415,000	3,675,488
Structured Asset Securities Corp. floater:
Series 2006-BC5 Class M1, 5.0288% 12/25/36 (f)	15,000,000	6,654,000
Series 2007-MLN1 Class M1, 5.1388% 1/25/37 (b)(f)	1,175,000	552,250
Triad Auto Receivables Owner Trust sequential payer Series 2007-A Class A3, 5.28% 2/13/12	15,000,000	15,058,893
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	365,680	365,862
Series 2003-AR10 Class A7, 4.0562% 10/25/33 (f)	1,835,000	1,822,437
Series 2003-AR12 Class A5, 4.043% 2/25/34	4,328,279	4,298,369
Series 2004-AR7 Class A6, 3.939% 7/25/34 (f)	655,000	647,950
Series 2006-AR10 Class 1A4, 5.9431% 9/25/36 (f)	8,675,000	8,749,260
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage Securities Corp. pass-thru certificates sequential payer:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	$ 3,178,887	$ 3,355,919
Series 2004-RA2 Class 2A, 7% 7/25/33	3,777,473	3,870,731
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 6.0806% 9/25/34 (f)	7,023,160	7,069,279
Series 2005-AR10 Class 2A2, 4.1071% 6/25/35 (d)(f)	45,124,307	44,171,079
Series 2005-AR12 Class 2A6, 4.3205% 7/25/35 (f)	12,775,690	12,553,605
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	28,403,680	27,973,569
Series 2005-AR4 Class 2A2, 4.5234% 4/25/35 (f)	12,640,169	12,448,504
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $682,159,142)		656,020,484
Commercial Mortgage Securities - 15.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A1, 5.363% 5/10/11 (f)	3,941,235	3,979,125
Series 2006-5 Class A1, 5.185% 7/10/11	829,793	835,365
Series 2007-2 Class A1, 5.421% 1/10/12	2,087,793	2,115,615
Series 2006-5 Class XP, 0.832% 9/10/47 (h)	27,670,041	755,204
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A2, 3.52% 11/10/38	2,001,570	1,967,903
Series 2006-1 Class A1, 5.219% 9/10/45 (f)	9,713,626	9,767,496
Series 2002-2 Class XP, 1.7759% 7/11/43 (b)(f)(h)	8,781,005	308,794
Series 2003-2 Class XP, 0.2627% 3/11/41 (b)(f)(h)	119,788,219	1,035,437
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class A1, 4.7219% 10/15/19 (b)(f)	209,119	206,327
Class A2, 4.7619% 10/15/19 (b)(f)	360,000	354,547
Class B, 4.7919% 10/15/19 (b)(f)	410,000	403,858
Class C, 4.8319% 10/15/19 (b)(f)	925,000	911,401
Class D, 4.8619% 10/15/19 (b)(f)	1,130,000	1,101,951
Class E, 4.8919% 10/15/19 (b)(f)	615,000	598,811
Class F, 4.9619% 10/15/19 (b)(f)	820,000	794,622
Class G, 4.9819% 10/15/19 (b)(f)	870,000	841,719
Class JCA, 5.2519% 10/15/19 (b)(f)	140,864	133,061
Class JCP, 5.1519% 10/15/19 (b)(f)	101,838	96,665
Class KCA, 5.3019% 10/15/19 (b)(f)	96,253	90,906
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater Series 2006-BIX1: - continued
Class KCP, 5.2019% 10/15/19 (b)(f)	$ 166,074	$ 157,256
Class LCA, 5.4019% 10/15/19 (b)(f)	111,902	105,688
Class LCP, 5.3019% 10/15/19 (b)(f)	612,592	572,642
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.1488% 4/25/34 (b)(f)	2,951,449	2,939,920
Class B, 6.6888% 4/25/34 (b)(f)	340,552	334,060
Class M1, 5.3488% 4/25/34 (b)(f)	264,874	263,177
Class M2, 5.9888% 4/25/34 (b)(f)	264,874	262,556
Series 2004-2 Class A, 5.2188% 8/25/34 (b)(f)	3,389,240	3,370,705
Series 2004-3:
Class A1, 5.1588% 1/25/35 (b)(f)	6,229,894	6,170,516
Class A2, 5.2088% 1/25/35 (b)(f)	886,261	875,737
Class M1, 5.2888% 1/25/35 (b)(f)	1,068,727	1,051,527
Series 2005-2A Class A1, 5.0988% 8/25/35 (b)(f)	2,169,524	2,160,867
Series 2005-3A Class A2, 5.1888% 11/25/35 (b)(f)	754,647	732,951
Series 2006-4A:
Class A1, 5.0188% 12/25/36 (b)(f)	2,188,248	2,127,226
Class A2, 5.0588% 12/25/36 (b)(f)	5,206,057	4,978,757
Class B1, 5.4888% 12/25/36 (b)(f)	161,428	134,389
Class B2, 6.0388% 12/25/36 (b)(f)	152,460	134,316
Class B3, 7.2388% 12/25/36 (b)(f)	278,015	240,831
Class M1, 5.0788% 12/25/36 (b)(f)	354,245	336,051
Class M2, 5.0988% 12/25/36 (b)(f)	224,206	210,894
Class M3, 5.1288% 12/25/36 (b)(f)	227,793	208,592
Class M4, 5.1888% 12/25/36 (b)(f)	273,531	259,940
Class M5, 5.2288% 12/25/36 (b)(f)	255,496	220,988
Class M6, 5.3088% 12/25/36 (b)(f)	228,121	210,097
Series 2007-1:
Class A2, 5.0588% 3/25/37 (b)(f)	960,949	898,187
Class B1, 5.4588% 3/25/37 (b)(f)	306,589	238,756
Class B2, 5.9388% 3/25/37 (b)(f)	219,646	168,544
Class B3, 8.1388% 3/25/37 (b)(f)	631,481	525,708
Class M1, 5.0588% 3/25/37 (b)(f)	256,253	237,875
Class M2, 5.0788% 3/25/37 (b)(f)	192,190	174,983
Class M3, 5.1088% 3/27/37 (b)(f)	173,886	157,122
Class M4, 5.1588% 3/25/37 (b)(f)	128,127	111,330
Class M5, 5.2088% 3/25/37 (b)(f)	215,070	184,926
Class M6, 5.2888% 3/25/37 (b)(f)	302,013	255,248
Series 2007-2A:
Class A1, 5.0588% 7/25/37 (b)(f)	783,163	745,840
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class A2, 5.1088% 7/25/37 (b)(f)	$ 734,519	$ 692,170
Class B1, 6.3888% 7/25/37 (b)(f)	218,896	180,077
Class B2, 7.0388% 7/25/37 (b)(f)	189,710	154,673
Class B3, 8.1388% 7/25/37 (b)(f)	209,168	175,407
Class M1, 5.1588% 7/25/37 (b)(f)	248,083	232,849
Class M2, 5.1988% 7/25/37 (b)(f)	126,474	116,672
Class M3, 5.2788% 7/25/37 (b)(f)	126,474	116,118
Class M4, 5.4388% 7/25/37 (b)(f)	272,404	242,227
Class M5, 5.5388% 7/25/37 (b)(f)	238,354	210,310
Class M6, 5.7888% 7/25/37 (b)(f)	301,591	263,750
Series 2007-3:
Class B1, 5.7388% 7/25/37 (b)(f)	237,917	231,969
Class B2, 6.3888% 7/25/37 (b)(f)	620,451	604,940
Class B3, 8.7888% 7/25/37 (b)(f)	317,223	307,706
Class M1, 5.0988% 7/25/37 (b)(f)	205,262	203,209
Class M2, 5.1288% 7/25/37 (b)(f)	219,257	217,065
Class M3, 5.1588% 7/25/37 (b)(f)	359,209	355,167
Class M4, 5.2888% 7/25/37 (b)(f)	564,471	556,003
Class M5, 5.3888% 7/25/37 (b)(f)	284,568	278,876
Class M6, 5.5888% 7/25/37 (b)(f)	214,592	210,300
Series 2007-4A:
Class B1, 7.3388% 9/25/37 (b)(f)	305,290	255,537
Class B2, 8.2388% 9/25/37 (b)(f)	1,147,299	979,507
Class M1, 5.7388% 9/25/37 (b)(f)	280,670	265,277
Class M2, 5.8388% 9/25/37 (b)(f)	280,670	265,321
Class M4, 6.3888% 9/25/37 (b)(f)	748,453	689,278
Class M5, 6.5388% 9/25/37 (b)(f)	748,453	688,109
Class M6, 6.7388% 9/25/37 (b)(f)	753,377	678,981
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 4.9019% 3/15/22 (b)(f)	490,000	467,797
Class E, 5.3275% 3/15/22 (b)(f)	2,550,000	2,428,875
Class F, 5.3775% 5/15/22 (b)(f)	1,565,000	1,486,750
Class G, 5.4275% 3/15/22 (b)(f)	400,000	379,000
Class H, 5.5775% 3/15/22 (b)(f)	490,000	463,050
Class J, 5.7275% 3/15/22 (b)(f)	490,000	460,600
Class MS-6, 5.9275% 3/15/22 (b)(f)	975,000	904,313
Class MS5, 5.6775% 3/15/22 (b)(f)	1,760,000	1,641,200
Class X-1M, 1.12% 3/15/22 (b)(h)	50,533,757	473,754
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (f)	2,479,896	2,479,760
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW17 Class A1, 5.282% 6/11/50	$ 3,592,634	$ 3,597,727
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,629,387	1,636,796
Class X2, 0.3784% 2/11/44 (b)(f)(h)	118,660,000	2,149,573
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 4.7219% 11/15/36 (b)(f)	246,625	243,234
Class A2, 4.7619% 11/15/36 (b)(f)	2,055,000	2,003,625
Class B, 4.7919% 11/15/36 (b)(f)	515,000	507,285
Class C, 4.8219% 11/15/36 (b)(f)	515,000	507,392
Class CNP-1, 5.4519% 8/16/21 (b)(f)	545,000	525,329
Class D, 4.8619% 11/15/36 (b)(f)	410,000	401,229
Class E, 4.8919% 11/15/36 (b)(f)	310,000	301,840
Class F, 4.9619% 8/16/21 (b)(f)	515,000	499,061
Class G, 4.9819% 11/15/36 (b)(f)	515,000	498,259
Class H, 5.0219% 11/15/36 (b)(f)	410,000	395,398
Series 2007-C6 Class A1, 5.622% 12/10/49 (f)	4,683,617	4,771,384
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2006-C1 Class A1, 5.043% 8/15/48	8,689,355	8,706,301
COMM:
sequential payer Series 1999-1 Class A2, 6.455% 5/15/32	10,375,835	10,401,246
Series 2004-LBN2 Class X2, 0.9353% 3/10/39 (b)(f)(h)	30,202,268	636,863
Series 2006-C8:
Class A1, 5.11% 12/10/46	2,416,865	2,427,985
Class XP, 0.5055% 12/10/46 (f)(h)	138,880,723	3,084,708
COMM pass-thru certificates floater:
Series 2005-FL11:
Class B, 4.9019% 11/15/17 (b)(f)	2,512,954	2,474,278
Class C, 4.9519% 11/15/17 (b)(f)	1,748,582	1,721,869
Series 2006-FL12:
Class AJ, 4.7819% 12/15/20 (b)(f)	5,645,000	5,447,425
Class CA1, 5.2019% 12/15/20 (b)(f)	72,407	67,497
Class CA2, 5.2519% 12/15/20 (b)(f)	113,218	104,116
Class CA3, 5.3019% 12/15/20 (b)(f)	130,332	117,829
Class CA4, 5.4019% 12/15/20 (b)(f)	143,497	126,272
Class CN1, 5.1519% 12/15/20 (b)(f)	379,149	346,026
Class CN2, 5.2019% 12/15/20 (b)(f)	203,675	183,363
Class CN3, 5.3019% 12/15/20 (b)(f)	197,408	172,979
Series 2007-FL14:
Class F, 5.1519% 6/15/22 (b)(f)	2,234,431	2,156,488
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates floater: - continued
Series 2007-FL14:
Class G, 5.2019% 6/15/22 (b)(f)	$ 619,299	$ 592,519
Class H, 5.3519% 6/15/22 (b)(f)	619,299	588,915
Class MLK1, 5.4519% 6/15/22 (b)(f)	1,705,000	1,652,718
Class MLK2, 5.6519% 6/15/22 (b)(f)	945,000	914,472
Class MLK3, 5.8519% 6/15/22 (b)(f)	1,135,000	1,095,364
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	6,186,255	6,228,199
Series 2007-C3 Class A1, 5.664% 6/15/39 (f)	1,278,273	1,297,918
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (f)(h)	85,375,000	2,649,152
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 6.1519% 7/15/19 (b)(f)	2,041,428	1,878,114
Class SHDC, 5.6519% 7/15/19 (b)(f)	973,443	924,311
Series 2006-TFL2:
Class A2, 4.8219% 10/15/21 (b)(f)	10,000,000	9,600,000
Class SHDD, 6.0019% 7/15/19 (b)(f)	549,750	511,267
sequential payer Series 1998-C1 Class A1B, 6.48% 5/17/40	9,994,487	10,013,083
Series 1997-C2 Class D, 7.27% 1/17/35	20,440,000	20,599,348
Series 2002-CP5 Class A1, 4.106% 12/15/35	1,408,536	1,377,952
Series 2003-C4 Class ASP, 0.3018% 8/15/36 (b)(f)(h)	75,535,713	873,903
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 4.8219% 11/15/36 (b)(f)	1,595,000	1,564,376
CSMC Commercial Mortgage Trust floater Series 2006-TFLA Class D, 4.9319% 4/15/21 (b)(f)	1,440,000	1,421,445
DLJ Commercial Mortgage Corp. sequential payer:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	327,309	326,501
Series 1999-CG1 Class A1B, 6.46% 3/10/32	4,441,415	4,490,733
GE Capital Commercial Mortgage Corp.:
Series 2004-C1 Class X2, 0% 11/10/38 (f)(h)	92,728,466	2,333,985
Series 2007-C1 Class XP, 0.2519% 12/10/49 (f)(h)	96,396,677	1,121,440
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	5,440,000	5,356,061
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class X2, 0.6682% 12/10/38 (b)(f)(h)	104,943,929	1,611,057
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2007-GG11 Class A1, 5.358% 12/10/49	5,099,847	5,099,847
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG9 Class A1, 5.233% 3/10/39	$ 1,412,589	$ 1,423,507
Series 2003-C1 Class XP, 1.8574% 7/5/35 (b)(f)(h)	55,857,340	2,430,677
Series 2003-C2 Class XP, 1.003% 1/5/36 (b)(f)(h)	124,696,134	2,462,113
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 4.9975% 3/1/20 (b)(f)	4,615,000	4,476,550
Class D, 5.0475% 3/1/20 (b)(f)	5,460,000	5,255,426
Class E, 5.1175% 3/1/20 (b)(f)	765,000	738,225
Class F, 5.1575% 3/1/20 (b)(f)	380,000	364,800
Class G, 5.1975% 3/1/20 (b)(f)	190,000	181,832
Class H, 5.3275% 3/1/20 (b)(f)	315,000	302,400
Class J, 5.5275% 3/1/20 (b)(f)	450,000	432,000
sequential payer:
Series 2003-C1 Class A2A, 3.59% 1/10/40	17,650,864	17,562,978
Series 2004-C1 Class A1, 3.659% 10/10/28	27,051,271	26,701,389
Series 1998-GLII Class E, 6.9708% 4/13/31 (f)	8,460,000	8,495,668
GS Mortgage Securities Trust Series 2007-GG10 Class A1, 5.69% 8/10/45	1,849,254	1,884,991
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class A, 6.98% 8/3/15 (b)	2,116,248	2,160,721
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9764% 1/15/38 (b)(f)(h)	25,988,436	615,461
Series 2004-CB8 Class X2, 1.1075% 1/12/39 (b)(f)(h)	26,636,057	728,488
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class A2, 4.7819% 11/15/18 (b)(f)	1,875,000	1,783,688
Class B, 4.8219% 11/15/18 (b)(f)	1,027,849	1,011,642
Class C, 4.8619% 11/15/18 (b)(f)	729,332	707,275
Class D, 4.8819% 11/15/18 (b)(f)	257,810	248,780
Class E, 4.9319% 11/15/18 (b)(f)	386,715	372,351
Class F, 4.9819% 11/15/18 (b)(f)	580,073	553,032
Class G, 5.0119% 11/15/18 (b)(f)	502,052	475,971
Class H, 5.1519% 11/15/18 (b)(f)	386,715	359,246
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C7 Class A2, 5.533% 12/15/25	1,931,650	1,930,982
Series 2003-C3 Class A2, 3.086% 5/15/27	9,205,000	9,107,762
Series 2006-C7 Class A1, 5.279% 11/15/38	714,477	721,971
Series 2007-C1 Class A1, 5.391% 2/15/40 (f)	942,153	952,116
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2 Class A1, 5.226% 2/15/40	$ 785,754	$ 792,332
Series 2004-C2 Class XCP, 1.1161% 3/1/36 (b)(f)(h)	214,879,490	5,012,967
Series 2004-C4 Class A2, 4.567% 6/15/29 (f)	2,825,000	2,807,541
Merrill Lynch Mortgage Trust:
sequential pay Series 2004-MKB1 Class A2, 4.353% 2/12/42	5,185,000	5,135,825
sequential payer Series 2007-C1 Class A1, 4.533% 7/12/40	5,255,302	5,309,475
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-8 Class A1, 4.622% 8/12/49	1,624,925	1,611,955
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class XP, 0.6717% 12/12/49 (f)(h)	45,586,489	1,390,201
Morgan Stanley Capital I Trust:
floater:
Series 2007-XLCA Class B, 5.1519% 7/17/17 (b)(f)	2,218,544	2,174,173
Series 2007-XLFA:
Class MHRO, 5.718% 10/15/20 (b)(f)	931,091	884,537
Class MJPM, 6.028% 10/15/20 (b)(f)	326,655	310,323
Class MSTR, 5.728% 10/15/20 (b)(f)	505,000	477,225
Class NHRO, 5.918% 10/15/20 (b)(f)	1,433,151	1,361,493
Class NSTR, 5.878% 10/15/20 (b)(f)	460,000	434,700
sequential payer:
Series 2006-HQ8 Class A1, 5.124% 3/12/44	644,706	644,583
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (f)	1,557,560	1,567,118
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,485,328	1,489,067
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,558,639	3,598,261
Series 2007-T25 Class A1, 5.391% 11/12/49	2,249,875	2,278,368
Series 2006-HQ10 Class X2, 0.5035% 11/1/41 (b)(f)(h)	64,990,236	1,351,647
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (f)	2,044,907	2,099,219
Series 2007-XLC1:
Class C, 5.2519% 7/17/17 (b)(f)	2,741,280	2,686,455
Class D, 5.3519% 7/17/17 (b)(f)	1,288,319	1,256,111
Class E, 5.4519% 7/17/17 (b)(f)	1,049,589	1,023,350
Morgan Stanley Capital I, Inc.:
floater Series 2006-XLF Class F, 4.9719% 7/15/19 (b)(f)	1,975,000	1,948,793
sequential payer Series 1998-HF2 Class A2, 6.48% 11/15/30	4,042,183	4,046,209
Mortgage Capital Funding, Inc. sequential payer Series 1998-MC2 Class A2, 6.423% 6/18/30	11,928,653	11,899,556
Commercial Mortgage Securities - continued
	Principal Amount	Value
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (b)	$ 9,647,505	$ 9,637,281
Class E3, 7.253% 3/15/13 (b)	11,693,356	11,632,452
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8:
Class AP1, 5.3519% 6/15/20 (f)	189,089	175,853
Class AP2, 5.4519% 6/15/20 (f)	329,016	302,694
Class F, 5.1319% 6/15/20 (f)	3,755,000	3,510,925
Class LXR1, 5.3519% 6/15/20 (f)	1,003,888	923,577
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	3,349,578	3,303,383
Series 2006-C29 Class A1, 5.11% 11/15/48 (d)	8,024,136	8,050,050
Series 2007-C31 Class A1, 5.14% 4/15/47	1,101,223	1,105,462
Series 2003-C8 Class XP, 0.5503% 11/15/35 (b)(f)(h)	62,439,448	549,467
Series 2003-C9 Class XP, 0.505% 12/15/35 (b)(f)(h)	45,384,126	539,127
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $425,404,233)		416,513,460
Fixed-Income Funds - 1.6%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $45,994,970)	462,261	41,326,133
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
3.47%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Treasury Obligations) #	$ 5,143,488	5,142,000
4.65%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) #	4,887,894	4,886,000
TOTAL CASH EQUIVALENTS (Cost $10,028,000)		10,028,000
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $2,859,525,865)		2,704,377,749
NET OTHER ASSETS - (2.1)%		(55,510,521)
NET ASSETS - 100%		$ 2,648,867,228
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
283 Eurodollar 90 Day Index Contracts	Dec. 2007	$ 279,572,162	$ (50,370)
283 Eurodollar 90 Day Index Contracts	March 2008	280,049,725	400,493
283 Eurodollar 90 Day Index Contracts	June 2008	280,361,025	701,468
283 Eurodollar 90 Day Index Contracts	Sept. 2008	280,520,213	861,381
283 Eurodollar 90 Day Index Contracts	Dec. 2008	280,569,738	847,831
283 Eurodollar 90 Day Index Contracts	March 2009	280,552,050	847,868
283 Eurodollar 90 Day Index Contracts	June 2009	280,474,225	738,195
283 Eurodollar 90 Day Index Contracts	Sept. 2009	280,378,713	936,307
283 Eurodollar 90 Day Index Contracts	Dec. 2009	280,276,125	883,243
TOTAL EURODOLLAR CONTRACTS			$ 6,166,416
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)

	August 2037	$ 3,900,000	$ 2,028,000
Receive from JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.405% 7/25/36, and pay monthly notional amount multiplied by 2.45%	August 2036	2,000,000	1,680,952
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon each credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	1,300,000	(337,004)
Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-1 Index, par value of the proportional notional amount (e)	August 2045	3,000,000	(1,140,360)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)

	August 2037	$ 7,000,000	$ (3,850,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	3,000,000	(1,650,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	3,700,000	(2,035,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Merrill Lynch, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	7,000,000	(3,850,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	3,900,000	(2,145,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	1,400,000	(770,000)
Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-1 Index, par value of the proportional notional amount (e)	August 2045	13,500,000	(5,131,620)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of 1.54% multiplied by the notional amount and pay to Bear Stearns, Inc. upon each credit event of one of the issues of ABX BBB 06-1 Index, par value of the proportional notional amount (e)

	August 2045	$ 3,500,000	$ (2,380,000)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400,000	(2,069,812)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	3,000,000	(2,191,646)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	1,300,000	(1,077,548)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,200,000	(345,559)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	1,498,000	(1,288,426)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	1,300,000	(1,073,308)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36

	Sept. 2036	$ 1,300,000	$ (1,099,787)
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon credit event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37	Sept. 2037	10,000,000	(8,526,389)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon credit event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	10,000,000	(8,112,800)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	10,000,000	(8,404,761)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	10,000,000	(8,193,122)
TOTAL CREDIT DEFAULT SWAPS		105,198,000	(61,963,190)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.108% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2009	50,000,000	894,835
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	March 2008	$ 30,000,000	$ (1,152,237)
		$ 185,198,000	$ (62,220,588)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $503,114,997 or 19.0% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,354,158.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $56,081,392.
(e) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,142,000 due 12/03/07 at 3.47%
Banc of America Securities LLC	$ 541,095
Barclays Capital, Inc.	2,253,504
ING Financial Markets LLC	782,467
Lehman Brothers, Inc.	1,564,934
$ 5,142,000
Repurchase Agreement / Counterparty	Value
$4,886,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 188,430
BNP Paribas Securities Corp.	310,909
Banc of America Securities LLC	113,013
Bank of America, NA	1,884,299
Barclays Capital, Inc.	843,413
Citigroup Global Markets, Inc.	125,620
ING Financial Markets LLC	628,099
Societe Generale, New York Branch	38,498
UBS Securities LLC	628,099
WestLB AG	125,620
$ 4,886,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 617,514
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 43,706,778	$ -	$ -	$ 41,326,133	0.4%
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,858,818,809. Net unrealized depreciation aggregated $154,441,060, of which $14,495,798 related to appreciated investment securities and $168,936,858 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a significant portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® 2-5 Year Duration
Securitized Bond Central Fund

November 30, 2007

1.841404.101

25CEN-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 8.9%
	Principal Amount	Value
Fannie Mae:
4.75% 3/12/10	$ 45,000,000	$ 46,012,500
5.375% 6/12/17	32,779,000	34,806,611
Freddie Mac:
4.25% 7/15/09	2,800,000	2,821,983
4.75% 3/5/12 (c)	149,000,000	153,563,111
4.875% 2/9/10	40,000,000	40,976,920
5.25% 7/18/11	40,500,000	42,470,609
5.5% 8/23/17	8,500,000	9,104,384
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $317,126,224)		329,756,118
Asset-Backed Securities - 16.3%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	4,092,113	3,680,982
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1 Class M1, 5.0488% 1/25/37 (e)	3,026,000	1,471,846
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	2,895,000	2,896,432
Series 2006-1:
Class C1, 5.28% 11/6/11	11,535,000	11,322,187
Class D, 5.49% 4/6/12	7,670,000	7,340,597
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	5,915,000	5,397,438
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE7 Class A4, 4.9288% 11/25/36 (e)	6,425,000	5,478,276
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.84% 4/4/17 (a)(b)(e)	10,000,000	1
Bank One Issuance Trust Series 2004-B2 Class B2, 4.37% 4/15/12	45,300,000	44,578,054
Bear Stearns Asset Backed Securities I Trust:
Series 2007-AQ1 Class A1, 4.8988% 11/25/36 (e)	3,057,499	2,970,819
Series 2007-HE3 Class 1A1, 4.9088% 4/25/37 (e)	2,458,211	2,313,914
Capital Auto Receivables Asset Trust:
Series 2007-1 Class C, 5.38% 11/15/12	6,180,000	6,017,779
Series 2007-SN1 Class D, 6.05% 1/17/12	1,845,000	1,840,728
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	4,330,000	4,352,562
Capital One Multi-Asset Execution Trust:
Series 2003-B5 Class B5, 4.79% 8/15/13	9,540,000	9,486,808
Series 2004-6 Class B, 4.15% 7/16/12	58,650,000	57,880,623
Asset-Backed Securities - continued
	Principal Amount	Value
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	$ 4,880,000	$ 4,906,472
CIT Equipment Collateral Trust Series 2006-VT2:
Class A4, 5.05% 4/20/14	4,535,000	4,526,112
Class B, 5.24% 4/20/14	481,237	479,574
Class C, 5.29% 4/20/14	527,639	522,113
Class D, 5.46% 4/20/14	1,416,850	1,391,248
Citigroup Mortgage Loan Trust Series 2006-NC2 Class A2B, 5.0325% 9/25/36 (e)	1,775,000	1,322,375
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	42,505,000	42,941,560
CPS Auto Receivables Trust:
Series 2006-A Class A4, 5.29% 11/15/12 (b)	13,839,990	13,965,162
Series 2006-D Class A4, 5.115% 8/15/13 (b)	5,324,999	5,302,533
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 4.8488% 10/25/36 (e)	1,730,337	1,677,076
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	24,375,000	24,117,844
Class C, 5.074% 6/15/35 (b)	22,127,000	21,781,376
DaimlerChrysler Master Owner Trust Series 2005-A Class A, 4.7019% 4/15/10 (e)	8,665,000	8,655,429
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (b)	14,265,000	14,472,921
First Franklin Mortgage Loan Trust:
Series 2005-FF12 Class A2A, 4.8788% 11/25/36 (e)	255,840	254,920
Series 2006-FF18 Class M1, 5.0188% 12/25/37 (e)	10,000,000	4,032,000
Series 2006-FF5 Class 2A2, 4.8988% 4/25/36 (e)	1,290,000	1,253,429
Series 2007-FF1 Class M1, 5.0188% 1/25/38 (e)	1,335,000	634,125
Ford Credit Auto Owner Trust Series 2006-C:
Class B, 5.3% 6/15/12	1,395,000	1,375,358
Class C, 5.47% 9/15/12	4,765,000	4,676,711
Fremont Home Loan Trust Series 2006-3 Class 2A1, 4.8588% 2/25/37 (e)	145,808	143,074
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	17,878,049	18,123,872
GE Business Loan Trust Series 2006-2A:
Class A, 4.8319% 11/15/34 (b)(e)	7,824,312	7,667,141
Class B, 4.9319% 11/15/34 (b)(e)	2,829,086	2,756,970
Class C, 5.0319% 11/15/34 (b)(e)	4,692,677	4,535,480
Class D, 5.4019% 11/15/34 (b)(e)	1,785,413	1,684,595
GE Equipment Midticket LLC Series 2006-1:
Class A2, 5.1% 5/15/09	2,918,667	2,918,301
Class B, 4.8019% 9/15/17 (e)	6,910,000	6,641,625
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Midticket LLC Series 2006-1: - continued
Class C, 4.9719% 9/15/17 (e)	$ 1,910,000	$ 1,804,884
GSAMP Trust:
Series 2006-FM3 Class ABS, 4.9888% 11/25/36 (e)	7,680,000	5,683,200
Series 2007-FM1 Class M1, 5.0588% 12/25/36 (e)	2,640,000	1,285,152
Holmes Master Issuer PLC Series 2006-1A:
Class 2A, 5.3025% 7/15/21 (b)(e)	3,070,000	3,043,138
Class 2B, 5.3625% 7/15/40 (b)(e)	2,210,000	2,175,469
Class 2C, 5.6325% 7/15/40 (b)(e)	900,000	878,344
Class 2M, 5.4325% 7/15/40 (b)(e)	1,840,000	1,813,550
Home Equity Asset Trust:
Series 2006-8 Class 2A1, 4.8388% 3/25/37 (e)	190,034	183,858
Series 2007-1 Class M1, 5.0288% 5/25/37 (e)	5,105,000	2,376,888
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 4.9388% 12/25/36 (e)	10,000,000	6,600,000
Keycorp Student Loan Trust Series 2006-A Class 2C, 6.51% 3/27/42 (e)	5,700,000	5,335,736
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	15,140,000	14,116,627
Class C, 4.13% 11/20/37 (b)	43,140,000	37,843,875
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	9,189,879
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 5.3388% 6/25/35 (e)	2,905,000	2,411,150
Series 2006-10 Class 2A3, 4.9488% 11/25/36 (e)	4,475,000	3,726,838
Series 2006-8 Class 2A1, 4.8288% 9/25/36 (e)	1,545,092	1,488,078
Marriott Vacation Club Owner Trust Series 2006-2A:
Class A, 5.362% 10/20/28 (b)	1,335,728	1,307,491
Class B, 5.442% 10/20/28 (b)	225,630	218,156
Class C, 5.691% 10/20/28 (b)	102,285	95,427
Class D, 6.01% 10/20/28 (b)	1,203,359	1,030,179
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.9806% 6/30/12 (b)(e)	5,000,000	4,969,000
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1 Class A1A, 5.0488% 6/25/35 (e)	2,449,262	2,315,777
Morgan Stanley ABS Capital I Trust Series 2006-HE6 Class A2A, 4.8288% 9/25/36 (e)	4,829,490	4,714,789
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 4.8888% 4/25/37 (e)	282,906	274,463
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A3, 4.9388% 11/25/36 (e)	5,505,000	4,647,596
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	24,925,000	8,198,082
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2006-4 Class D, 5.8888% 5/25/32 (e)	$ 4,300,000	$ 2,580,000
Newcastle CDO VIII Series 2006-8A Class 4, 5.3888% 11/1/52 (b)(e)	9,300,000	7,542,254
Nomura Home Equity Loan, Inc. Series 2006-AF1 Class A1, 6.032% 10/25/36	840,141	840,141
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 4.8488% 9/25/37 (e)	1,924,841	1,877,923
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (b)	28,515,000	28,262,463
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 5.0188% 12/25/36 (e)	2,970,000	1,441,044
Santander Drive Auto Receivables Trust Series 2007-3 Class A4A, 5.52% 10/15/14	6,500,000	6,258,522
SBA CMBS Trust Series 2005-1A Class C, 5.731% 11/15/35 (b)	500,000	495,854
Securitized Asset Backed Receivables LLC Trust Series 2007-NC1 Class M1, 5.0288% 12/25/36 (e)	5,380,000	2,612,528
Specialty Underwriting & Residential Finance Trust Series 2006-BC5 Class M1, 5.0288% 11/25/37 (e)	5,680,000	2,871,808
Structured Asset Corp. Trust Series 2006-BC6 Class A4, 4.9588% 1/25/37 (e)	4,445,000	3,456,681
Structured Asset Securities Corp.:
Series 2004-1 Class 1A, 5.0888% 4/25/34 (e)	10,910,312	10,337,521
Series 2006-BC5 Class M1, 5.0288% 12/25/36 (e)	10,000,000	4,436,000
Series 2007-BC1 Class M1, 5.0188% 2/25/37 (e)	4,710,000	2,285,292
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 4.9319% 9/15/11 (e)	5,905,000	5,776,309
Series 2007-AE1:
Class A, 4.7519% 1/15/12 (e)	1,585,000	1,554,689
Class B, 4.9519% 1/15/12 (e)	1,320,000	1,293,959
Class C, 5.2519% 1/15/12 (e)	1,700,000	1,665,561
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 5.7038% 4/6/42 (b)(e)	1,140,000	1,043,328
Class B, 5.8038% 4/6/42 (b)(e)	7,780,000	6,993,675
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	4,600,000	4,652,347
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 4.8019% 10/17/11 (e)	5,065,000	4,943,123
Asset-Backed Securities - continued
	Principal Amount	Value
Turquoise Card Backed Securities PLC Series 2006-2: - continued
Class C, 5.0019% 10/17/11 (e)	$ 4,755,000	$ 4,575,202
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 5.4519% 6/15/20 (e)	3,133,494	2,851,479
TOTAL ASSET-BACKED SECURITIES (Cost $666,546,769)		608,163,771
Collateralized Mortgage Obligations - 7.4%

Private Sponsor - 7.4%
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 5.165% 2/17/52 (b)(e)	7,080,000	6,973,800
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	555,000	514,154
Class C, 5.6984% 4/10/17	1,480,000	1,356,913
Class D, 5.6984% 5/10/17	740,000	652,535
Banc of America Mortgage Securities, Inc.:
Series 2005-E Class 2A7, 4.6069% 6/25/35 (c)(e)	22,460,000	22,024,739
Series 2005-J Class 2A5, 5.0874% 11/25/35 (e)	4,840,000	4,787,277
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.4067% 8/25/34 (e)	5,020,525	4,948,025
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	11,171,000	10,244,436
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 5.1581% 7/16/34 (b)(e)	10,000,000	9,932,729
Countrywide Home Loans, Inc. 4.4054% 6/20/35 (e)	1,910,000	1,868,512
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6342% 11/25/34 (e)	2,000,174	1,975,758
Granite Master Issuer PLC floater Series 2006-4:
Class B1, 5.6775% 12/20/54 (e)	4,415,000	4,199,548
Class C1, 5.9675% 12/20/54 (e)	2,700,000	2,330,370
Class M1, 5.7575% 12/20/54 (e)	1,165,000	1,048,500
GSR Mortgage Loan Trust Series 2006-AR2 Class 4A1, 5.8411% 4/25/36 (e)	9,479,548	9,425,456
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 5.0188% 12/25/36 (e)	2,395,000	1,162,054
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (e)	1,715,314	1,731,528
Class A3, 5.447% 6/12/47 (e)	18,965,000	18,920,766
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9491% 11/25/35 (e)	$ 6,360,000	$ 6,269,420
Series 2007-A1:
Class 3A2, 5.0072% 7/25/35 (e)	8,947,237	8,880,002
Class 7A3, 5.3009% 7/25/35 (e)	11,850,000	11,714,199
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	3,934,687	3,959,278
MASTR Asset Backed Securities Trust floater Series 2006-WMC4 Class M1, 5.0188% 10/25/36 (e)	3,640,000	1,467,648
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.1519% 6/15/22 (b)(e)	22,592,358	22,658,450
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	42,815,000	43,124,300
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	2,174,122	2,066,775
Series 2006-C2 Class H, 6.308% 7/18/33 (b)	1,370,000	1,262,700
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1684% 10/20/35 (e)	5,095,000	5,053,402
WaMu Mortgage pass-thru certificates Series 2006-AR10 Class 1A4, 5.9431% 9/25/36 (e)	10,535,000	10,625,182
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 2A6, 5.2406% 4/25/36 (e)	52,545,000	52,381,018
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $279,141,154)		273,559,474
Commercial Mortgage Securities - 66.8%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1753% 2/14/43 (e)	11,700,000	13,134,455
Class A2, 6.8053% 2/14/43 (e)	7,355,000	7,894,841
Class A3, 6.8553% 2/14/43 (e)	7,940,000	8,809,679
Class PS1, 1.4637% 2/14/43 (e)(f)	57,624,282	2,577,534
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7221% 5/10/45 (e)	11,675,000	12,020,383
Series 2006-4 Class A1, 5.363% 5/10/11 (e)	5,389,762	5,441,577
Series 2006-5:
Class A1, 5.185% 7/10/11	9,676,388	9,741,365
Class A2, 5.317% 10/10/11	103,595,000	104,550,540
Class A3, 5.39% 2/10/14	13,945,000	13,981,300
Series 2006-6 Class A3, 5.369% 12/10/16	20,000,000	20,023,436
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-2 Class A1, 5.421% 1/10/12	$ 2,587,151	$ 2,621,628
Series 2007-4 Class A3, 5.812% 2/10/51 (e)	9,973,000	10,241,750
Series 2006-5 Class XP, 0.832% 9/10/47 (f)	172,767,482	4,715,377
Series 2006-6:
Class E, 5.619% 10/10/45 (b)	5,777,000	5,012,775
Class XP, 0.4309% 10/10/45 (e)(f)	63,285,081	1,265,904
Series 2007-3 Class A3, 5.6586% 6/10/49 (e)	16,700,000	16,965,887
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	3,200,000	3,342,277
Series 2004-2:
Class A2, 3.52% 11/10/38	2,363,923	2,324,161
Class A3, 4.05% 11/10/38	13,527,000	13,254,392
Class A4, 4.153% 11/10/38	12,682,000	12,362,405
Series 2004-4 Class A3, 4.128% 7/10/42	7,860,000	7,759,320
Series 2005-1 Class A3, 4.877% 11/10/42	39,390,000	39,386,368
Series 2006-1 Class A1, 5.219% 9/10/45 (e)	14,198,597	14,277,341
Series 2001-3 Class H, 6.562% 4/11/37 (b)	5,590,000	5,764,240
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	2,500,000	2,630,035
Class K, 6.15% 5/11/35 (b)	4,650,000	4,533,370
Series 2005-3 Series A3B, 5.09% 7/10/43 (e)	31,065,000	30,973,085
Series 2005-6 Class A3, 5.1808% 9/10/47 (e)	18,000,000	18,070,906
Series 2007-1 Class B, 5.543% 1/15/49	6,021,000	5,501,383
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class F, 4.9619% 10/15/19 (b)(e)	7,275,828	7,050,651
Bayview Commercial Asset Trust:
floater:
Series 2005-2A Class A1, 5.0988% 8/25/35 (b)(e)	3,077,289	3,065,010
Series 2005-3A Class A2, 5.1888% 11/25/35 (b)(e)	1,068,172	1,037,462
Series 2006-2A Class A1, 5.0188% 7/25/36 (b)(e)	15,138,496	14,858,207
Series 2006-4A Class A2, 5.0588% 12/25/36 (b)(e)	3,363,086	3,216,252
Series 2007-1:
Class A2, 5.0588% 3/25/37 (b)(e)	1,299,570	1,214,692
Class B1, 5.4588% 3/25/37 (b)(e)	416,411	324,280
Class B2, 5.9388% 3/25/37 (b)(e)	302,013	231,748
Class B3, 8.1388% 3/25/37 (b)(e)	855,703	712,372
Class M1, 5.0588% 3/25/37 (b)(e)	352,348	327,078
Class M2, 5.0788% 3/25/37 (b)(e)	260,829	237,477
Class M3, 5.1088% 3/27/37 (b)(e)	233,373	210,875
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M4, 5.1588% 3/25/37 (b)(e)	$ 173,886	$ 151,091
Class M5, 5.2088% 3/25/37 (b)(e)	292,861	251,815
Class M6, 5.2888% 3/25/37 (b)(e)	407,260	344,198
Series 2007-2A:
Class A1, 5.0588% 7/25/37 (b)(e)	1,113,940	1,060,854
Class A2, 5.1088% 7/25/37 (b)(e)	1,040,974	980,956
Class B1, 6.3888% 7/25/37 (b)(e)	306,455	252,107
Class B2, 7.0388% 7/25/37 (b)(e)	267,540	218,129
Class B3, 8.1388% 7/25/37 (b)(e)	301,591	252,912
Class M1, 5.1588% 7/25/37 (b)(e)	350,234	328,728
Class M2, 5.1988% 7/25/37 (b)(e)	179,009	165,135
Class M3, 5.2788% 7/25/37 (b)(e)	179,982	165,246
Class M4, 5.4388% 7/25/37 (b)(e)	384,285	341,713
Class M5, 5.5388% 7/25/37 (b)(e)	340,506	300,443
Class M6, 5.7888% 7/25/37 (b)(e)	428,064	374,356
Series 2007-3:
Class B1, 5.7388% 7/25/37 (b)(e)	298,563	291,099
Class B2, 6.3888% 7/25/37 (b)(e)	779,063	759,586
Class B3, 8.7888% 7/25/37 (b)(e)	401,194	389,158
Class M1, 5.0988% 7/25/37 (b)(e)	261,243	258,630
Class M2, 5.1288% 7/25/37 (b)(e)	275,238	272,485
Class M3, 5.1588% 7/25/37 (b)(e)	452,509	447,419
Class M4, 5.2888% 7/25/37 (b)(e)	713,752	703,046
Class M5, 5.3888% 7/25/37 (b)(e)	354,543	347,453
Class M6, 5.5888% 7/25/37 (b)(e)	270,573	265,161
Series 2007-4A:
Class B1, 7.3388% 9/25/37 (b)(e)	389,983	326,428
Class B2, 8.2388% 9/25/37 (b)(e)	1,472,285	1,256,963
Class M1, 5.7388% 9/25/37 (b)(e)	364,378	344,394
Class M2, 5.8388% 9/25/37 (b)(e)	364,378	344,451
Class M4, 6.3888% 9/25/37 (b)(e)	960,186	884,271
Class M5, 6.5388% 9/25/37 (b)(e)	960,186	882,771
Class M6, 6.7388% 9/25/37 (b)(e)	965,110	869,805
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(f)	41,106,138	1,594,918
Series 2007-5A Class IO, 1.5496% 10/25/37 (b)(f)	64,701,604	9,866,995
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 4.9019% 3/15/22 (b)(e)	700,000	668,281
Class E, 5.3275% 3/15/22 (b)(e)	3,645,000	3,471,863
Class F, 5.3775% 5/15/22 (b)(e)	2,240,000	2,128,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8
Class G, 5.4275% 3/15/22 (b)(e)	$ 575,000	$ 544,813
Class H, 5.5775% 3/15/22 (b)(e)	700,000	661,500
Class J, 5.7275% 3/15/22 (b)(e)	700,000	658,000
Class MS-6, 5.9275% 3/15/22 (b)(e)	1,400,000	1,298,500
Class MS5, 5.6775% 3/15/22 (b)(e)	2,515,000	2,345,238
Class X-1M, 1.12% 3/15/22 (b)(f)	72,328,697	678,082
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (e)	12,033,082	12,032,419
Series 2007-PW17 Class A1, 5.282% 6/11/50	4,916,496	4,923,464
Series 2007-T26 Class A1, 5.145% 1/12/45 (e)	4,741,689	4,774,120
Series 2007-PW15:
Class A1, 5.016% 2/11/44	2,263,299	2,273,590
Class X2, 0.3784% 2/11/44 (b)(e)(f)	164,865,000	2,986,595
Series 2007-T26 Class X2, 0.1425% 1/12/45 (b)(e)(f)	150,388,000	1,207,059
Series 2007-T28:
Class A1, 5.422% 9/11/42	2,069,674	2,080,516
Class X2, 0.3555% 9/11/42 (b)(e)(f)	523,875,000	6,302,897
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	8,540,765	8,522,035
Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	9,265,000	9,359,394
Series 2003-PWR2 Class X2, 0.4943% 5/11/39 (b)(e)(f)	102,137,426	1,595,233
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	15,915,000	16,110,167
Class D, 4.986% 5/14/16 (b)	6,265,000	6,350,494
Class E, 5.064% 5/14/16 (b)	19,465,000	19,752,056
Class F, 5.182% 5/14/16 (b)	4,675,000	4,751,730
Series 2006-PW13 Class A3, 5.518% 9/11/41	35,295,000	35,649,408
Series 2006-T22 Class A1, 5.415% 4/12/38 (e)	2,983,156	3,009,799
Series 2007-PW16:
Class B, 5.713% 6/11/40 (b)	1,600,000	1,491,659
Class C, 5.713% 6/11/40 (b)	1,335,000	1,218,744
Class D, 5.713% 6/11/40 (b)	1,335,000	1,201,879
Bear Stearns Commerical Mortgage Securities Trust Series 2006-PW14 Class X2, 0.6562% 12/1/38 (b)(e)(f)	163,015,000	4,806,774
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (b)	11,750,000	12,242,031
Class XCL, 0.9504% 5/15/35 (b)(e)(f)	189,615,308	9,033,671
Commercial Mortgage Securities - continued
	Principal Amount	Value
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 4,010,000	$ 4,212,751
Class F, 7.734% 1/15/32	2,170,000	2,279,718
Series 2001-245 Class A2, 6.275% 2/12/16 (b)(e)	10,165,000	10,593,513
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,684,100	4,839,049
Citigroup Commercial Mortgage Trust:
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	17,000,000	16,965,714
Series 2007-C6 Class A1, 5.622% 12/10/49 (e)	12,018,378	12,243,592
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A1, 4.977% 12/11/49	3,636,359	3,640,787
Class A3, 5.293% 12/11/49	9,735,000	9,683,845
Class C, 5.476% 12/11/49	18,828,000	16,919,726
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 9/15/11 (e)	2,028,780	2,034,619
Series 2007-C3, Class A3, 5.8201% 5/15/46 (e)	10,000,000	10,291,513
Series 2006-C1 Class B, 5.359% 8/15/48	30,000,000	26,870,970
COMM Series 2006-C8:
Class A3, 5.31% 12/10/46	28,495,000	28,456,748
Class B, 5.44% 12/10/46	17,318,000	15,798,652
COMM pass-thru certificates:
floater Series 2007-FL14:
Class F, 5.1519% 6/15/22 (b)(e)	3,170,812	3,060,204
Class G, 5.2019% 6/15/22 (b)(e)	876,928	839,007
Class H, 5.3519% 6/15/22 (b)(e)	876,928	833,904
Class MLK1, 5.4519% 6/15/22 (b)(e)	2,420,000	2,345,793
Class MLK2, 5.6519% 6/15/22 (b)(e)	1,345,000	1,301,550
Class MLK3, 5.8519% 6/15/22 (b)(e)	1,610,000	1,553,776
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (e)	940,000	942,632
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	16,905,000	17,172,670
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (e)	10,899,782	11,210,280
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	20,250,000	19,036,063
Series 2007-C3 Class A1, 5.664% 6/15/39 (e)	1,539,630	1,563,292
Series 2006-C4 Class AAB, 5.439% 9/15/39	56,915,000	57,522,539
Series 2007-C2 Class A1, 5.269% 1/15/49	1,332,143	1,341,073
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 6.1519% 7/15/19 (b)(e)	$ 2,545,658	$ 2,342,005
Class SHDC, 5.6519% 7/15/19 (b)(e)	1,215,053	1,153,726
Series 2006-TFL2:
Class A2, 4.8219% 10/15/21 (b)(e)	20,000,000	19,200,000
Class SHDD, 6.0019% 7/15/19 (b)(e)	682,810	635,014
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	24,635,654	25,340,461
Series 2000-C1 Class A2, 7.545% 4/15/62	23,400,000	24,417,306
Series 2004-C1:
Class A3, 4.321% 1/15/37	4,960,000	4,885,485
Class A4, 4.75% 1/15/37	4,655,000	4,499,560
Series 1998-C1 Class D, 7.17% 5/17/40	12,300,000	12,941,055
Series 1999-C1 Class E, 7.8971% 9/15/41 (e)	10,335,000	10,693,006
Series 2001-CK6 Class AX, 0.645% 9/15/18 (f)	30,506,008	767,882
Series 2001-CKN5 Class AX, 0.7399% 9/15/34 (b)(e)(f)	99,927,312	4,828,718
Series 2006-C1 Class A3, 5.5546% 2/15/39 (e)	52,800,000	53,700,177
Series 2006-OMA:
Class H, 5.805% 5/15/23 (e)	2,825,000	2,379,517
Class J, 5.805% 5/15/23 (b)(e)	4,770,000	3,857,943
Credit Suisse Mortgage Capital Certificates:
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,623,620	1,632,519
Series 2007-C1:
Class ASP, 0.4262% 2/15/40 (e)(f)	213,720,000	4,470,424
Class B, 5.487% 2/15/40 (b)(e)	15,286,000	13,908,614
CSMC Commercial Mortgage Trust floater Series 2006-TFLA Class D, 4.9319% 4/15/21 (b)(e)	1,690,000	1,668,223
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	42,605,278	44,892,372
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	3,565,000	3,654,549
Class G, 6.936% 3/15/33 (b)	6,580,000	6,454,368
GE Capital Commercial Mortgage Corp.:
Series 2001-1 Class X1, 0.4214% 5/15/33 (b)(e)(f)	106,486,187	3,063,735
Series 2005-C1 Class B, 4.846% 6/10/48 (e)	2,855,000	2,638,326
Series 2007-C1 Class XP, 0.2519% 12/10/49 (e)(f)	134,304,977	1,562,450
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	$ 32,548,362	$ 32,057,751
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	19,225,000	18,928,358
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7349% 5/10/43 (e)(f)	84,604,547	1,640,211
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	6,385,000	6,364,942
Series 2007-GG11 Class A1, 5.358% 12/10/49	7,016,032	7,016,032
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,878,924	1,893,446
Series 2005-GG3 Class XP, 0.7836% 8/10/42 (b)(e)(f)	352,683,413	7,611,120
Series 2006-GG7 Class A3, 6.1101% 7/10/38	26,360,000	27,256,483
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (b)(f)	261,797,000	4,473,587
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 4.9975% 3/1/20 (b)(e)	5,845,000	5,669,650
Class D, 5.0475% 3/1/20 (b)(e)	15,580,000	14,996,253
Class E, 5.1175% 3/1/20 (b)(e)	965,000	931,225
Class F, 5.1575% 3/1/20 (b)(e)	480,000	460,800
Class G, 5.1975% 3/1/20 (b)(e)	240,000	229,683
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	15,710,000	16,930,725
Series 2004-GG2 Class A4, 4.964% 8/10/38	3,100,000	3,100,186
Series 2001-LIBA Class C, 6.733% 2/14/16 (b)	4,945,000	5,346,707
Series 2005-GG4 Class XP, 0.6966% 7/10/39 (b)(e)(f)	272,255,581	6,587,904
Series 2006-GG6 Class A2, 5.506% 4/10/38 (e)	83,640,000	85,052,094
GS Mortgage Securities Trust:
Series 2006-GG8 Class B, 5.662% 11/10/39	6,070,000	5,640,104
Series 2007-GG10:
Class A1, 5.69% 8/10/45	2,240,919	2,284,225
Class B, 5.7992% 8/10/45 (e)	12,500,000	11,778,570
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	819,650	857,544
Series 2000-HLTA Class D, 7.555% 10/3/15 (b)	18,755,000	20,521,783
Host Marriott Pool Trust:
sequential payer Series 1999-HMTA Class D, 7.97% 8/3/15 (b)	2,420,000	2,552,338
Series 1999-HMTA Class F, 8.31% 8/3/15 (b)	5,400,000	5,720,590
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (e)	$ 15,056,000	$ 15,416,862
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (e)	4,750,000	4,643,619
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 4.7819% 11/15/18 (b)(e)	2,340,000	2,226,042
Class B, 4.8219% 11/15/18 (b)(e)	1,282,267	1,262,048
Class C, 4.8619% 11/15/18 (b)(e)	912,513	884,916
Class D, 4.8819% 11/15/18 (b)(e)	322,263	310,975
Class E, 4.9319% 11/15/18 (b)(e)	481,698	463,805
Class F, 4.9819% 11/15/18 (b)(e)	722,547	688,865
Class G, 5.0119% 11/15/18 (b)(e)	627,564	594,963
Class H, 5.1519% 11/15/18 (b)(e)	481,698	447,482
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	11,425,000	11,340,512
Series 2006-CB14 Class A3B, 5.4822% 12/12/44 (e)	29,740,000	30,060,901
Series 2007-CB19 Class A4, 5.7469% 2/12/49 (e)	10,000,000	10,190,319
Series 2004-LDP4 Class D, 5.1223% 10/15/42 (e)	9,000,000	8,122,500
Series 2005-CB13 Class E, 5.3641% 1/12/43 (b)(e)	5,060,000	4,483,738
Series 2006-CB17 Class A3, 5.45% 12/12/43	2,850,000	2,878,735
Series 2007-CB19:
Class B, 5.7442% 2/12/49	855,000	806,641
Class C, 5.7462% 2/12/49	2,235,000	2,077,857
Class D, 5.7462% 2/12/49	2,350,000	2,154,668
Series 2007-LDP10:
Class A1, 5.122% 5/15/49	1,488,176	1,495,019
Class BS, 5.437% 1/15/49 (e)	1,910,000	1,783,442
Class CS, 5.466% 1/15/49 (e)	825,000	766,507
Class ES, 5.5458% 1/15/49 (b)(e)	5,170,000	4,337,206
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	4,123,000	3,904,134
LB Commercial Mortgage Trust Series 2007-C3:
Class F, 5.9345% 7/15/44 (e)	1,985,000	1,899,397
Class G, 5.9345% 7/15/44 (b)(e)	3,505,000	3,143,726
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	20,056,307	21,136,923
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920,000	2,017,272
Series 2001-C3 Class A1, 6.058% 6/15/20	2,193,297	2,225,695
Series 2005-C3 Class A2, 4.553% 7/15/30	16,590,000	16,487,663
Series 2006-C1 Class A2, 5.084% 2/15/31	4,797,000	4,827,267
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	$ 1,791,817	$ 1,809,937
Series 2006-C6:
Class A1, 5.23% 9/15/39	1,812,677	1,828,084
Class A2, 5.262% 9/15/39 (e)	14,250,000	14,385,519
Series 2006-C7 Class A1, 5.279% 11/15/38	890,836	900,179
Series 2007-C1 Class A1, 5.391% 2/15/40 (e)	1,340,245	1,354,419
Series 2007-C2 Class A1, 5.226% 2/15/40	1,100,996	1,110,213
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	714,583
Series 2001-C3 Class B, 6.512% 6/15/36	19,330,000	20,273,111
Series 2001-C7 Class D, 6.514% 11/15/33	11,000,000	11,305,938
Series 2003-C3 Class XCP, 1.1788% 3/11/37 (b)(e)(f)	66,557,852	1,114,465
Series 2004-C4 Class A2, 4.567% 6/15/29 (e)	3,335,000	3,314,389
Series 2005-C3 Class XCP, 0.7382% 7/15/40 (e)(f)	42,718,480	1,104,388
Series 2006-C6 Class XCP, 0.6294% 9/15/39 (e)(f)	65,673,035	1,939,285
Series 2007-C1:
Class C, 5.533% 2/15/40 (e)	22,000,000	19,933,850
Class D, 5.563% 2/15/40 (e)	4,000,000	3,595,476
Class E, 5.582% 2/15/40 (e)	2,000,000	1,627,745
Class XCP, 0.4595% 2/15/40 (e)(f)	26,180,000	672,192
Series 2007-C2 Class XCP, 0.5106% 2/17/40 (e)(f)	123,190,000	3,509,240
Series 2007-C7 Class XCP, 0.32% 9/15/45 (e)(f)	857,143,000	14,988,860
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (b)	2,860,000	2,966,689
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	17,750,000	19,313,118
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	7,430,000	7,446,399
Series 2005-MCP1 Class A2, 4.556% 6/12/43	20,145,000	19,996,145
Series 2007-C1 Class A1, 4.533% 7/12/40	6,419,807	6,485,984
Series 2005-CKI1 Class A3, 5.2438% 11/12/37 (e)	16,420,000	16,517,999
Series 2005-LC1 Class F, 5.5553% 1/12/44 (b)(e)	8,700,000	7,249,235
Series 2007-C1 Class A4, 5.8301% 7/12/40 (e)	15,000,000	15,425,426
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	10,640,000	10,786,827
Series 2007-6:
Class A1, 5.175% 3/12/51	1,347,318	1,353,972
Class B, 5.635% 3/12/51 (e)	10,000,000	9,109,702
Series 2007-8 Class A1, 4.622% 8/12/49	2,216,688	2,198,995
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 4.78% 12/12/49 (e)	$ 4,660,000	$ 4,491,308
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	8,595,000	8,537,014
Series 2007-5:
Class A1, 4.275% 12/12/11	1,187,891	1,173,103
Class B, 5.479% 2/12/17	30,000,000	27,015,747
Series 2006-4 Class XP, 0.6717% 12/12/49 (e)(f)	198,852,960	6,064,200
ML-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	870,000	790,834
Morgan Stanley Capital I Trust:
floater:
Series 2007-XLCA Class B, 5.1519% 7/17/17 (b)(e)	2,819,485	2,763,095
Series 2007-XLFA:
Class MHRO, 5.718% 10/15/20 (b)(e)	1,236,891	1,175,047
Class MJPM, 6.028% 10/15/20 (b)(e)	430,966	409,417
Class MSTR, 5.728% 10/15/20 (b)(e)	675,000	637,875
Class NHRO, 5.918% 10/15/20 (b)(e)	1,903,260	1,808,097
Class NSTR, 5.878% 10/15/20 (b)(e)	615,000	581,175
sequential payer:
Series 2006-HQ10 Class A1, 5.131% 11/12/41	4,681,021	4,703,618
Series 2006-T23 Class A1, 5.682% 8/12/41	12,521,436	12,745,391
Series 2007-HQ11:
Class A1, 5.246% 2/20/44 (e)	2,073,727	2,086,454
Class A31, 5.439% 2/20/44 (e)	5,065,000	5,063,960
Series 2007-IQ13 Class A1, 5.05% 3/15/44	2,089,768	2,095,029
Series 2007-IQ14 Class A1, 5.38% 4/15/49	4,436,373	4,485,768
Series 2007-IQ15 Class A1, 5.519% 6/11/49	21,158,997	21,671,468
Series 2007-T25 Class A2, 5.507% 11/12/49	9,830,000	9,898,988
Series 2006-HQ8 Class A3, 5.4409% 3/12/16 (e)	15,510,000	15,734,610
Series 2006-HQ9 Class B, 5.832% 7/12/44 (e)	14,840,000	13,985,624
Series 2006-IQ11 Class A3, 5.7377% 10/15/42 (e)	16,595,000	16,975,533
Series 2006-IQ12 Class B, 5.468% 12/15/43	10,000,000	9,135,150
Series 2006-T23 Class A3, 5.808% 8/12/41 (e)	5,105,000	5,253,371
Series 2007-HQ11 Class B, 5.538% 2/20/44 (e)	18,133,000	16,571,894
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (e)	2,504,270	2,570,783
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,459,000	2,284,192
Series 2007-XLC1:
Class C, 5.2519% 7/17/17 (b)(e)	3,889,654	3,811,861
Class D, 5.3519% 7/17/17 (b)(e)	1,831,636	1,785,845
Class E, 5.4519% 7/17/17 (b)(e)	1,485,889	1,448,742
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I, Inc.:
floater Series 2006-XLF Class F, 4.9719% 7/15/19 (b)(e)	$ 2,320,000	$ 2,289,215
sequential payer:
Series 2003-IQ5 Class X2, 0.8272% 4/15/38 (b)(e)(f)	40,830,533	1,047,491
Series 2004-HQ3 Class A2, 4.05% 1/13/41	5,025,000	4,947,616
Series 2005-IQ9 Class A3, 4.54% 7/15/56	14,850,000	14,571,215
Series 2003-IQ6 Class X2, 0.59% 12/15/41 (b)(e)(f)	86,604,525	1,604,392
Series 2005-IQ9 Class X2, 1.0462% 7/15/56 (b)(e)(f)	154,008,360	5,193,609
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	852,320	871,315
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	19,357,000	20,051,510
SBA CMBS Trust Series 2006-1A:
Class B, 5.451% 11/15/36 (b)	640,000	629,500
Class C, 5.559% 11/15/36 (b)	955,000	938,566
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	2,132,440	2,252,151
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (b)	8,500,000	9,025,081
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 4.9319% 9/15/21 (b)(e)	1,985,000	1,933,299
Series 2007-WHL8:
Class AP1, 5.3519% 6/15/20 (e)	230,689	214,541
Class AP2, 5.4519% 6/15/20 (e)	400,870	368,800
Class F, 5.1319% 6/15/20 (e)	4,599,000	4,300,065
Class LXR1, 5.3519% 6/15/20 (e)	1,228,057	1,129,812
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	8,090,000	8,027,130
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	30,424,975	30,005,375
Series 2003-C8 Class A3, 4.445% 11/15/35	43,550,000	43,009,065
Series 2005-C16 Class A2, 4.38% 10/15/41	7,410,369	7,341,856
Series 2006-C24 Class A2, 5.506% 3/15/45	10,250,841	10,386,331
Series 2006-C27 Class A2, 5.624% 7/15/45	38,935,000	39,642,188
Series 2006-C29 Class A3, 5.319% 11/15/48	26,560,000	26,469,114
Series 2007-C30:
Class A1, 5.031% 12/15/43	2,032,094	2,035,797
Class A3, 5.246% 12/15/43	8,585,000	8,613,619
Class A5, 5.342% 12/15/43	10,000,000	9,873,265
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C31 Class A1, 5.14% 4/15/47	$ 1,376,529	$ 1,381,828
Series 2003-C6 Class G, 5.125% 8/15/35 (b)	4,750,000	4,320,617
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (b)(e)	7,690,000	7,054,981
Class 180B, 5.3979% 10/15/41 (b)(e)	3,500,000	3,293,107
Series 2005-C19 Class B, 4.892% 5/15/44	10,000,000	9,205,100
Series 2005-C22:
Class B, 5.3558% 12/15/44 (e)	22,174,000	21,175,134
Class F, 5.3558% 12/15/44 (b)(e)	16,676,000	14,170,991
Series 2006-C25 Class AM, 5.7419% 5/15/43 (e)	8,725,000	8,657,444
Series 2006-C29 Class E, 5.516% 11/15/48 (e)	10,000,000	8,493,269
Series 2007-C30:
Class C, 5.483% 12/15/43 (e)	30,000,000	27,007,311
Class D, 5.513% 12/15/43 (e)	16,000,000	13,950,192
Class XP, 0.4375% 12/15/43 (b)(e)(f)	130,465,370	2,971,962
Series 2007-C31 Class C, 5.6918% 4/15/47 (e)	2,748,000	2,470,587
Series 2007-C32:
Class D, 5.7408% 6/15/49 (e)	7,515,000	6,793,789
Class E, 5.7408% 6/15/49 (e)	11,844,000	10,375,506
Wachovia Bank Commercial Mortgage Trust pass-thru certificates Series 2007-C33 Class B, 5.9027% 2/15/51 (e)	16,815,000	15,735,739
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,527,213,489)		2,485,127,002
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) # (Cost $13,480,000)	$ 13,485,225	13,480,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,803,507,636)		3,710,086,365
NET OTHER ASSETS - 0.2%		6,909,096
NET ASSETS - 100%		$ 3,716,995,461
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the porportional notional amount (d)

	August 2045	$ 4,500,000	$ (1,710,540)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.1985% with Goldman Sachs	April 2017	70,000,000	(3,353,770)
Receive semi-annually a fixed rate equal to 4.32% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2012	50,000,000	327,065
Receive semi-annually a fixed rate equal to 5.021% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2012	120,000,000	4,262,424
TOTAL INTEREST RATE SWAPS		$ 240,000,000	$ 1,235,719
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	30,000,000	(1,152,235)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	May 2008	20,000,000	11,147
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	Feb. 2008	20,000,000	14,140
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	Dec. 2007	40,000,000	4,196
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	$ 35,000,000	$ 176,785
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	April 2008	30,000,000	152,738
TOTAL TOTAL RETURN SWAPS		$ 175,000,000	$ (793,229)
		$ 419,500,000	$ (1,268,050)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to
$776,188,424 or 20.9% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,465,297.
(d) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,480,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 519,860
BNP Paribas Securities Corp.	857,768
Banc of America Securities LLC	311,792
Bank of America, NA	5,198,598
Barclays Capital, Inc.	2,326,893
Citigroup Global Markets, Inc.	346,573
ING Financial Markets LLC	1,732,865
Societe Generale, New York Branch	106,213
UBS Securities LLC	1,732,865
WestLB AG	346,573
$ 13,480,000
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $3,803,228,874. Net unrealized depreciation aggregated $93,142,509, of which $33,618,269 related to appreciated investment securities and $126,760,778 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-5 Year Central Fund

November 30, 2007

1.841405.101

CB5CEN-QTLY-0108

Investments November 20, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 2.2%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,010,000	$ 2,983,979
5.875% 3/15/11	5,050,000	5,190,915
6.0531% 3/13/09 (c)	6,090,000	6,062,357
6.1331% 3/13/09 (c)	1,100,000	1,095,411
		15,332,662
Media - 3.9%
AOL Time Warner, Inc. 6.75% 4/15/11	5,000,000	5,217,765
Comcast Corp. 5.85% 1/15/10	6,275,000	6,437,855
Cox Communications, Inc. 4.625% 1/15/10	9,500,000	9,471,272
Time Warner Cable, Inc. 5.4% 7/2/12	5,000,000	5,030,940
Viacom, Inc. 6.125% 10/5/17	755,000	749,813
		26,907,645
TOTAL CONSUMER DISCRETIONARY		42,240,307
CONSUMER STAPLES - 1.4%
Beverages - 0.1%
Diageo Capital PLC 5.2% 1/30/13	470,000	474,393
Food & Staples Retailing - 0.5%
CVS Caremark Corp. 5.9213% 6/1/10 (c)	3,380,000	3,326,113
Food Products - 0.8%
Kraft Foods, Inc. 5.625% 11/1/11	5,635,000	5,774,573
TOTAL CONSUMER STAPLES		9,575,079
ENERGY - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp. 3.25% 5/1/08	2,400,000	2,378,078
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,390,000	7,441,826
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (b)	1,092,776	1,110,468
Duke Capital LLC:
4.37% 3/1/09	5,059,000	5,029,688
7.5% 10/1/09	680,000	711,997
Duke Energy Field Services:
6.875% 2/1/11	3,394,000	3,555,670
7.875% 8/16/10	1,580,000	1,700,799
EnCana Corp. 6.3% 11/1/11	7,000,000	7,310,016
Enterprise Products Operating LP 4.625% 10/15/09	5,000,000	5,006,585
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	$ 6,220,000	$ 6,489,139
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	5,518,000	5,323,441
Nexen, Inc. 5.05% 11/20/13	5,200,000	5,113,893
Plains All American Pipeline LP 7.75% 10/15/12	4,200,000	4,711,837
Premcor Refining Group, Inc. 9.5% 2/1/13	1,475,000	1,550,765
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	1,200,000	1,348,711
		58,782,913
FINANCIALS - 37.1%
Capital Markets - 10.2%
Bank of New York Co., Inc. 3.4% 3/15/13 (c)	5,000,000	4,959,915
Bear Stearns Companies, Inc.:
4.245% 1/7/10	1,845,000	1,787,827
5.4938% 7/16/09 (c)	3,000,000	2,904,333
5.85% 7/19/10	6,105,000	6,074,035
6.95% 8/10/12	2,970,000	3,078,001
Goldman Sachs Group, Inc.:
5% 1/15/11	390,000	393,208
5.25% 10/15/13	1,575,000	1,578,030
5.45% 11/1/12	2,920,000	2,965,546
6.6% 1/15/12	3,805,000	4,046,047
6.875% 1/15/11	275,000	292,099
Janus Capital Group, Inc. 5.875% 9/15/11	5,887,000	6,049,723
Lehman Brothers Holdings E-Capital Trust I 5.685% 8/19/65 (c)	9,970,000	9,307,384
Lehman Brothers Holdings, Inc.:
4.375% 11/30/10	580,000	566,602
5.2413% 1/23/09 (c)	225,000	222,058
5.25% 2/6/12	1,570,000	1,548,888
5.32% 4/3/09 (c)	3,000,000	2,945,694
6.2% 9/26/14	2,564,000	2,563,413
Morgan Stanley:
5.5431% 1/9/14 (c)	3,250,000	3,094,657
6.6% 4/1/12	5,435,000	5,697,712
Nuveen Investments, Inc. 5% 9/15/10	11,205,000	10,196,550
The Bank of New York, Inc. 4.95% 1/14/11	980,000	993,687
		71,265,409
Commercial Banks - 4.8%
American Express Centurion Bank 5.2% 11/26/10	1,710,000	1,720,547
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
DBS Bank Ltd. (Singapore) 5.0975% 5/16/17 (b)(c)	$ 3,675,000	$ 3,454,500
HSBC Holdings PLC 7.5% 7/15/09	795,000	826,654
PNC Funding Corp.:
4.5% 3/10/10	2,695,000	2,700,266
5.1% 1/31/12 (c)	3,515,000	3,468,075
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(c)	4,820,000	4,926,363
Wells Fargo & Co. 4.2% 1/15/10	9,500,000	9,477,276
Wells Fargo Bank NA, San Francisco:
6.45% 2/1/11	1,545,000	1,635,047
7.55% 6/21/10	5,100,000	5,488,615
		33,697,343
Consumer Finance - 4.8%
Capital One Financial Corp. 5.7% 9/15/11	6,240,000	5,985,907
Discover Financial Services 6.2338% 6/11/10 (b)(c)	3,005,000	2,922,399
General Electric Capital Corp. 4.25% 9/13/10	1,915,000	1,928,549
Household Finance Corp. 6.375% 10/15/11	2,830,000	2,907,723
HSBC Finance Corp. 5.25% 1/14/11	2,005,000	2,015,147
Nelnet, Inc.:
5.125% 6/1/10	500,000	507,631
7.4% 9/29/36 (c)	7,760,000	7,818,999
SLM Corp.:
4.5% 7/26/10	4,525,000	4,285,790
4.6619% 4/14/08 (c)	2,000,000	1,985,654
5.2238% 7/27/09 (c)	435,000	407,253
5.2438% 7/26/10 (c)	1,661,000	1,546,092
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	818,912	876,995
		33,188,139
Diversified Financial Services - 9.5%
Citigroup, Inc. 6.5% 1/18/11	1,305,000	1,359,079
Deutsche Bank AG London 5% 10/12/10	10,000,000	10,217,470
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(c)	5,000,000	4,984,180
JPMorgan Chase & Co.:
4.6% 1/17/11	5,251,000	5,235,431
4.891% 9/1/15 (c)	5,380,000	5,396,963
5.375% 10/1/12	3,000,000	3,054,000
5.6% 6/1/11	10,000,000	10,331,590
6.75% 2/1/11	375,000	393,331
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.35% 4/15/12 (b)	$ 4,700,000	$ 4,711,205
5.5% 1/15/14 (b)	1,080,000	1,074,284
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(c)	15,990,000	15,408,540
ZFS Finance USA Trust IV 5.875% 5/9/32 (b)(c)	3,845,000	3,622,605
		65,788,678
Real Estate Investment Trusts - 3.2%
Brandywine Operating Partnership LP 5.625% 12/15/10	4,753,000	4,813,358
Camden Property Trust 4.375% 1/15/10	985,000	979,136
Colonial Properties Trust 4.75% 2/1/10	6,216,000	6,011,276
Developers Diversified Realty Corp. 4.625% 8/1/10	2,250,000	2,264,308
Duke Realty LP:
4.625% 5/15/13	430,000	418,838
5.25% 1/15/10	2,000,000	2,029,196
5.625% 8/15/11	2,210,000	2,267,661
6.75% 5/30/08	2,195,000	2,214,013
Federal Realty Investment Trust 5.4% 12/1/13	640,000	641,914
Reckson Operating Partnership LP 5.15% 1/15/11	365,000	367,986
		22,007,686
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	675,000	682,025
Thrifts & Mortgage Finance - 4.5%
Capmark Financial Group, Inc. 5.5294% 5/10/10 (b)(c)	3,500,000	2,803,854
Countrywide Financial Corp.:
4.5% 6/15/10	2,985,000	2,230,744
5.43% 3/24/09 (c)	200,000	150,430
Countrywide Home Loans, Inc.:
3.25% 5/21/08	8,325,000	7,413,238
4.125% 9/15/09	3,005,000	2,255,832
5.625% 7/15/09	3,570,000	2,789,095
6.25% 4/15/09	220,000	176,082
Independence Community Bank Corp. 3.75% 4/1/14 (c)	7,640,000	7,540,703
Residential Capital Corp.:
7.625% 11/21/08	2,100,000	1,638,000
7.7819% 11/21/08 (c)	3,000,000	2,355,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital Corp.: - continued
8.0444% 4/17/09 (b)(c)	$ 4,064,000	$ 1,706,880
Residential Capital LLC 6.2238% 6/9/08 (c)	355,000	299,975
		31,359,833
TOTAL FINANCIALS		257,989,113
INDUSTRIALS - 8.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	1,275,000	1,350,799
Airlines - 4.1%
American Airlines, Inc. 7.25% 2/5/09	1,600,000	1,582,000
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	700,642	705,897
6.978% 10/1/12	1,980,434	2,011,923
7.024% 4/15/11	4,465,000	4,481,744
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	7,178,000	7,178,000
6.648% 3/15/19	6,475,374	6,507,751
6.795% 2/2/20	2,159,713	2,040,928
7.056% 3/15/11	960,000	972,000
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,445,000	1,466,675
United Air Lines, Inc. pass-thru trust certificates 6.201% 3/1/10	1,652,467	1,644,204
		28,591,122
Building Products - 0.2%
Masco Corp. 6.0038% 3/12/10 (c)	1,550,000	1,511,326
Commercial Services & Supplies - 2.5%
International Lease Financial Corp. 4.75% 7/1/09	17,245,000	17,133,821
Industrial Conglomerates - 1.6%
Covidien International Finance SA:
5.15% 10/15/10 (b)	2,465,000	2,523,110
5.45% 10/15/12 (b)	590,000	608,607
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (b)	$ 6,660,000	$ 6,804,409
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (b)	1,225,000	1,289,958
		11,226,084
TOTAL INDUSTRIALS		59,813,152
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Instruments - 0.7%
Tyco Electronics Group SA 6% 10/1/12 (b)	5,000,000	5,154,280
MATERIALS - 1.2%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. 5% 1/15/13	330,000	332,516
Metals & Mining - 1.1%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	1,945,000	1,987,273
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	5,190,000	5,293,800
Nucor Corp. 5% 12/1/12	465,000	466,410
		7,747,483
TOTAL MATERIALS		8,079,999
TELECOMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 7.3%
Ameritech Capital Funding Corp. 6.25% 5/18/09	6,440,000	6,639,041
British Telecommunications PLC 8.625% 12/15/10	4,197,000	4,605,406
France Telecom SA 7.75% 3/1/11 (a)	6,635,000	7,211,847
Sprint Capital Corp. 7.625% 1/30/11	6,006,000	6,235,687
Telecom Italia Capital SA 4.875% 10/1/10	8,035,000	8,040,962
Telefonica Emisiones SAU 5.2075% 2/4/13 (c)	9,630,000	9,338,211
Telefonos de Mexico SA de CV 4.5% 11/19/08	990,000	981,486
Verizon New England, Inc. 6.5% 9/15/11	1,105,000	1,164,613
Verizon New York, Inc. 6.875% 4/1/12	6,145,000	6,559,062
		50,776,315
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.5%
Vodafone Group PLC:
5.5% 6/15/11	$ 8,385,000	$ 8,501,342
7.75% 2/15/10	1,850,000	1,955,713
		10,457,055
TOTAL TELECOMMUNICATION SERVICES		61,233,370
UTILITIES - 12.6%
Electric Utilities - 6.6%
Appalachian Power Co. 5.65% 8/15/12	5,000,000	5,099,525
Commonwealth Edison Co. 3.7% 2/1/08	785,000	782,969
EDP Finance BV 5.375% 11/2/12 (b)	1,795,000	1,803,350
Enel Finance International SA 5.7% 1/15/13 (b)	5,000,000	5,096,045
Entergy Corp. 7.75% 12/15/09 (b)	12,500,000	13,140,288
FirstEnergy Corp. 6.45% 11/15/11	5,815,000	6,005,145
Mid-American Energy Co. 5.65% 7/15/12	2,310,000	2,403,299
Oncor Electric Delivery Co. 6.375% 5/1/12	5,150,000	5,388,316
Progress Energy, Inc. 7.1% 3/1/11	6,045,000	6,454,065
		46,173,002
Gas Utilities - 1.8%
NiSource Finance Corp. 7.875% 11/15/10	3,485,000	3,792,025
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915,000	8,507,382
		12,299,407
Independent Power Producers & Energy Traders - 1.0%
PSEG Power LLC:
3.75% 4/1/09	1,425,000	1,409,402
7.75% 4/15/11	5,000,000	5,377,720
		6,787,122
Multi-Utilities - 3.2%
Consolidated Edison Co. of New York, Inc.:
7.5% 9/1/10	925,000	996,555
7.5% 9/1/10	1,165,000	1,258,242
Dominion Resources, Inc. 6.3% 9/30/66 (c)	11,000,000	10,847,111
DTE Energy Co. 7.05% 6/1/11	7,770,000	8,270,303
KeySpan Corp. 7.625% 11/15/10	520,000	564,117
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	$ 209,000	$ 217,505
NSTAR 8% 2/15/10	465,000	500,476
		22,654,309
TOTAL UTILITIES		87,913,840
TOTAL NONCONVERTIBLE BONDS (Cost $594,196,301)		590,782,053
U.S. Treasury Obligations - 13.1%

U.S. Treasury Notes:
4.125% 8/15/10	13,500,000	13,861,760
4.125% 8/31/12	39,000,000	40,166,957
4.25% 9/30/12	17,000,000	17,617,576
4.625% 7/31/09	19,195,000	19,662,878
TOTAL U.S. TREASURY OBLIGATIONS (Cost $90,417,781)		91,309,171
Municipal Securities - 0.4%

Florida Hurricane Catastrophe Fund 5.4319% 10/15/12 (c) (Cost $3,000,000)	3,000,000	3,000,000
Foreign Government and Government Agency Obligations - 0.3%

United Mexican States 4.625% 10/8/08 (Cost $2,095,153)	2,110,000	2,102,615
Cash Equivalents - 0.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) # (Cost $5,210,000)	$ 5,212,019	$ 5,210,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $694,919,235)		692,403,839
NET OTHER ASSETS - 0.5%		3,824,017
NET ASSETS - 100%		$ 696,227,856
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps
Receive from Bank of America upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .68%	Sept. 2012	$ 3,900,000	(7,212)
Receive from Bank of America upon credit event of Kroger Co., par value of the notional amount of Kroger Co. 5.5% 2/1/13, and pay quarterly notional amount multiplied by .85%	Sept. 2017	1,700,000	(44,875)
Receive from Bank of America upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by .85%	Sept. 2017	1,700,000	(19,296)
Receive from Deutsche Bank upon credit event of Capitol One Bank, par value of the notional amount of Capitol One Bank 5.125% 2/15/14, and pay quarterly notional amount multiplied by 1.55%	Dec. 2012	1,000,000	3,392
Receive from Deutsche Bank upon credit event of Liberty Mutual Insurance Co., par value of the notional amount of Liberty Mutual Insurance Co. 7.88% 10/15/26, and pay quarterly notional amount multiplied by .26%	Dec. 2012	2,200,000	8,086
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of Capital One Bank, par value of the notional amount of Capital One Bank 5.125% 2/15/14, and pay quarterly notional amount multiplied by 1.45%	Dec. 2012	$ 500,000	$ 3,900
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	1,400,000	8,752
Receive from JPMorgan Chase, Inc. upon credit event of New York Times Co., par value of the notional amount of New York Times Co. 4.61% 9/26/12, and pay quarterly notional amount multiplied by .63%	Sept. 2012	3,900,000	(9,785)
Receive from Morgan Stanley, Inc. upon credit event of Capitol One Bank, par value of the notional amount of Capitol One Bank 5.125% 2/15/14, and pay quarterly notional amount multiplied by 1.55%	Dec. 2012	5,500,000	18,657
Receive from Morgan Stanley, Inc. upon credit event of Verizon Global Funding Corp., par value of the notional amount of Verizon Global Funding Corp. 4.90% 9/20/12, and pay quarterly notional amount multiplied by .25%	Sept. 2012	2,125,000	(328)
Receive quarterly notional amount multiplied by .1% and pay Deutsche Bank upon credit event of Morgan Stanley, Inc. par value of the notional amount of Morgan Stanley, Inc. 6.6% 4/1/12	March 2008	6,000,000	(17,366)
Receive quarterly notional amount multiplied by .27% and pay Bank of America upon credit event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	June 2012	1,485,000	(8,113)
Receive quarterly notional amount multiplied by .3% and pay Bank of America upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	June 2012	1,700,000	(7,775)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .45% and pay Citibank upon credit event of PPL Energy Supply LLC, par value of the notional amount of PPL Energy Supply LLC 6.4% 11/1/11	Sept. 2012	$ 8,000,000	$ (57,676)
Receive quarterly notional amount multiplied by .46% and pay Lehman Brothers, Inc. upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	6,000,000	(1,434,634)
Receive quarterly notional amount multiplied by .58% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	300,000	(30,165)
Receive quarterly notional amount multiplied by .59% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	300,000	(30,087)
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	600,000	(60,174)
Receive quarterly notional amount multiplied by .65% and pay Deutsche Bank upon credit event of American International Group, Inc., par value of the notional amount of American International Group, Inc. 4.25% 5/15/13	Dec. 2012	3,000,000	(4,787)
Receive quarterly notional amount multiplied by .9% and pay UBS upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Sept. 2008	1,800,000	(7,903)
Receive quarterly notional amount multiplied by .95% and pay Citibank upon credit event of Rogers Cable, Inc., par value of the notional amount of Rogers Cable, Inc. 5.5% 3/15/14	Sept. 2012	3,900,000	12,393
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by 2.02% and pay Deutsche Bank upon credit event of AMBAC Financial Group, Inc., par value of the notional amount of AMBAC Financial Group, Inc. 9.375% 8/1/11

	March 2008	$ 2,300,000	$ (31,110)
Receive quarterly notional amount multiplied by 2.07% and pay Merrill Lynch, Inc. upon credit event of AMBAC Financial Group, Inc., par value of the notional amount of AMBAC Financial Group, Inc. 9.375% 8/1/11	March 2008	2,300,000	(30,538)
TOTAL CREDIT DEFAULT SWAPS		$ 61,610,000	$ (1,746,644)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.165% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2009	19,875,000	90,686
Receive semi-annually a fixed rate equal to 4.226% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	19,875,000	146,336
Receive semi-annually a fixed rate equal to 4.815% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Sept. 2010	23,000,000	461,856
Receive semi-annually a fixed rate equal to 5.47% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2010	15,000,000	779,498
TOTAL INTEREST RATE SWAPS		$ 77,750,000	$ 1,478,376
		$ 139,360,000	$ (268,268)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to
$100,652,795 or 14.5% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,210,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 200,925
BNP Paribas Securities Corp.	331,526
Banc of America Securities LLC	120,507
Bank of America, NA	2,009,250
Barclays Capital, Inc.	899,341
Citigroup Global Markets, Inc.	133,950
ING Financial Markets LLC	669,750
Societe Generale, New York Branch	41,051
UBS Securities LLC	669,750
WestLB AG	133,950
$ 5,210,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 41,866
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 50,401,012	$ -	$ 50,464,980	$ -	0.0%
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $693,962,434. Net unrealized depreciation aggregated $1,558,595, of which $8,615,631 related to appreciated investment securities and $10,174,226 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-10 Year Central Fund

November 30, 2007

1.841406.101

CB10CEN-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 1.4%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 16,210,000	$ 16,069,865
5.75% 9/8/11	45,785,000	46,972,983
5.875% 3/15/11	17,000,000	17,474,368
6.0531% 3/13/09 (d)	32,330,000	32,183,254
		112,700,470
Diversified Consumer Services - 0.6%
Erac USA Finance Co.:
5.8% 10/15/12 (b)	21,690,000	22,145,447
6.375% 10/15/17 (b)	24,264,000	24,010,757
		46,156,204
Household Durables - 0.8%
Fortune Brands, Inc. 5.125% 1/15/11	34,690,000	35,112,212
Whirlpool Corp. 6.125% 6/15/11	32,155,000	33,851,273
		68,963,485
Media - 3.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	15,400,000	16,070,716
6.875% 5/1/12	19,975,000	21,103,168
Comcast Cable Communications, Inc. 6.2% 11/15/08	9,935,000	10,033,327
Comcast Corp.:
4.95% 6/15/16	19,145,000	18,076,709
5.5% 3/15/11	3,125,000	3,155,928
5.85% 1/15/10	500,000	512,977
Cox Communications, Inc.:
4.625% 1/15/10	17,520,000	17,467,020
4.625% 6/1/13	55,475,000	53,633,341
Gannett Co., Inc. 5.23% 5/26/09 (d)	20,025,000	19,927,418
News America, Inc.:
4.75% 3/15/10	2,000,000	2,008,068
6.65% 11/15/37 (b)	14,391,000	14,653,449
Time Warner Cable, Inc.:
5.4% 7/2/12	25,000,000	25,154,700
5.85% 5/1/17	19,456,000	19,222,547
Time Warner, Inc. 5.875% 11/15/16	18,045,000	17,672,750
Viacom, Inc. 6.125% 10/5/17	11,327,000	11,249,184
		249,941,302
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
The May Department Stores Co. 4.8% 7/15/09	$ 30,192,000	$ 30,221,739
TOTAL CONSUMER DISCRETIONARY		507,983,200
CONSUMER STAPLES - 3.7%
Beverages - 0.8%
Diageo Capital PLC:
5.2% 1/30/13	4,020,000	4,057,571
5.75% 10/23/17	38,370,000	38,840,992
FBG Finance Ltd. 5.125% 6/15/15 (b)	24,025,000	23,449,313
		66,347,876
Food & Staples Retailing - 0.9%
CVS Caremark Corp.:
5.9213% 6/1/10 (d)	18,790,000	18,490,431
6.036% 12/10/28 (b)	19,383,861	19,789,759
6.302% 6/1/37 (d)	38,760,000	37,972,397
		76,252,587
Food Products - 1.4%
Cargill, Inc. 6% 11/27/17 (b)	19,433,000	19,475,986
H.J. Heinz Co. 6.428% 12/1/08 (b)(d)	30,405,000	30,948,641
Kraft Foods, Inc.:
5.625% 11/1/11	29,951,000	30,692,856
6% 2/11/13	8,660,000	8,975,181
6.5% 8/11/17	18,005,000	18,872,607
		108,965,271
Tobacco - 0.6%
Altria Group, Inc. 7% 11/4/13	22,895,000	25,686,427
Reynolds American, Inc. 6.75% 6/15/17	23,945,000	25,112,965
		50,799,392
TOTAL CONSUMER STAPLES		302,365,126
ENERGY - 9.5%
Energy Equipment & Services - 1.1%
Kinder Morgan, Inc. 6.5% 9/1/12	19,305,000	19,021,371
Noble Drilling Corp. 5.875% 6/1/13	8,870,000	9,327,905
Petronas Capital Ltd. 7% 5/22/12 (b)	42,845,000	46,923,887
Weatherford International Ltd. 4.95% 10/15/13	14,255,000	14,031,852
		89,305,015
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.4%
BW Group Ltd. 6.625% 6/28/17 (b)	$ 24,199,000	$ 23,664,444
Canadian Natural Resources Ltd. 5.7% 5/15/17	23,675,000	23,746,049
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	33,730,000	33,966,548
Duke Capital LLC:
4.37% 3/1/09	13,045,000	12,969,417
6.25% 2/15/13	33,795,000	35,575,321
Duke Energy Field Services:
5.375% 10/15/15 (b)	10,000,000	9,722,900
6.875% 2/1/11	18,930,000	19,831,712
7.875% 8/16/10	8,489,000	9,138,026
El Paso Natural Gas Co. 5.95% 4/15/17 (b)	7,650,000	7,666,738
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	13,864,000	14,980,815
Enbridge Energy Partners LP 5.875% 12/15/16	14,780,000	15,161,487
EnCana Holdings Finance Corp. 5.8% 5/1/14	23,635,000	24,052,867
Enterprise Products Operating LP:
4.625% 10/15/09	15,930,000	15,950,980
5.6% 10/15/14	18,700,000	18,913,404
6.3% 9/15/17	10,000,000	10,292,560
Gazstream SA 5.625% 7/22/13 (b)	14,430,812	14,214,350
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	32,715,000	34,130,578
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	48,460,000	46,751,349
Lukoil International Finance BV 6.656% 6/7/22 (b)	10,000,000	9,358,000
Nakilat, Inc. 6.067% 12/31/33 (b)	23,440,000	22,806,417
Nexen, Inc.:
5.05% 11/20/13	31,465,000	30,943,971
5.2% 3/10/15	7,435,000	7,277,029
Pemex Project Funding Master Trust:
6.125% 8/15/08	1,463,000	1,471,047
6.18% 12/3/12 (b)(d)	170,000	168,725
6.9944% 6/15/10 (b)(d)	17,420,000	17,637,750
Plains All American Pipeline LP 7.75% 10/15/12	19,297,000	21,648,648
Premcor Refining Group, Inc. 9.5% 2/1/13	10,155,000	10,676,622
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	24,445,000	27,474,371
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (b)	10,990,000	11,317,392
Source Gas LLC 5.9% 4/1/17 (b)	29,000,000	28,859,147
Texas Eastern Transmission LP 6% 9/15/17 (b)	13,170,000	13,227,948
TransCanada PipeLines Ltd. 6.35% 5/15/67 (d)	19,400,000	18,618,180
Valero Energy Corp. 4.75% 6/15/13	17,855,000	17,573,873
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 14,316,000	$ 14,011,356
5.9% 8/1/12	54,850,000	56,965,016
		680,765,037
TOTAL ENERGY		770,070,052
FINANCIALS - 40.7%
Capital Markets - 8.1%
American Capital Strategies Ltd. 6.85% 8/1/12	33,395,000	33,693,485
Bank of New York Co., Inc. 3.4% 3/15/13 (d)	27,850,000	27,626,727
Bear Stearns Companies, Inc.:
4.245% 1/7/10	9,960,000	9,651,360
5.85% 7/19/10	32,885,000	32,718,207
6.95% 8/10/12	15,625,000	16,193,188
BlackRock, Inc. 6.25% 9/15/17	33,450,000	34,624,864
Goldman Sachs Group, Inc.:
5% 1/15/11	3,180,000	3,206,156
5.25% 10/15/13	48,310,000	48,402,948
5.45% 11/1/12	23,885,000	24,257,558
6.6% 1/15/12	33,200,000	35,303,220
6.875% 1/15/11	2,230,000	2,368,659
Janus Capital Group, Inc.:
5.875% 9/15/11	19,633,000	20,175,676
6.25% 6/15/12	24,465,000	25,593,889
6.7% 6/15/17	4,770,000	5,107,649
Lazard Group LLC:
6.85% 6/15/17	23,854,000	23,656,441
7.125% 5/15/15	11,265,000	11,443,167
Legg Mason, Inc. 6.75% 7/2/08	20,285,000	20,424,500
Lehman Brothers Holdings E-Capital Trust I 5.685% 8/19/65 (d)	35,105,000	32,771,887
Lehman Brothers Holdings, Inc.:
4.375% 11/30/10	4,725,000	4,615,853
5% 1/14/11	2,395,000	2,375,390
5.2413% 1/23/09 (d)	1,825,000	1,801,138
5.25% 2/6/12	8,430,000	8,316,642
5.32% 4/3/09 (d)	9,684,000	9,508,700
5.75% 7/18/11	4,355,000	4,392,767
6.2% 9/26/14	58,560,000	58,546,590
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
4.75% 4/1/14	$ 6,500,000	$ 6,197,341
5.05% 1/21/11	24,915,000	24,934,807
5.5431% 1/9/14 (d)	40,930,000	38,973,628
6.6% 4/1/12	66,565,000	69,782,552
Nuveen Investments, Inc.:
5% 9/15/10	4,462,000	4,060,420
5.5% 9/15/15	12,475,000	8,857,250
Scotland International Finance No. 2 BV 7.7% 8/15/10 (b)	8,000,000	8,656,368
		658,239,027
Commercial Banks - 6.4%
Bank of America NA 5.3% 3/15/17	22,000,000	21,339,032
Bank One Corp. 5.25% 1/30/13	7,610,000	7,613,326
BB&T Corp. 6.5% 8/1/11	10,170,000	10,784,471
DBS Bank Ltd. (Singapore) 5.0975% 5/16/17 (b)(d)	40,825,000	38,375,500
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	2,670,000	2,643,711
5.125% 2/14/11	23,895,000	24,004,798
5.25% 2/10/14 (b)	4,620,000	4,582,661
5.5% 10/17/12	18,460,000	18,761,544
JPMorgan Chase Bank NA New York 6% 10/1/17	26,669,000	26,944,864
KeyBank NA:
5.8% 7/1/14	12,790,000	13,044,457
7% 2/1/11	21,125,000	22,540,333
Korea Development Bank:
3.875% 3/2/09	50,780,000	50,262,247
4.625% 9/16/10	15,000,000	15,098,595
4.75% 7/20/09	7,670,000	7,661,417
5.75% 9/10/13	14,540,000	14,726,810
PNC Funding Corp.:
5.1% 1/31/12 (d)	20,275,000	20,004,329
7.5% 11/1/09	16,580,000	17,497,421
Rabobank Capital Funding Trust II 5.26% (b)(d)	4,655,000	4,466,654
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(d)	34,405,000	35,164,215
SouthTrust Corp. 5.8% 6/15/14	4,410,000	4,545,678
Standard Chartered Bank 6.4% 9/26/17 (b)	40,690,000	41,673,030
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(d)	24,000,000	22,992,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Union Planters Corp. 7.75% 3/1/11	$ 7,500,000	$ 8,148,548
UnionBanCal Corp. 5.25% 12/16/13	5,420,000	5,393,794
Wachovia Bank NA 4.875% 2/1/15	51,520,000	49,061,517
Wells Fargo & Co. 4.2% 1/15/10	27,595,000	27,528,993
		514,859,945
Consumer Finance - 3.4%
American Express Co. 6.15% 8/28/17	9,605,000	9,840,764
Capital One Financial Corp. 5.7% 9/15/11	39,435,000	37,829,207
Discover Financial Services 6.2338% 6/11/10 (b)(d)	16,140,000	15,696,344
General Electric Capital Corp.:
5.625% 9/15/17	11,560,000	11,930,521
6.375% 11/15/67 (d)	33,000,000	33,623,337
Household Finance Corp.:
6.375% 10/15/11	15,220,000	15,638,002
7% 5/15/12	3,830,000	4,062,692
HSBC Finance Corp.:
5.25% 1/14/11	10,705,000	10,759,178
5.25% 1/15/14	8,625,000	8,495,565
MBNA America Bank NA 7.125% 11/15/12	5,675,000	6,205,590
MBNA Corp. 7.5% 3/15/12	13,160,000	14,494,227
Nelnet, Inc. 7.4% 9/29/36 (d)	22,000,000	22,167,266
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	22,990,000	23,217,969
ORIX Corp. 5.48% 11/22/11	24,050,000	24,070,587
SLM Corp.:
4.5% 7/26/10	26,850,000	25,430,602
5.2438% 7/26/10 (d)	8,934,000	8,315,946
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	4,328,533	4,635,545
		276,413,342
Diversified Financial Services - 6.9%
Bank of America Corp.:
5.75% 12/1/17	18,189,000	18,188,636
7.4% 1/15/11	80,500,000	86,866,423
BTM Curacao Holding NV 5.9175% 12/19/16 (b)(d)	3,800,000	3,608,594
Citigroup, Inc.:
5% 9/15/14	16,410,000	15,754,027
5.1% 9/29/11	21,263,000	21,286,878
5.125% 2/14/11	16,880,000	16,938,168
6.5% 1/18/11	10,699,000	11,142,367
Deutsche Bank AG London 5% 10/12/10	38,300,000	39,132,910
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
4.375% 11/1/09	$ 21,415,000	$ 21,254,516
5.4% 2/15/12	23,440,000	23,684,315
5.625% 9/15/10	23,880,000	24,298,760
JPMorgan Chase & Co.:
4.6% 1/17/11	2,050,000	2,043,922
4.891% 9/1/15 (d)	6,715,000	6,736,172
5.6% 6/1/11	34,785,000	35,938,436
5.75% 1/2/13	37,830,000	38,728,727
6.125% 6/27/17	24,640,000	25,191,714
6.75% 2/1/11	3,075,000	3,225,315
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	29,290,000	30,621,025
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	8,920,000	8,467,141
5.5% 1/15/14 (b)	5,685,000	5,654,909
5.7% 4/15/17 (b)	13,880,000	13,329,672
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	26,500,000	26,473,951
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(d)	19,010,000	18,318,720
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(d)	40,985,000	37,541,030
ZFS Finance USA Trust IV 5.875% 5/9/32 (b)(d)	20,465,000	19,281,304
		553,707,632
Insurance - 3.5%
American International Group, Inc. 4.25% 5/15/13	26,500,000	25,218,566
Assurant, Inc.:
5.625% 2/15/14	15,645,000	15,754,202
6.75% 2/15/34	16,093,000	16,110,525
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,570,000	4,657,269
Genworth Financial, Inc. 5.65% 6/15/12	14,295,000	14,647,200
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	13,112,000	13,569,124
Liberty Mutual Group, Inc.:
5.75% 3/15/14 (b)	4,800,000	4,884,936
6.7% 8/15/16 (b)	9,230,000	9,617,282
Lincoln National Corp. 7% 5/17/66 (d)	9,564,000	9,552,619
MetLife, Inc. 6.125% 12/1/11	10,000,000	10,564,630
Metropolitan Life Global Funding I 4.625% 8/19/10 (b)	27,000,000	27,451,413
Principal Life Global Funding I 6.25% 2/15/12 (b)	13,690,000	14,648,204
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	27,351,000	27,322,555
Symetra Financial Corp. 6.125% 4/1/16 (b)	44,400,000	44,380,997
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp. 6.375% 3/29/67 (d)	$ 19,830,000	$ 19,495,765
The St. Paul Travelers Companies, Inc.:
6.38% 12/15/08	2,200,000	2,213,660
8.125% 4/15/10	10,225,000	11,070,168
The Travelers Companies, Inc. 6.25% 3/15/67 (d)	10,000,000	9,481,400
		280,640,515
Real Estate Investment Trusts - 8.6%
AMB Property LP 5.9% 8/15/13	29,030,000	29,886,472
Arden Realty LP:
5.2% 9/1/11	10,960,000	11,397,304
5.25% 3/1/15	1,210,000	1,242,693
AvalonBay Communities, Inc. 5.5% 1/15/12	14,205,000	14,504,697
Boston Properties, Inc. 6.25% 1/15/13	20,580,000	21,328,227
Brandywine Operating Partnership LP:
4.5% 11/1/09	26,690,000	26,482,245
5.625% 12/15/10	33,380,000	33,803,893
5.75% 4/1/12	15,206,000	15,086,162
BRE Properties, Inc.:
4.875% 5/15/10	21,140,000	21,455,303
5.75% 9/1/09	5,000,000	5,120,315
Camden Property Trust:
4.375% 1/15/10	9,150,000	9,095,530
5.375% 12/15/13	5,370,000	5,325,193
5.875% 11/30/12	24,210,000	25,015,370
Colonial Properties Trust:
4.75% 2/1/10	48,119,000	46,534,201
5.5% 10/1/15	27,155,000	23,988,483
6.25% 6/15/14	3,000,000	2,821,023
CPG Partners LP 6% 1/15/13	8,325,000	8,815,775
Developers Diversified Realty Corp.:
3.875% 1/30/09	16,715,000	16,547,967
4.625% 8/1/10	24,655,000	24,811,781
5% 5/3/10	18,340,000	18,626,489
5.25% 4/15/11	19,905,000	20,315,222
5.375% 10/15/12	10,520,000	10,713,736
Duke Realty LP:
4.625% 5/15/13	5,130,000	4,996,835
5.25% 1/15/10	3,710,000	3,764,159
5.625% 8/15/11	24,200,000	24,831,402
5.95% 2/15/17	4,860,000	4,928,983
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18	$ 5,285,000	$ 5,586,937
Equity One, Inc.:
6% 9/15/17 (b)	3,985,000	3,995,190
6.25% 1/15/17	4,040,000	4,075,871
Federal Realty Investment Trust:
5.4% 12/1/13	3,380,000	3,390,106
6% 7/15/12	24,000,000	24,904,800
6.2% 1/15/17	5,075,000	5,186,066
Hospitality Properties Trust 5.625% 3/15/17	9,820,000	9,512,261
HRPT Properties Trust:
5.75% 11/1/15	7,280,000	6,974,968
6.25% 6/15/17	10,085,000	9,845,854
6.65% 1/15/18	5,055,000	5,092,306
iStar Financial, Inc.:
5.375% 4/15/10	4,240,000	3,917,713
5.65% 9/15/11	8,660,000	7,720,814
5.8% 3/15/11	22,040,000	19,519,726
Liberty Property LP:
5.125% 3/2/15	6,940,000	6,570,924
5.5% 12/15/16	4,165,000	3,964,926
6.625% 10/1/17	4,065,000	4,118,471
Mack-Cali Realty LP:
5.05% 4/15/10	5,675,000	5,757,174
7.25% 3/15/09	23,865,000	24,573,838
Reckson Operating Partnership LP 5.15% 1/15/11	1,935,000	1,950,832
Simon Property Group LP:
4.6% 6/15/10	8,970,000	8,929,922
4.875% 8/15/10	5,520,000	5,536,074
5% 3/1/12	5,190,000	5,162,228
5.375% 6/1/11	5,080,000	5,163,180
5.6% 9/1/11	22,240,000	22,671,456
5.75% 5/1/12	10,365,000	10,602,680
7.75% 1/20/11	6,720,000	7,267,398
Tanger Properties LP:
6.15% 11/15/15	200,000	203,262
9.125% 2/15/08	1,125,000	1,131,017
United Dominion Realty Trust, Inc. 5.25% 1/15/15	9,905,000	9,904,703
Washington (REIT) 5.95% 6/15/11	29,760,000	31,296,092
		695,966,249
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.9%
ERP Operating LP 5.5% 10/1/12	$ 3,620,000	$ 3,657,677
Post Apartment Homes LP:
5.45% 6/1/12	11,090,000	11,279,295
6.3% 6/1/13	19,615,000	20,599,536
Regency Centers LP:
4.95% 4/15/14	5,000,000	4,811,665
5.25% 8/1/15	17,455,000	16,737,634
5.875% 6/15/17	14,305,000	14,038,011
		71,123,818
Thrifts & Mortgage Finance - 2.9%
Capmark Financial Group, Inc. 5.875% 5/10/12 (b)	48,940,000	37,936,477
Countrywide Financial Corp.:
4.5% 6/15/10	8,600,000	6,426,935
5.43% 3/24/09 (d)	16,585,000	12,474,375
5.8% 6/7/12	13,605,000	10,201,029
Countrywide Home Loans, Inc.:
3.25% 5/21/08	8,786,000	7,823,749
4.125% 9/15/09	43,050,000	32,317,334
5.625% 7/15/09	25,450,000	19,883,042
6.25% 4/15/09	4,970,000	3,977,849
Independence Community Bank Corp.:
3.5% 6/20/13 (d)	3,030,000	3,005,590
3.75% 4/1/14 (d)	34,515,000	34,066,409
4.9% 9/23/10	21,280,000	21,297,769
Residential Capital Corp.:
7.625% 11/21/08	17,900,000	13,962,000
8.0444% 4/17/09 (b)(d)	19,322,000	8,115,240
Residential Capital LLC 6.2238% 6/9/08 (d)	1,645,000	1,390,025
Washington Mutual, Inc.:
4.625% 4/1/14	17,734,000	14,206,707
6.0944% 9/17/12 (d)	6,085,000	4,984,862
		232,069,392
TOTAL FINANCIALS		3,283,019,920
HEALTH CARE - 1.6%
Biotechnology - 0.6%
Amgen, Inc. 5.85% 6/1/17 (b)	48,375,000	49,184,265
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6% 6/15/11	$ 10,609,000	$ 10,290,730
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc.:
5.95% 3/15/17	14,300,000	13,980,138
6.3% 8/15/14	29,610,000	30,357,653
UnitedHealth Group, Inc. 3.75% 2/10/09	17,550,000	17,333,258
		61,671,049
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	7,840,000	7,891,470
TOTAL HEALTH CARE		129,037,514
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (b)	21,605,000	21,784,689
6.4% 12/15/11 (b)	6,693,000	7,090,899
		28,875,588
Airlines - 2.9%
American Airlines, Inc. 7.25% 2/5/09	13,307,000	13,157,296
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,457,367	1,468,297
6.978% 10/1/12	4,638,699	4,712,455
7.024% 4/15/11	23,155,000	23,241,831
7.858% 4/1/13	44,460,000	46,655,212
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	32,526,907	32,689,542
6.795% 2/2/20	937,487	885,925
6.82% 5/1/18	1,835,968	1,845,148
6.9% 7/2/19	7,988,960	8,038,891
7.056% 3/15/11	14,391,000	14,570,888
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (b)	3,405,000	3,444,144
7.57% 11/18/10	13,475,000	13,677,125
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	18,613,707	18,660,241
8.36% 7/20/20	12,639,906	13,082,302
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	8,410,000	8,191,340
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	$ 7,252,751	$ 7,279,948
6.201% 3/1/10	4,621,532	4,598,425
6.602% 9/1/13	13,036,256	13,052,551
		229,251,561
Building Products - 0.1%
Masco Corp. 6.0038% 3/12/10 (d)	8,910,000	8,687,687
Commercial Services & Supplies - 0.0%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	2,580,000	2,526,143
Industrial Conglomerates - 1.7%
Covidien International Finance SA:
5.15% 10/15/10 (b)	20,685,000	21,172,628
5.45% 10/15/12 (b)	5,060,000	5,219,577
6% 10/15/17 (b)	23,970,000	24,930,166
General Electric Co. 5.25% 12/6/17	31,655,000	31,363,584
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (b)	23,540,000	24,050,418
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (b)	31,145,000	32,796,526
		139,532,899
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (b)	5,000,000	5,066,565
Road & Rail - 0.0%
Canadian National Railway Co. 5.85% 11/15/17	2,830,000	2,956,127
TOTAL INDUSTRIALS		416,896,570
INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Instruments - 1.1%
Tyco Electronics Group SA:
6% 10/1/12 (b)	31,725,000	32,703,907
6.55% 10/1/17 (b)	53,450,000	55,329,516
		88,033,423
Office Electronics - 0.4%
Xerox Corp.:
5.5% 5/15/12	22,640,000	23,053,837
9.75% 1/15/09	9,500,000	9,883,667
		32,937,504
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.4%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	$ 16,350,000	$ 16,436,884
National Semiconductor Corp. 6.15% 6/15/12	12,140,000	12,545,415
		28,982,299
TOTAL INFORMATION TECHNOLOGY		149,953,226
MATERIALS - 2.2%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. 5% 1/15/13	3,860,000	3,889,433
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	15,000,000	14,826,960
Containers & Packaging - 0.4%
Pactiv Corp.:
5.875% 7/15/12	14,020,000	14,536,048
6.4% 1/15/18	14,310,000	14,990,312
Sealed Air Corp. 6.95% 5/15/09 (b)	5,315,000	5,421,300
		34,947,660
Metals & Mining - 1.2%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	16,165,000	16,516,330
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	16,380,000	17,772,202
Nucor Corp.:
5% 12/1/12	5,415,000	5,431,424
5.75% 12/1/17	23,980,000	24,197,571
United States Steel Corp. 5.65% 6/1/13	12,140,000	12,100,096
Vale Overseas Ltd. 6.25% 1/23/17	19,000,000	19,304,551
		95,322,174
Paper & Forest Products - 0.3%
International Paper Co.:
4.25% 1/15/09	23,315,000	23,063,105
5.85% 10/30/12	1,216,000	1,238,699
		24,301,804
TOTAL MATERIALS		173,288,031
TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 5.7%
Ameritech Capital Funding Corp. 6.25% 5/18/09	10,640,000	10,968,850
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T Broadband Corp. 8.375% 3/15/13	$ 21,152,000	$ 23,780,813
BellSouth Corp. 4.2% 9/15/09	9,835,000	9,758,238
British Telecommunications PLC 8.625% 12/15/10	15,955,000	17,507,565
Deutsche Telekom International Finance BV 5.25% 7/22/13	20,035,000	19,920,079
Embarq Corp. 7.082% 6/1/16	9,593,000	10,004,827
KT Corp. 5.875% 6/24/14 (b)	8,420,000	8,610,949
SBC Communications, Inc.:
4.125% 9/15/09	5,000,000	4,963,055
5.1% 9/15/14	17,750,000	17,530,734
5.875% 2/1/12	22,365,000	23,204,001
5.875% 8/15/12	8,000,000	8,334,824
Sprint Capital Corp. 7.625% 1/30/11	13,750,000	14,275,841
Telecom Italia Capital SA:
4% 1/15/10	30,045,000	29,362,979
4.95% 9/30/14	36,251,000	34,891,841
5.25% 10/1/15	8,984,000	8,748,601
Telefonica Emisiones SAU:
5.2075% 2/4/13 (d)	35,710,000	34,627,987
6.221% 7/3/17	6,540,000	6,804,118
6.421% 6/20/16	33,965,000	35,794,219
Telefonos de Mexico SA de CV 4.75% 1/27/10	68,055,000	67,341,103
Verizon Communications, Inc. 5.5% 4/1/17	20,000,000	20,230,000
Verizon Global Funding Corp. 7.25% 12/1/10	22,430,000	24,063,039
Verizon New England, Inc. 6.5% 9/15/11	7,290,000	7,683,281
Verizon New York, Inc. 6.875% 4/1/12	23,384,000	24,959,661
		463,366,605
Wireless Telecommunication Services - 2.6%
America Movil SAB de CV:
4.125% 3/1/09	9,945,000	9,808,754
5.625% 11/15/17	38,865,000	38,303,090
AT&T Wireless Services, Inc.:
7.875% 3/1/11	19,560,000	21,211,001
8.125% 5/1/12	22,310,000	25,067,471
Sprint Nextel Corp. 6% 12/1/16	32,659,000	31,095,287
Vodafone Group PLC:
5% 12/16/13	26,375,000	26,093,684
5.5% 6/15/11	26,770,000	27,141,434
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
5.625% 2/27/17	$ 14,515,000	$ 14,520,835
7.75% 2/15/10	15,120,000	15,983,987
		209,225,543
TOTAL TELECOMMUNICATION SERVICES		672,592,148
UTILITIES - 9.9%
Electric Utilities - 5.0%
AmerenUE 6.4% 6/15/17	24,445,000	25,932,600
Cleveland Electric Illuminating Co. 5.65% 12/15/13	37,155,000	37,214,337
Commonwealth Edison Co.:
3.7% 2/1/08	4,155,000	4,144,251
5.4% 12/15/11	14,258,000	14,455,716
EDP Finance BV:
5.375% 11/2/12 (b)	15,315,000	15,386,245
6% 2/2/18 (b)	45,000,000	45,411,255
Enel Finance International SA:
5.7% 1/15/13 (b)	5,125,000	5,223,446
6.25% 9/15/17 (b)	25,000,000	25,606,750
Exelon Corp.:
4.9% 6/15/15	26,185,000	24,858,311
6.75% 5/1/11	7,010,000	7,341,349
FirstEnergy Corp. 6.45% 11/15/11	16,146,000	16,673,958
FPL Group Capital, Inc. 7.3% 9/1/67 (d)	15,000,000	15,292,500
Illinois Power Co. 6.125% 11/15/17 (b)	3,405,000	3,457,263
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720,000	5,984,693
Pennsylvania Electric Co. 6.05% 9/1/17 (b)	6,255,000	6,223,425
Pepco Holdings, Inc.:
4% 5/15/10	18,255,000	17,936,322
6.125% 6/1/17	24,635,000	25,635,674
6.45% 8/15/12	30,525,000	32,009,278
PPL Capital Funding, Inc. 6.7% 3/30/67 (d)	52,020,000	49,531,519
Progress Energy, Inc. 7.1% 3/1/11	27,698,000	29,572,324
		407,891,216
Gas Utilities - 0.8%
NiSource Finance Corp.:
5.4% 7/15/14	11,024,000	11,032,985
6.4% 3/15/18	14,400,000	14,962,536
7.875% 11/15/10	8,360,000	9,096,508
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co. 5.9% 4/1/17 (b)	$ 3,615,000	$ 3,622,863
Texas Eastern Transmission Corp. 7.3% 12/1/10	25,370,000	27,268,767
		65,983,659
Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc. 7% 4/1/12	22,367,000	24,026,072
Duke Capital LLC 5.668% 8/15/14	16,820,000	17,172,026
Exelon Generation Co. LLC:
5.35% 1/15/14	12,500,000	12,264,725
6.2% 10/1/17	12,575,000	12,557,181
PSEG Power LLC 3.75% 4/1/09	7,555,000	7,472,303
		73,492,307
Multi-Utilities - 3.2%
CenterPoint Energy, Inc. 5.95% 2/1/17	14,630,000	14,559,366
Dominion Resources, Inc.:
4.75% 12/15/10	32,170,000	32,156,971
6.3% 9/30/66 (d)	34,910,000	34,424,786
7.5% 6/30/66 (d)	43,305,000	43,387,972
DTE Energy Co. 7.05% 6/1/11	8,050,000	8,568,331
KeySpan Corp. 7.625% 11/15/10	4,045,000	4,388,182
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	23,900,000	24,872,539
National Grid PLC 6.3% 8/1/16	12,085,000	12,558,817
NSTAR 8% 2/15/10	3,815,000	4,106,054
Sempra Energy 7.95% 3/1/10	14,454,000	15,482,879
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	50,505,000	47,196,064
WPS Resources Corp. 6.11% 12/1/66 (d)	13,865,000	12,904,987
		254,606,948
TOTAL UTILITIES		801,974,130
TOTAL NONCONVERTIBLE BONDS (Cost $7,202,369,772)		7,207,179,917
U.S. Treasury Obligations - 4.6%

U.S. Treasury Notes:
4.125% 8/31/12 (c)(f)	103,274,000	106,360,328
4.5% 4/30/12	7,998,000	8,357,910
4.625% 11/15/09	84,000,000	86,526,552
4.625% 7/31/12	8,623,000	9,062,238
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
4.75% 8/15/17 (f)	$ 150,720,000	$ 159,927,223
4.875% 6/30/12	4,269,000	4,529,810
TOTAL U.S. TREASURY OBLIGATIONS (Cost $369,938,868)		374,764,061
Foreign Government and Government Agency Obligations - 1.0%

Chilean Republic 7.125% 1/11/12	24,915,000	27,406,500
Israeli State:
4.625% 6/15/13	5,650,000	5,656,215
5.5% 11/9/16	10,000,000	10,394,090
United Mexican States:
4.625% 10/8/08	5,540,000	5,520,610
5.875% 1/15/14	30,535,000	31,725,865
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $76,263,577)		80,703,280
Supranational Obligations - 0.1%

Corporacion Andina de Fomento:
5.2% 5/21/13	3,560,000	3,594,425
6.875% 3/15/12	5,970,000	6,456,525
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,449,281)		10,050,950
Fixed-Income Funds - 1.8%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $157,073,419)	1,579,082	141,169,931
Preferred Securities - 0.7%
	Principal Amount	Value
FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
ING Groep NV 5.775% (a)	$ 8,610,000	$ 8,150,809
MUFG Capital Finance 1 Ltd. 6.346% (d)	51,670,000	50,823,544
		58,974,353
TOTAL PREFERRED SECURITIES (Cost $60,125,037)		58,974,353
Cash Equivalents - 3.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) # (Cost $267,031,000)	$ 267,134,500	267,031,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $8,142,250,954)		8,139,873,492
NET OTHER ASSETS - (0.8)%		(65,567,828)
NET ASSETS - 100%		$ 8,074,305,664
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Bank of America upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .68%	Sept. 2012	$ 21,100,000	(39,018)
Receive from Bank of America upon credit event of Kroger Co., par value of the notional amount of Kroger Co. 5.5% 2/1/13, and pay quarterly notional amount multiplied by .85%	Sept. 2017	18,300,000	(483,067)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Bank of America upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by .85%	Sept. 2017	$ 18,300,000	$ (207,716)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	8,890,000	5,116
Receive from Citibank upon credit event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12, and pay quarterly notional amount multiplied by .40%	Sept. 2012	5,000,000	39,035
Receive from Citibank upon credit event of Noble Drilling Corp., par value of the notional amount of Noble Drilling Corp. 5.875% 6/1/13, and pay quarterly notional amount multiplied by .42%	Dec. 2012	9,000,000	17,182
Receive from Citibank upon credit event of Simon Property Group LP, par value of the notional amount of Simon Property Group LP 6.35% 8/28/12, and pay quarterly notional amount multiplied by .58%	Sept. 2017	10,000,000	450,583
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.07%	Sept. 2012	5,800,000	489,008
Receive from Deutsche Bank upon credit event of Boston Properties, Inc., par value of the notional amount of Boston Properties, Inc. 6.25% 1/15/13, and pay quarterly notional amount multiplied by .50%	Sept. 2012	5,000,000	191,396
Receive from Deutsche Bank upon credit event of Colonial Properties Trust, par value of the notional amount of Colonial Properties Trust 6.15% 4/15/13, and pay quarterly notional amount multiplied by .65%	Sept. 2012	5,000,000	3,350
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Deutsche Bank upon credit event of Liberty Mutual Insurance Co., par value of the notional amount of Liberty Mutual Insurance Co. 7.88% 10/15/26, and pay quarterly notional amount multiplied by .26%

	Dec. 2012	$ 17,800,000	$ 65,420
Receive from Deutsche Bank upon credit event of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 4.75% 12/1/10, and pay quarterly notional amount multiplied by .68%	Sept. 2017	10,000,000	618,081
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	5,800,000	460,665
Receive from Deutsche Bank, upon credit event of Boston Scientific Corp., par value of the notional amount of Boston Scientific Corp. 5.45% 6/15/14, and pay quarterly notional amount multiplied by .49%	March 2011	10,609,000	326,330
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	May 2009	11,135,000	(940)
Receive from Goldman Sachs upon credit event of Boston Properties, Inc., par value of the notional amount of Boston Properties, Inc. 6.25% 1/15/13, and pay quarterly notional amount multiplied by .77%	Sept. 2017	10,000,000	618,167
Receive from Goldman Sachs upon credit event of Capital One Bank, par value of the notional amount of Capital One Bank 5.125% 2/15/14, and pay quarterly notional amount multiplied by 1.45%	Dec. 2012	4,500,000	35,100
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .78%	June 2017	20,000,000	92,508
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of Simon Property Group LP, par value of the notional amount of Simon Property Group LP 6.35% 8/28/12, and pay quarterly notional amount multiplied by .51%	Sept. 2017	$ 25,000,000	$ 1,260,413
Receive from Goldman Sachs upon credit event of Simon Property Group LP, par value of the notional amount of Simon Property Group LP 6.35% 8/28/12, and pay quarterly notional amount multiplied by .58%	Sept. 2017	15,000,000	675,875
Receive from Goldman Sachs upon credit event of Simon Property Group LP, par value of the notional amount of Simon Property Group LP 6.35% 8/28/12, and pay quarterly notional amount multiplied by 1.05%	Dec. 2012	20,000,000	123,490
Receive from Goldman Sachs upon credit event of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 4.75% 12/1/10, and pay quarterly notional amount multiplied by .68%	Sept. 2012	5,000,000	173,100
Receive from JPMorgan Chase, Inc. upon credit event of New York Times Co., par value of the notional amount of New York Times Co. 4.61% 9/26/12, and pay quarterly notional amount multiplied by .63%	Sept. 2012	21,100,000	(52,942)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,035,000	(74,146)
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	1,545,000	(74,802)
Receive from Morgan Stanley, Inc. upon credit event of Verizon Global Funding Corp., par value of the notional amount of Verizon Global Funding Corp. 4.90% 9/20/12, and pay quarterly notional amount multiplied by .25%	Sept. 2012	17,875,000	(2,756)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from UBS, upon credit event of Union Pacific Corp., par value of the notional amount of Union Pacific Corp. 6.625% 2/1/2029 and pay quarterly notional amount multiplied by .35%.	Dec. 2012	$ 25,000,000	$ 10,943
Receive quarterly notional amount multiplied by .1% and pay Deutsche Bank upon credit event of Morgan Stanley, Inc. par value of the notional amount of Morgan Stanley, Inc. 6.6% 4/1/12	March 2008	36,000,000	(104,195)
Receive quarterly notional amount multiplied by .27% and pay Bank of America upon credit event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	June 2012	7,860,000	(42,944)
Receive quarterly notional amount multiplied by .3% and pay Bank of America upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	June 2012	9,200,000	(42,078)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	29,000,000	62,518
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	9,800,000	34,989
Receive quarterly notional amount multiplied by .45% and pay Citibank upon credit event of PPL Energy Supply LLC, par value of the notional amount of PPL Energy Supply LLC 6.4% 11/1/11	Sept. 2012	10,000,000	(72,095)
Receive quarterly notional amount multiplied by .45% and pay Lehman Brothers, Inc. upon credit event of PPL Energy Supply LLC, par value of the notional amount of PPL Energy Supply LLC 6.4% 11/1/11	Sept. 2012	25,000,000	(180,238)
Receive quarterly notional amount multiplied by .54% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	June 2012	16,800,000	(2,332,295)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .54% and pay UBS upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	June 2012	$ 16,800,000	$ (2,332,295)
Receive quarterly notional amount multiplied by .58% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	1,500,000	(150,826)
Receive quarterly notional amount multiplied by .59% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	1,500,000	(150,434)
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	3,100,000	(310,897)
Receive quarterly notional amount multiplied by .65% and pay Deutsche Bank upon credit event of American International Group, Inc., par value of the notional amount of American International Group, Inc. 4.25% 5/15/13	Dec. 2012	22,000,000	(35,101)
Receive quarterly notional amount multiplied by .74% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2012	2,100,000	(283,812)
Receive quarterly notional amount multiplied by .9% and pay UBS upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Sept. 2008	14,100,000	(61,907)
Receive quarterly notional amount multiplied by .95% and pay Citibank upon credit event of Rogers Cable, Inc., par value of the notional amount of Rogers Cable, Inc. 5.5% 3/15/14	Sept. 2012	21,100,000	67,051
Receive quarterly notional amount multiplied by 1.26% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2012	20,000,000	(2,277,038)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by 1.55% and pay Goldman Sachs upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2012	$ 8,400,000	$ (867,087)
Receive quarterly notional amount multiplied by 1.78% and pay Goldman Sachs upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2012	10,000,000	(941,598)
Receive quarterly notional amount multiplied by 1.85% and pay Goldman Sachs upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2012	11,000,000	(1,005,411)
Receive quarterly notional amount multiplied by 2.02% and pay Deutsche Bank upon credit event of AMBAC Financial Group, Inc., par value of the notional amount of AMBAC Financial Group, Inc. 9.375% 8/1/11	March 2008	17,700,000	(239,416)
Receive quarterly notional amount multiplied by 2.07% and pay Merrill Lynch, Inc. upon credit event of AMBAC Financial Group, Inc., par value of the notional amount of AMBAC Financial Group, Inc. 9.375% 8/1/11	March 2008	17,700,000	(235,008)
Receive semi-annually notional amount multiplied by .26% and pay Lehman Brothers, Inc. upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30	April 2008	17,250,000	(4,040)
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	11,391,000	16,561
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	20,385,000	29,638
TOTAL CREDIT DEFAULT SWAPS		687,475,000	(6,737,583)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.80% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	$ 20,000,000	$ 391,450
Receive semi-annually a fixed rate equal to 5.001% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2009	50,000,000	598,590
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2014	21,000,000	955,366
Receive semi-annually a fixed rate equal to 5.257% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	20,000,000	1,158,216
Receive semi-annually a fixed rate equal to 5.337% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	June 2009	120,000,000	3,785,220
Receive semi-annually a fixed rate equal to 5.345% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2012	120,000,000	7,411,428
Receive semi-annually a fixed-rate equal to 4.802% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2012	75,000,000	2,138,813
TOTAL INTEREST RATE SWAPS		426,000,000	16,439,083
		$ 1,113,475,000	$ 9,701,500
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,447,424,121 or 17.9% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $643,701,250.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$267,031,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 10,298,118
BNP Paribas Securities Corp.	16,991,895
Banc of America Securities LLC	6,176,427
Bank of America, NA	102,981,187
Barclays Capital, Inc.	46,094,412
Citigroup Global Markets, Inc.	6,865,412
ING Financial Markets LLC	34,327,061
Societe Generale, New York Branch	2,104,015
UBS Securities LLC	34,327,061
WestLB AG	6,865,412
$ 267,031,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 2,275,933
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 199,144,047	$ -	$ 49,978,902	$ 141,169,931	1.4%
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $8,132,302,329. Net unrealized appreciation aggregated $7,571,163, of which $129,893,578 related to appreciated investment securities and $122,322,415 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed
Securities Central Fund

November 30, 2007

1.841407.101

MBSCEN-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 99.0%
	Principal Amount	Value
Fannie Mae - 70.5%
3.587% 9/1/33 (e)	$ 3,702,299	$ 3,677,027
3.699% 10/1/33 (e)	38,995	38,876
3.716% 7/1/33 (e)	1,236,464	1,242,956
3.718% 6/1/33 (e)	11,282,695	11,280,044
3.75% 1/1/34 (e)	41,257	40,976
3.754% 10/1/33 (e)	2,719,529	2,707,694
3.782% 6/1/33 (e)	13,532,151	13,500,540
3.797% 6/1/33 (e)	1,546,109	1,544,119
3.812% 4/1/33 (e)	115,123	115,037
3.84% 5/1/34 (e)	7,925,978	7,864,789
3.844% 5/1/34 (e)	32,154,070	31,924,393
3.854% 8/1/33 (e)	966,654	963,688
3.891% 9/1/33 (e)	11,201,554	11,203,201
3.915% 5/1/33 (e)	789,455	790,413
3.935% 5/1/34 (e)	4,920,446	4,889,880
3.96% 8/1/33 (e)	5,116,215	5,101,220
3.96% 1/1/35 (e)	82,036	82,834
3.967% 11/1/33 (e)	15,825,805	15,800,483
3.983% 4/1/34 (e)	10,872,492	10,812,802
4.007% 10/1/18 (e)	1,889,282	1,880,331
4.026% 6/1/34 (e)	20,362,392	20,238,242
4.029% 3/1/34 (e)	21,467,323	21,348,286
4.101% 2/1/35 (e)	1,168,830	1,174,816
4.116% 4/1/34 (e)	13,986,523	13,922,464
4.122% 5/1/34 (e)	11,367,826	11,321,422
4.156% 8/1/33 (e)	5,541,919	5,535,696
4.169% 8/1/34 (e)	5,609,037	5,584,133
4.172% 1/1/35 (e)	6,030,929	5,988,568
4.198% 1/1/34 (e)	4,310,868	4,282,796
4.23% 4/1/33 (e)	559,807	561,423
4.245% 1/1/34 (e)	2,990,823	2,973,764
4.25% 2/1/35 (e)	2,865,413	2,848,530
4.256% 5/1/35 (e)	2,658,825	2,672,587
4.263% 10/1/33 (e)	476,727	476,082
4.283% 6/1/33 (e)	591,227	593,594
4.289% 3/1/33 (e)	1,060,103	1,065,157
4.291% 12/1/33 (e)	857,910	854,058
4.292% 3/1/33 (e)	304,857	302,981
4.292% 3/1/35 (e)	2,424,552	2,426,836
4.299% 3/1/33 (e)	1,442,135	1,433,029
4.3% 4/1/35 (e)	1,351,412	1,357,061
4.339% 1/1/35 (e)	3,217,415	3,204,452
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.362% 2/1/34 (e)	$ 5,541,604	$ 5,513,275
4.39% 10/1/34 (e)	5,564,199	5,548,341
4.391% 2/1/35 (e)	4,752,874	4,731,353
4.412% 5/1/35 (e)	2,534,488	2,542,685
4.423% 8/1/34 (e)	7,815,636	7,805,569
4.434% 3/1/35 (e)	4,415,079	4,398,646
4.45% 1/1/35 (e)	2,979,803	2,964,788
4.479% 3/1/35 (e)	5,740,812	5,724,692
4.482% 3/1/33 (e)	7,199,526	7,179,489
4.483% 5/1/35 (e)	7,652,222	7,659,606
4.499% 3/1/35 (e)	4,777,247	4,772,431
4.5% 12/1/17 to 11/1/35	578,583,542	561,650,060
4.5% 12/1/22 (b)(c)	370,000,000	364,161,141
4.502% 3/1/35 (e)	5,540,928	5,526,062
4.506% 2/1/35 (e)	44,070,995	44,016,964
4.528% 7/1/35 (e)	9,176,823	9,175,061
4.532% 12/1/34 (e)	206,764	206,260
4.534% 7/1/34 (e)	8,965,699	8,962,507
4.537% 2/1/35 (e)	2,178,524	2,191,002
4.558% 2/1/35 (e)	1,101,275	1,112,031
4.563% 11/1/34 (e)	4,801,168	4,796,372
4.574% 7/1/35 (e)	8,932,963	8,928,398
4.579% 4/1/33 (e)	4,038,844	4,068,723
4.585% 1/1/35 (e)	6,274,637	6,270,521
4.594% 2/1/35 (e)	4,617,086	4,612,233
4.603% 9/1/34 (e)	2,528,836	2,527,983
4.603% 2/1/36 (e)	16,422,406	16,437,318
4.636% 1/1/35 (e)	6,250,506	6,252,218
4.66% 6/1/35 (e)	4,598,866	4,608,013
4.663% 3/1/35 (e)	11,032,486	11,127,486
4.667% 11/1/34 (e)	5,620,592	5,624,206
4.668% 8/1/35 (e)	5,893,604	5,893,280
4.685% 11/1/34 (e)	6,124,176	6,130,576
4.69% 3/1/35 (e)	296,996	299,747
4.708% 10/1/34 (e)	83,656	83,737
4.713% 7/1/34 (e)	7,550,595	7,563,967
4.721% 12/1/34 (e)	3,904,527	3,909,139
4.729% 12/1/35 (e)	21,184,595	21,215,567
4.77% 12/1/34 (e)	2,571,643	2,575,053
4.774% 12/1/35 (e)	4,294,778	4,290,307
4.797% 11/1/34 (e)	5,511,479	5,522,557
4.818% 3/1/35 (e)	26,713,513	26,937,960
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.824% 2/1/33 (e)	$ 63,192	$ 63,780
4.84% 9/1/34 (e)	5,258,343	5,271,978
4.845% 10/1/34 (e)	10,380,703	10,409,365
4.858% 10/1/34 (e)	35,020,880	35,126,678
4.87% 5/1/33 (e)	20,284	20,513
4.871% 1/1/35 (e)	4,049,853	4,063,056
4.911% 3/1/33 (e)	3,535,705	3,551,789
4.923% 1/1/35 (e)	22,777,035	22,782,821
4.946% 8/1/34 (e)	1,922,941	1,931,364
4.989% 8/1/34 (e)	827,067	829,651
5% 6/1/09 to 5/1/36	596,155,719	590,985,358
5% 12/1/37 (b)(c)	55,000,000	53,955,215
5% 12/1/37 (b)(c)	40,000,000	39,240,156
5% 12/1/37 (b)	43,000,000	42,183,168
5% 12/1/37 (b)	7,000,000	6,867,027
5% 12/1/37 (b)	28,000,000	27,527,500
5.016% 7/1/34 (e)	534,201	536,573
5.04% 5/1/35 (e)	15,296,333	15,400,516
5.044% 10/1/36 (e)	23,716,154	23,849,463
5.054% 4/1/36 (e)	5,782,552	5,814,408
5.055% 1/1/37 (e)	6,097,809	6,138,987
5.066% 9/1/34 (e)	23,988,627	24,110,873
5.082% 9/1/34 (e)	1,105,570	1,111,950
5.112% 7/1/34 (e)	1,982,006	1,992,112
5.119% 3/1/34 (e)	25,061,264	25,211,982
5.132% 3/1/35 (e)	519,572	522,991
5.144% 5/1/35 (e)	2,296,566	2,313,863
5.155% 5/1/35 (e)	12,721,738	12,818,334
5.161% 3/1/36 (e)	14,143,903	14,272,994
5.176% 6/1/35 (e)	10,819,488	10,890,832
5.189% 8/1/33 (e)	1,477,639	1,486,624
5.194% 5/1/35 (e)	20,321,691	20,497,819
5.22% 9/1/35 (e)	856,002	863,400
5.299% 12/1/36 (e)	3,005,926	3,012,767
5.3% 7/1/35 (e)	566,332	569,643
5.307% 3/1/36 (e)	38,163,673	38,565,193
5.312% 12/1/34 (e)	1,509,487	1,521,439
5.34% 1/1/36 (e)	12,797,990	12,818,940
5.351% 1/1/32 (e)	881,931	884,443
5.368% 6/1/36 (e)	8,628,971	8,724,322
5.376% 3/1/37 (e)	17,264,482	17,461,141
5.393% 7/1/35 (e)	2,485,141	2,509,154
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.396% 2/1/37 (e)	$ 3,126,009	$ 3,157,597
5.422% 4/1/36 (e)	7,033,208	7,113,527
5.467% 11/1/36 (e)	11,928,684	12,060,234
5.48% 6/1/47 (e)	2,522,419	2,551,200
5.5% 9/1/10 to 9/1/36 (c)	768,512,624	777,240,309
5.5% 12/1/37 (b)	190,000,000	190,461,852
5.5% 12/12/37 (b)	100,000,000	100,243,080
5.5% 12/12/37 (b)	100,000,000	100,328,130
5.5% 1/1/38 (b)	146,000,000	146,337,786
5.5% 1/1/38 (b)	100,000,000	100,231,360
5.5% 1/1/38 (b)	174,000,000	174,402,566
5.5% 1/1/38 (b)	65,000,000	65,150,384
5.5% 1/1/38 (b)	75,000,000	75,222,660
5.5% 1/1/38 (b)	65,000,000	65,192,972
5.548% 2/1/37 (e)	27,782,760	28,117,431
5.559% 9/1/36 (e)	13,026,047	13,176,380
5.647% 4/1/37 (e)	13,963,763	14,160,750
5.661% 4/1/36 (e)	11,202,066	11,361,191
5.663% 6/1/36 (e)	8,672,023	8,802,624
5.69% 9/1/35 (e)	4,198,834	4,255,871
5.697% 3/1/36 (e)	10,068,152	10,222,577
5.792% 4/1/36 (e)	11,673,725	11,864,181
5.793% 2/1/36 (e)	8,943,340	9,094,554
5.803% 1/1/36 (e)	9,116,326	9,267,921
5.81% 7/1/36 (e)	4,174,574	4,245,161
5.849% 7/1/37 (e)	3,868,720	3,905,542
5.856% 12/1/35 (e)	14,021,262	14,099,613
5.903% 9/1/36 (e)	5,811,226	5,893,868
5.914% 3/1/36 (e)	7,334,244	7,459,197
5.925% 5/1/36 (e)	5,825,023	5,934,114
5.938% 5/1/36 (e)	8,816,698	8,985,661
5.966% 5/1/36 (e)	3,227,993	3,291,165
6% 7/1/08 to 12/1/37	410,663,138	419,766,994
6% 12/1/37 (b)	22,000,000	22,357,155
6% 12/1/37 (b)(c)	125,000,000	127,029,288
6% 12/1/37 (b)	60,000,000	60,974,058
6% 12/1/37 (b)(c)	116,000,000	117,883,179
6% 12/1/37 (b)(c)	50,000,000	50,859,375
6% 1/1/38 (b)	115,000,000	116,831,007
6% 1/1/38 (b)	35,000,000	35,557,263
6% 1/1/38 (b)	50,000,000	50,843,750
6.023% 4/1/36 (e)	55,397,127	56,512,548
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.086% 4/1/36 (e)	$ 27,380,359	$ 27,977,908
6.102% 3/1/37 (e)	5,306,050	5,421,022
6.159% 4/1/36 (e)	5,609,802	5,727,765
6.197% 5/1/37 (e)	392,912	401,415
6.226% 3/1/37 (e)	1,679,323	1,716,171
6.236% 6/1/36 (e)	862,711	875,568
6.244% 8/1/46 (e)	1,315,585	1,339,589
6.269% 6/1/36 (e)	14,503,677	14,818,378
6.303% 10/1/36 (e)	24,336,448	24,872,094
6.339% 5/1/36 (e)	6,059,508	6,199,767
6.477% 4/1/37 (e)	5,372,660	5,481,371
6.5% 1/1/08 to 9/1/47	323,554,782	334,045,897
6.5% 12/1/37 (b)	50,000,000	51,411,690
6.5% 12/1/37 (b)(c)	74,000,000	76,127,500
6.559% 9/1/36 (e)	29,914,091	30,653,328
6.858% 9/1/37 (e)	4,681,799	4,792,064
6.884% 9/1/37 (e)	10,475,922	10,725,993
6.918% 9/1/37 (e)	3,889,951	3,985,971
7% 5/1/13 to 9/1/47	96,285,857	101,358,706
7% 12/1/37 (b)	4,300,000	4,464,106
7.267% 9/1/37 (e)	5,336,058	5,459,891
7.5% 1/1/08 to 4/1/37	56,861,101	60,172,378
8% 9/1/17 to 3/1/37	1,140,677	1,198,422
8.5% 1/1/09 to 8/1/23	132,274	144,778
9.5% 12/1/09 to 2/1/25	469,639	525,485
10% 8/1/17	1,463	1,673
10.75% 9/1/10 to 5/1/14	22,296	24,589
11.25% 5/1/14	1,941	2,188
12.5% 1/1/15 to 7/1/15	8,471	9,899
		6,382,236,467
Freddie Mac - 22.6%
3.757% 10/1/33 (e)	10,153,156	10,079,221
3.915% 6/1/34 (e)	16,261,167	16,096,035
3.999% 5/1/33 (e)	16,658,383	16,653,752
4% 11/1/14 to 2/1/21	23,531,512	22,721,865
4.178% 1/1/35 (e)	16,793,413	16,688,286
4.232% 3/1/34 (e)	8,939,177	8,885,783
4.247% 6/1/33 (e)	17,070,394	17,013,686
4.255% 1/1/35 (e)	116,921	117,297
4.3% 12/1/34 (e)	3,972,961	3,940,907
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.306% 3/1/35 (e)	$ 3,269,572	$ 3,262,860
4.335% 3/1/35 (e)	3,740,952	3,711,593
4.374% 2/1/35 (e)	4,612,088	4,577,511
4.38% 9/1/36 (e)	44,788,991	44,626,228
4.421% 2/1/34 (e)	3,266,926	3,244,381
4.422% 6/1/35 (e)	4,878,965	4,872,437
4.423% 3/1/35 (e)	4,193,325	4,162,638
4.452% 3/1/35 (e)	4,164,718	4,137,722
4.469% 3/1/35 (e)	3,949,605	3,923,672
4.5% 9/1/18 to 5/1/19	14,272,180	14,093,839
4.573% 6/1/33 (e)	5,141,049	5,118,274
4.643% 5/1/35 (e)	11,218,539	11,189,976
4.705% 9/1/35 (e)	54,093,107	54,101,654
4.774% 10/1/34 (e)	3,749,283	3,744,663
4.789% 2/1/36 (e)	1,488,741	1,485,525
4.801% 3/1/33 (e)	496,472	500,226
4.807% 3/1/35 (e)	3,071,235	3,068,910
4.816% 9/1/34 (e)	1,802,575	1,801,732
4.85% 10/1/35 (e)	6,694,709	6,692,881
4.995% 4/1/35 (e)	16,749,273	16,827,559
5% 5/1/18 to 7/1/35	81,130,582	79,789,637
5% 12/1/37 (b)	8,000,000	7,853,657
5.014% 1/1/33 (e)	9,874,888	9,900,237
5.021% 4/1/35 (e)	539,878	539,569
5.034% 10/1/36 (e)	7,773,511	7,823,556
5.037% 4/1/35 (e)	12,804,777	12,824,816
5.199% 3/1/36 (e)	4,550,873	4,544,597
5.275% 11/1/35 (e)	4,944,808	4,934,246
5.43% 3/1/37 (e)	2,149,916	2,165,352
5.5% 9/1/09 to 7/1/35	168,680,244	170,609,054
5.5% 12/1/37 (b)	69,000,000	69,059,913
5.5% 12/1/37 (b)	88,000,000	88,137,500
5.5% 1/1/38 (b)	250,000,000	250,168,250
5.5% 1/1/38 (b)	50,000,000	50,046,875
5.529% 4/1/37 (e)	3,298,505	3,326,093
5.532% 1/1/36 (e)	11,317,898	11,421,502
5.532% 1/1/36 (e)	7,286,238	7,312,177
5.651% 1/1/37 (e)	11,277,594	11,387,392
5.76% 10/1/35 (e)	1,543,655	1,562,272
5.772% 5/1/37 (e)	25,823,445	26,123,823
5.784% 3/1/37 (e)	11,855,415	11,994,230
5.795% 1/1/36 (e)	2,141,255	2,166,383
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.809% 4/1/37 (e)	$ 11,283,703	$ 11,417,923
5.833% 5/1/37 (e)	3,623,000	3,663,513
5.835% 5/1/37 (e)	2,475,102	2,501,959
5.838% 6/1/37 (e)	8,919,866	9,033,514
5.954% 4/1/36 (e)	29,532,323	30,009,299
6% 2/1/17 to 8/1/34	187,869,196	191,846,447
6% 12/1/37 (b)	100,000,000	101,482,810
6% 12/1/37 (b)	71,000,000	72,052,795
6% 12/1/37 (b)(c)	80,000,000	81,262,504
6% 12/1/37 (b)	20,000,000	20,315,626
6.015% 6/1/36 (e)	3,887,222	3,950,350
6.128% 4/1/37 (e)	3,693,918	3,750,014
6.17% 6/1/36 (e)	5,110,804	5,203,249
6.191% 7/1/36 (e)	15,739,966	16,027,111
6.221% 5/1/36 (e)	3,142,146	3,203,132
6.27% 6/1/37 (e)	2,497,477	2,542,664
6.287% 3/1/36 (e)	12,117,691	12,308,957
6.349% 7/1/36 (e)	4,099,967	4,178,137
6.374% 12/1/36 (e)	7,487,061	7,615,306
6.416% 6/1/37 (e)	857,830	874,805
6.463% 10/1/36 (e)	30,988,902	31,617,140
6.496% 8/1/37 (e)	1,558,543	1,592,598
6.5% 4/1/11 to 8/1/47	93,068,477	95,985,552
6.5% 12/1/37 (b)	25,000,000	25,690,220
6.501% 9/1/36 (e)	20,954,422	21,406,262
6.564% 7/1/36 (e)	34,205,542	34,905,045
6.613% 12/1/36 (e)	17,832,378	18,217,111
6.619% 6/1/37 (e)	1,880,957	1,922,605
6.634% 7/1/36 (e)	13,064,938	13,332,442
6.711% 8/1/36 (e)	5,074,873	5,172,097
6.723% 6/1/36 (e)	2,646,081	2,705,615
6.725% 8/1/37 (e)	6,719,304	6,868,882
7% 6/1/21 to 5/1/37	41,897,874	43,572,503
7.226% 2/1/37 (e)	1,543,973	1,588,362
7.5% 9/1/15 to 4/1/37	8,666,036	9,091,126
7.581% 4/1/37 (e)	905,860	927,661
7.7% 8/1/36 (e)	72,060	74,131
8% 7/1/16 to 1/1/37	1,951,379	2,064,167
8.5% 9/1/19 to 1/1/28	670,998	747,449
9% 10/1/16	14,537	15,621
9.5% 10/1/08 to 9/1/18	19,363	19,747
10.5% 5/1/09 to 9/1/13	5,115	5,280
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
11% 8/1/15 to 9/1/20	$ 146,440	$ 167,290
11.5% 10/1/15	5,976	6,898
12% 2/1/13 to 7/1/15	3,812	4,292
13.5% 12/1/14	29,509	34,624
		2,042,007,079
Government National Mortgage Association - 5.9%
4.25% 7/20/34 (e)	2,476,284	2,503,482
5.5% 4/15/29 to 5/15/34	24,446,465	24,862,162
5.5% 12/1/37 (b)	45,000,000	45,700,011
5.5% 12/1/37 (b)	40,000,000	40,622,232
5.5% 12/1/37 (b)	60,000,000	60,933,348
5.5% 12/1/37 (b)	47,000,000	47,653,596
6% 9/15/08 to 10/15/30	1,583,751	1,641,162
6% 12/1/37 (b)	50,000,000	51,311,715
6.5% 6/15/23 to 10/15/35	70,736,766	74,488,743
6.5% 12/1/37 (b)	5,000,000	5,175,544
6.5% 12/1/37 (b)	100,000,000	103,510,880
6.5% 12/1/37 (b)	27,000,000	27,947,938
7% 6/15/22 to 3/15/33	30,026,011	31,560,721
7.5% 1/15/17 to 1/15/32	13,625,831	14,628,550
8% 2/15/08 to 3/15/32	4,015,232	4,373,382
8.5% 11/15/16 to 1/15/31	749,926	834,702
9% 3/15/10 to 1/15/23	87,023	95,588
9.5% 12/15/20 to 3/15/23	32,149	36,859
10.5% 5/20/16 to 1/20/18	122,879	143,064
11% 7/20/13 to 7/20/20	193,170	221,726
		538,245,405
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,873,081,326)		8,962,488,951
Asset-Backed Securities - 3.1%

Accredited Mortgage Loan Trust Series 2007-1 Class A3, 4.9188% 2/25/37 (e)	16,000,000	12,124,800
ACE Securities Corp. Home Equity Loan Trust:
Series 2005-HE6 Class A2B, 4.9888% 10/25/35 (e)	2,639,275	2,622,779
Series 2007-HE1 Class A2C, 4.9588% 1/25/37 (e)	12,235,000	10,044,935
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 4.8388% 10/25/36 (e)	4,469,545	4,338,810
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust:
Series 2007-AQ1 Class A1, 4.8988% 11/25/36 (e)	$ 6,086,308	$ 5,913,761
Series 2007-HE3 Class 1A1, 4.9088% 4/25/37 (e)	4,895,376	4,608,018
BNC Mortgage Loan Trust Series 2006-1 Class A3, 4.9488% 10/25/36 (e)	3,000,000	2,533,800
Carrington Mortgage Loan Trust Series 2005-NC4 Class M1, 5.2688% 9/25/35 (e)	4,960,000	4,337,649
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 4.9225% 8/26/36 (e)	1,287,851	1,266,320
Series 2006-NC2:
Class A2A, 4.9125% 9/25/36 (e)	1,637,232	1,604,743
Class A2B, 5.0325% 9/25/36 (e)	3,535,000	2,633,575
Series 2006-WF2 Class A2B, 5.735% 5/25/36	6,720,000	6,688,503
Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4 Class M1, 5.0588% 5/25/37 (e)	4,720,000	2,486,496
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 4.9088% 1/25/37 (e)	563,321	543,210
Series 2007-BC2 Class 2A1, 4.8788% 6/25/37 (e)	5,200,401	4,971,261
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 4.8488% 10/25/36 (e)	3,296,994	3,195,509
First Franklin Mortgage Loan Trust:
Series 2005-FF12 Class A2A, 4.8788% 11/25/36 (e)	509,375	507,544
Series 2006-FF5 Class 2A2, 4.8988% 4/25/36 (e)	3,165,000	3,075,272
Fremont Home Loan Trust Series 2006-3 Class 2A1, 4.8588% 2/25/37 (e)	358,444	351,724
GSAMP Trust Series 2006-HE5 Class A2C, 4.9388% 8/25/36 (e)	3,000,000	2,559,000
Home Equity Asset Trust Series 2006-8 Class 2A1, 4.8388% 3/25/37 (e)	466,447	451,288
HSBC Home Equity Loan Trust Series 2007-2 Class A3V, 4.96% 7/21/36 (e)	3,255,000	2,699,046
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	1,258,947	1,255,996
Class A1B, 4.8888% 7/25/36 (e)	4,207,942	4,056,456
Long Beach Mortgage Loan Trust:
Series 2006-1 Class 2A2, 4.9288% 2/25/36 (e)	3,030,000	2,956,826
Series 2006-10 Class 2A3, 4.9488% 11/25/36 (e)	10,000,000	8,328,130
Series 2006-2 Class 2A2, 4.9188% 3/25/36 (e)	13,760,000	13,517,053
Series 2006-4 Class 2A2, 4.8888% 5/25/36 (e)	2,960,000	2,893,400
Series 2006-8 Class 2A1, 4.8288% 9/25/36 (e)	3,703,988	3,567,310
Luminent Mortgage Trust Series 2006-3 Class 12A1, 4.9988% 5/25/36 (e)	3,383,822	3,280,475
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 4.9988% 5/25/47 (e)	$ 4,190,000	$ 4,073,310
MASTR Asset Backed Securities Trust:
Series 2006-HE1 Class A2, 4.9288% 1/25/36 (e)	10,845,000	10,583,093
Series 2006-WMC3 Class A2, 4.8388% 8/25/36 (e)	3,223,104	3,104,655
Series 2007-HE1 Class A3, 4.9988% 5/25/37 (e)	17,500,000	14,621,250
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 4.9588% 2/25/37 (e)	10,715,362	10,359,528
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 4.8588% 7/25/37 (e)	6,012,071	5,847,677
Morgan Stanley ABS Capital I Trust:
Series 2006-HE3 Class A2C, 4.9488% 4/25/36 (e)	8,255,000	7,044,404
Series 2006-HE6 Class A2A, 4.8288% 9/25/36 (e)	11,519,830	11,246,234
Series 2006-NC1 Class A2, 4.9288% 12/25/35 (e)	3,112,452	3,066,388
Series 2007-HE2 Class A2A, 4.8288% 1/25/37 (e)	783,467	746,252
Series 2007-HE4 Class A2A, 4.8988% 2/25/37 (e)	713,500	691,204
Series 2007-NC3 Class A2A, 4.8488% 5/25/37 (e)	327,671	317,124
Morgan Stanley ABS Capital I, Inc. Series 2006-HE4 Class A1, 4.8288% 6/25/36 (e)	1,137,987	1,104,530
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 5.1788% 1/25/36 (e)	3,909,000	1,843,484
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 4.8888% 4/25/37 (e)	7,540,055	7,315,030
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 4.8388% 11/25/36 (e)	1,550,177	1,512,392
National Collegiate Student Loan Trust Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	21,050,000	5,792,539
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (e)	3,170,327	3,143,579
Nomura Home Equity Loan Trust:
Series 2006-HE1 Class A1, 4.8688% 2/25/36 (e)	48,898	47,673
Series 2007-2 Class 2A3, 4.9788% 2/25/37 (e)	14,000,000	9,703,400
Nomura Home Equity Loan, Inc. Series 2006-AF1 Class A1, 6.032% 10/25/36	1,669,043	1,669,043
Novastar Home Equity Loan Series 2006-6 Class A2A, 4.8588% 1/25/37 (e)	2,228,202	2,146,984
NovaStar Home Equity Loan Trust Series 2006-2 Class A2A, 4.8388% 6/25/36 (e)	360,666	350,117
NovaStar Mortgage Funding Trust Series 2006-5 Class A2A, 4.8588% 11/25/36 (e)	1,882,618	1,828,116
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 4.8788% 5/25/37 (e)	2,112,315	2,057,857
Series 2007-6 Class 2A1, 4.8488% 7/25/37 (e)	2,299,919	2,232,991
Asset-Backed Securities - continued
	Principal Amount	Value
Ownit Mortgage Loan Asset-Backed Certificates Series 2006-2 Class A2A, 4.8688% 1/25/37 (e)	$ 1,940,959	$ 1,892,338
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 4.8488% 9/25/37 (e)	11,733,620	11,447,613
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 4.8588% 9/25/36 (e)	9,062,308	8,799,954
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36	682,116	678,386
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 4.8688% 8/25/36 (e)	4,000,464	3,866,701
Series 2006-WM4 Class A2A, 4.8688% 11/25/36 (e)	2,310,626	2,238,419
Series 2007-NC1 Class A2A, 4.8388% 12/25/36 (e)	2,653,550	2,572,285
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	3,896,009	3,878,356
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 4.8788% 6/25/37 (e)	7,693,801	7,502,226
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 4.8788% 4/25/37 (e)	7,313,597	6,992,486
TOTAL ASSET-BACKED SECURITIES (Cost $308,600,729)		281,731,307
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 8.8%
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 5.165% 2/17/52 (a)(d)(e)	13,425,000	13,223,625
Banc of America Mortgage Securities, Inc.:
sequential payer Series 2004-E Class 2A3, 4.1106% 6/25/34 (e)	12,967,858	12,865,603
Series 2003-H Class 2A3, 4.3053% 9/25/33 (e)	5,741,213	5,693,052
Series 2003-I Class 2A6, 4.1489% 10/25/33 (d)(e)	36,685,000	36,178,032
Series 2003-J Class 2A2, 4.3951% 11/25/33 (e)	4,795,913	4,787,766
Series 2003-L Class 2A1, 3.9762% 1/25/34 (e)	8,570,744	8,519,482
Series 2004-1 Class 2A2, 4.6817% 10/25/34 (e)	9,711,648	9,601,116
Series 2004-A:
Class 2A1, 3.5495% 2/25/34 (e)	2,813,123	2,755,522
Class 2A2, 4.1005% 2/25/34 (e)	11,823,724	11,632,356
Series 2004-B Class 2A2, 4.0917% 3/25/34 (e)	3,951,008	3,884,557
Series 2004-D Class 2A1, 3.6156% 5/25/34 (e)	1,381,778	1,351,253
Series 2004-F Class 2A6, 4.1456% 7/25/34 (e)	4,258,000	4,220,883
Series 2004-J:
Class 1A2, 5.5977% 11/25/34 (e)	4,921,160	4,961,962
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-J:
Class 2A1, 4.7631% 11/25/34 (e)	$ 4,259,450	$ 4,216,332
Series 2004-L Class 2A1, 4.3699% 1/25/35 (e)	4,914,945	4,868,103
Series 2005-D Class 2A7, 4.7793% 5/25/35 (e)	4,480,000	4,410,826
Series 2005-H:
Class 1A1, 4.9132% 9/25/35 (e)	1,484,651	1,486,168
Class 2A2, 4.8029% 9/25/35 (e)	6,046,636	5,994,067
Series 2005-J Class 2A5, 5.0874% 11/25/35 (e)	13,095,000	12,952,354
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2003-6 Class 1A2, 3.9868% 8/25/33 (e)	14,551,530	14,534,180
Series 2004-10 Class 11A1, 4.8356% 1/25/35 (e)	7,296,316	7,354,914
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3557% 2/25/37 (e)	7,274,828	7,401,239
Class 5A1, 4.1692% 2/25/37 (e)	7,241,840	7,117,849
Series 2007-A2:
Class 2A1, 4.242% 7/25/37 (e)	4,168,350	4,139,471
Class 3A1, 4.5612% 7/25/37 (e)	29,330,632	28,854,596
Citigroup Mortgage Loan Trust:
Series 2003-HYB3 Class 1A, 5.7579% 9/25/34 (e)	4,196,577	4,222,514
Series 2004-UST1:
Class A3, 4.2492% 8/25/34 (e)	17,519,129	17,512,358
Class A4, 4.4067% 8/25/34 (e)	12,141,689	11,966,354
Class A5, 4.6888% 8/25/34 (e)	39,034,322	38,704,970
Series 2006-AR7 Class 1A1, 7.0128% 11/25/36 (e)	1,008,122	1,024,827
Countrywide Home Loans pass-thru certificates Series 2007-HY3 Class 1A1, 5.7315% 6/25/47 (e)	15,901,499	15,911,805
Countrywide Home Loans, Inc. Series 2003-56 Class 6A1, 4.8405% 12/25/33 (e)	10,780,766	10,766,345
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6342% 11/25/34 (e)	4,548,446	4,492,923
First Horizon Mortgage pass-thru Trust Series 2004-AR5:
Class 1A1, 6.6982% 10/25/34 (e)	3,890,098	3,833,379
Class 2A1, 5.1143% 10/25/34 (e)	20,454,578	20,322,906
Granite Master Issuer PLC floater Series 2005-4 Class C2, 5.4988% 12/20/54 (e)	6,005,000	5,149,288
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 6.2629% 9/25/34 (e)	2,985,286	2,990,759
Series 2005-AR4 Class 3A5, 4.7624% 7/25/35 (e)	4,255,000	4,220,119
Series 2006-AR2 Class 4A1, 5.8411% 4/25/36 (e)	15,392,416	15,304,585
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
GSR Mortgage Loan Trust: - continued
Series 2007-AR2 Class 2A1, 4.8363% 4/25/35 (e)	$ 4,416,592	$ 4,368,129
Holmes Master Issuer PLC floater Series 2007-2A Class 2C1, 5.6525% 7/15/40 (e)	5,370,000	5,094,788
JPMorgan Mortgage Acquisition Trust sequential payer Series 2006-A5 Class 3A5, 5.9484% 8/25/36 (e)	12,322,000	12,474,793
JPMorgan Mortgage Trust:
sequential payer:
Series 2006-A3 Class 3A3, 5.7409% 5/25/36 (e)	21,370,000	21,293,224
Series 2006-A4 Class 1A3, 5.8207% 6/25/36 (e)	8,445,000	8,415,640
Series 2004-A3 Class 4A1, 4.2903% 7/25/34 (e)	26,439,306	25,831,799
Series 2006-A2 Class 5A1, 3.7561% 11/25/33 (e)	30,849,933	30,698,410
Series 2006-A3 Class 6A1, 3.7674% 8/25/34 (e)	7,179,476	7,029,658
Series 2006-A4 Class 1A1, 5.8207% 6/25/36 (e)	1,454,173	1,458,722
Series 2007-A1:
Class 3A2, 5.0072% 7/25/35 (e)	22,584,341	22,414,626
Class 7A3, 5.3009% 7/25/35 (e)	29,063,000	28,729,938
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.2317% 8/25/34 (e)	17,833,784	17,542,531
Series 2005-A2:
Class A2, 4.4883% 2/25/35 (e)	10,647,180	10,532,143
Class A7, 4.4883% 2/25/35 (e)	13,813,000	13,558,490
Series 2006-A6 Class A4, 4.1705% 10/25/33 (e)	20,748,378	20,709,261
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5418% 10/25/35 (e)	9,957,588	9,981,579
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2913% 7/25/34 (e)	10,950,468	10,752,565
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 4.8388% 5/25/36 (e)	569,553	555,030
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4343% 4/25/33 (e)	8,628,817	8,498,835
Series 2003-20 Class 1A1, 5.5% 7/25/33	5,266,922	5,248,820
WaMu Mortgage pass-thru certificates:
Series 2003-AR10 Class A7, 4.0562% 10/25/33 (e)	38,330,000	38,067,581
Series 2003-AR8 Class A, 4.03% 8/25/33 (e)	11,875,866	11,722,920
Series 2004-AR7 Class A6, 3.939% 7/25/34 (e)	2,045,000	2,022,989
Series 2006-AR10 Class 1A4, 5.9431% 9/25/36 (e)	25,453,000	25,670,883
WaMu Mortgage Securities Corp. pass-thru certificates Series 2005-AR3 Class A2, 4.6361% 3/25/35 (e)	19,792,033	19,526,865
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7597% 9/25/36 (e)	7,990,000	8,011,868
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2004-W:
Class A1, 4.5621% 11/25/34 (e)	$ 8,864,163	$ 8,749,949
Class A9, 4.5627% 11/25/34 (e)	16,510,000	16,223,254
Series 2005-AR12:
Class 2A5, 4.3205% 7/25/35 (e)	4,475,000	4,418,700
Class 2A6, 4.3205% 7/25/35 (e)	5,943,882	5,840,557
Series 2005-AR2 Class 1A2, 4.6343% 3/25/35 (e)	8,928,895	8,876,730
Series 2005-AR3 Class 2A1, 4.1926% 3/25/35 (e)	2,280,335	2,258,894
TOTAL PRIVATE SPONSOR		796,008,611
U.S. Government Agency - 9.3%
Fannie Mae:
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	2,590,000	2,691,314
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,643,895
Series 2006-45 Class OP, 6/25/36 (h)	9,736,818	7,618,522
Series 2006-53 Class PB, 5.5% 1/25/30	20,373,000	20,740,765
Series 2006-64:
Class MB, 5.5% 9/25/33	14,040,916	14,260,870
Class PB, 5.5% 9/25/33	33,007,700	33,524,772
Series 1993-165 Class SH, 6.1874% 9/25/23 (e)	732,326	765,809
Series 1999-17 Class PG, 6% 4/25/29	27,062,834	27,694,489
Series 2003-22 6% 4/25/33 (g)	20,628,709	4,391,485
Fannie Mae STRIP:
Series 339:
Class 29, 5.5% 7/1/18 (g)	11,379,615	1,792,289
Class 5, 5.5% 7/1/33 (g)	11,324,204	2,289,612
Series 343 Class 16, 5.5% 5/1/34 (g)	8,060,100	1,673,730
Series 348 Class 14, 6.5% 8/1/34 (g)	4,911,124	1,015,989
Series 351:
Class 12, 5.5% 4/1/34 (g)	3,612,861	839,990
Class 13, 6% 3/1/34 (g)	4,722,256	1,057,166
Series 359, Class 19 6% 7/1/35 (g)	4,655,304	1,079,449
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	18,753,883	19,182,904
Series 2001-52 Class YZ, 6.5% 10/25/31	1,000,976	1,039,074
Series 2001-63 Class TC, 6% 12/25/31	16,685,000	17,001,950
Series 2001-64 Class QH, 6% 11/25/31	33,540,000	34,168,258
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2001-72 Class NZ, 6% 12/25/31	$ 4,654,144	$ 4,676,793
Series 2002-52 Class PB, 6% 2/25/32	15,000,000	15,135,105
Series 2005-14 Class ME, 5% 10/25/33	6,813,000	6,606,908
Series 2006-57 Class PC, 5.5% 10/25/32	14,081,000	14,290,911
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	23,707,082	24,033,237
Series 2001-31 Class ZC, 6.5% 7/25/31	9,443,570	9,756,188
Series 2003-112 Class AN, 4% 11/25/18	16,358,000	15,446,830
Series 2003-80 Class CG, 6% 4/25/30	2,906,338	2,968,038
Series 2004-3 Class BA, 4% 7/25/17	1,069,360	1,051,909
Series 2004-70 Class GB, 4.5% 1/25/32	5,961,966	5,736,901
Series 2004-91 Class AH, 4.5% 5/25/29	708,198	700,028
Series 1999-33 Class PK, 6% 7/25/29	12,815,000	13,070,015
Series 2001-63 Class PG, 6% 12/25/31	9,625,744	9,807,680
Series 2001-74 Class QE, 6% 12/25/31	9,126,309	9,298,970
Series 2003-21 Class SK, 3.3169% 3/25/33 (e)(g)	4,165,536	443,640
Series 2003-3 Class HS, 2.8669% 9/25/16 (e)(g)	400,999	19,829
Series 2003-35:
Class BS, 2.2169% 4/25/17 (e)(g)	4,061,760	197,935
Class TQ, 2.7169% 5/25/18 (e)(g)	4,343,965	399,802
Series 2003-42 Class SJ, 2.2669% 11/25/22 (e)(g)	5,313,738	360,151
Series 2004-54 Class SW, 1.2169% 6/25/33 (e)(g)	18,603,848	818,536
Series 2004-56 Class SE, 2.7669% 10/25/33 (e)(g)	26,781,901	2,538,003
Series 2005-14 Class SE, 1.2669% 3/25/35 (e)(g)	21,450,519	1,042,362
Series 2007-36:
Class GO, 4/25/37 (h)	5,099,778	4,122,032
Class PO, 4/25/37 (h)	6,939,689	5,604,464
Class SB, 1.8169% 4/25/37 (e)(g)	90,233,614	6,285,026
Class SG, 1.8169% 4/25/37 (e)(g)	66,291,566	4,546,362
Series 2007-57 Class SA, 11.9212% 6/25/37 (e)	18,322,387	21,404,594
Series 2007-66:
Class SA, 10.9012% 7/25/37 (e)	15,826,092	18,864,528
Class SB, 10.9012% 7/25/37 (e)	6,643,485	8,201,981
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	1,213,076	1,279,796
Class GY, 0% 5/15/37 (e)	1,325,656	1,391,939
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	23,647,607	24,176,678
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2101 Class PD, 6% 11/15/28	$ 2,246,079	$ 2,290,028
Series 2162 Class PH, 6% 6/15/29	2,467,157	2,526,696
Series 3033 Class UD, 5.5% 10/15/30	8,960,000	9,132,219
Series 3178:
Class PB, 5.5% 4/15/30	23,374,000	23,829,877
Class PC, 5.5% 12/15/32	7,453,000	7,577,244
Series 3225 Class EO, 10/15/36 (h)	12,084,836	9,285,984
Series 3030 Class SL, 1.4481% 9/15/35 (e)(g)	51,084,222	2,410,537
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (e)	1,903,765	1,866,584
Series 3222 Class HF, 0% 9/15/36 (e)	2,998,854	2,956,211
Series 3298 Class CF, 0% 8/15/36 (e)	2,562,146	3,042,548
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (h)	11,736,539	8,828,715
Series 2121 Class MG, 6% 2/15/29	9,407,353	9,637,577
Series 2137 Class PG, 6% 3/15/29	9,639,232	9,874,843
Series 2154 Class PT, 6% 5/15/29	13,723,684	14,058,958
Series 2425 Class JH, 6% 3/15/17	6,333,660	6,486,708
Series 2585 Class KS, 2.9481% 3/15/23 (e)(g)	2,952,223	277,214
Series 2590 Class YR, 5.5% 9/15/32 (g)	574,091	164,653
Series 2625 Class QX, 2.25% 3/15/22	431,789	429,092
Series 2640 Class QG, 2% 4/15/22	694,641	689,167
Series 2665 Class PB, 3.5% 6/15/23	1,265,857	1,258,097
Series 2750 Class NE, 5% 4/15/32	21,352,000	21,188,875
Series 2836 Class EG, 5% 12/15/32	40,221,000	39,737,218
Series 2952 Class EC, 5.5% 11/15/28	11,757,000	11,954,009
Series 3018 Class UD, 5.5% 9/15/30	10,540,000	10,734,728
Series 3049 Class DB, 5.5% 6/15/31	11,205,000	11,412,595
Series 3075 Class PB, 5.5% 7/15/30	18,780,000	19,148,672
Series 3078 Class PB, 5.5% 7/15/29	32,145,000	32,730,290
Series 3159 Class TC, 5.5% 6/15/32	7,522,000	7,645,793
Series 3258 Class PM, 5.5% 12/15/36	13,685,062	13,947,603
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	3,400,018	3,534,129
Series 2303 Class ZV, 6% 4/15/31	6,603,150	6,704,707
Series 2417 Class KZ, 6% 2/15/32	5,981,693	6,104,697
Series 2467, Class NB, 5% 7/15/17	7,939,000	7,904,530
Series 2502 Class ZC, 6% 9/15/32	6,014,874	6,085,267
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2564 Class ES, 2.9481% 2/15/22 (e)(g)	$ 4,803,700	$ 283,479
Series 2575 Class ID, 5.5% 8/15/22 (g)	828,705	112,393
Series 2675 Class CB, 4% 5/15/16	473,502	467,615
Series 2683 Class JA, 4% 10/15/16	497,187	490,856
Series 2750 Class ZT, 5% 2/15/34	12,383,160	11,358,982
Series 2817 Class SD, 2.3981% 7/15/30 (e)(g)	7,849,610	465,855
Series 3204 Class VB, 5% 3/15/25	6,632,403	6,403,772
Series 3266 Class D, 5% 1/15/22	11,000,000	10,771,955
Series 2844:
Class SC, 16.5628% 8/15/24 (e)	635,746	847,628
Class SD, 25.9756% 8/15/24 (e)	935,300	1,652,039
Series 2957 Class SW, 1.3481% 4/15/35 (e)(g)	31,766,925	1,295,455
Series 3002 Class SN, 1.8481% 7/15/35 (e)(g)	31,802,095	2,087,172
Ginnie Mae guaranteed REMIC pass-thru securities:
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	14,273,201	14,598,104
Series 2006-50:
Class JC, 5% 6/20/36	31,031,879	30,290,838
Class JD, 5% 9/20/36	2,512,120	2,336,805
Series 2003-11 Class S, 1.8919% 2/16/33 (e)(g)	23,183,660	1,420,310
Series 2004-32 Class GS, 1.8419% 5/16/34 (e)(g)	6,841,701	412,952
Series 2007-18 Class S, 2.1419% 4/16/37 (e)(g)	42,268,450	2,881,301
Series 2007-32 Class XA, 0% 5/20/36 (e)	7,872,055	7,903,565
Series 2007-35 Class SC, 12.2512% 6/16/37 (e)	788,983	997,290
TOTAL U.S. GOVERNMENT AGENCY		844,283,934
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,608,551,513)		1,640,292,545
Commercial Mortgage Securities - 0.8%

First Horizon Mortgage pass-thru Trust Series 2005-AR4 Class 2A1, 5.3279% 10/25/35 (e)	9,626,848	9,626,887
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8736% 10/16/23 (e)	1,028,844	1,039,199
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-59 Class D, 3.654% 10/16/27	$ 35,005,000	$ 33,815,355
WaMu Mortgage pass-thru certificates Series 2006-AR8 Class 2A2, 6.1327% 8/25/36 (e)	22,370,000	22,665,696
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $68,353,817)		67,147,137
Fixed-Income Funds - 13.6%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $1,361,744,551)	13,786,165	1,232,483,151
Cash Equivalents - 3.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
3.47%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Treasury Obligations) #	$ 7,314,116	7,312,000
4.65%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) #	331,548,457	331,420,000
TOTAL CASH EQUIVALENTS (Cost $338,732,000)		338,732,000
TOTAL INVESTMENT PORTFOLIO - 138.3% (Cost $12,559,063,936)		12,522,875,091
NET OTHER ASSETS - (38.3)%		(3,467,429,383)
NET ASSETS - 100%		$ 9,055,445,708
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.53% with Deutsche Bank	Oct. 2009	$ 100,000,000	$ (1,061,020)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.79% with Morgan Stanley, Inc.	Sept. 2010	256,000,000	(5,137,024)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.134% with JPMorgan Chase, Inc.	August 2009	91,000,000	(2,999,478)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.309% with Credit Suisse First Boston	June 2009	150,000,000	(4,703,250)
Receive semi-annually a fixed rate equal to 4.97% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2012	150,000,000	5,255,190
Receive semi-annually a fixed rate equal to 5.39% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Sept. 2037	17,000,000	1,163,670
Receive semi-annually a fixed rate equal to 5.48% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	44,000,000	3,717,934
Receive semi-annually a fixed rate equal to 5.74% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2017	40,000,000	4,187,488
Receive semi-annually a fixed rate equal to 5.79% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	80,000,000	8,626,136
Receive semi-annually a fixed rate equal to 5.93% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2027	50,000,000	7,250,370
		$ 978,000,000	$ 16,300,016
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,223,625 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,055,743.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,312,000 due 12/03/07 at 3.47%
Banc of America Securities LLC	$ 769,445
Barclays Capital, Inc.	3,204,517
ING Financial Markets LLC	1,112,679
Lehman Brothers, Inc.	2,225,359
$ 7,312,000
$331,420,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 12,781,297
BNP Paribas Securities Corp.	21,089,139
Banc of America Securities LLC	7,665,745
Bank of America, NA	127,812,966
Barclays Capital, Inc.	57,209,126
Citigroup Global Markets, Inc.	8,520,864
ING Financial Markets LLC	42,604,322
Societe Generale, New York Branch	2,611,355
UBS Securities LLC	42,604,322
WestLB AG	8,520,864
$ 331,420,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 21,908,791
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 1,501,274,355	$ 125,008,002	$ 306,512,535	$ 1,232,483,151	12.1%
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $12,561,196,825. Net unrealized depreciation aggregated $38,321,734, of which $136,567,356 related to appreciated investment securities and $174,889,090 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008